February 28, 1999

Annual Report 99


February 28 1999

Annual Report




                                                 Asset Allocation Fund

                                                       Bond Index Fund

                                                         LifePath 2000(R)

                                                         LifePath 2010(R)

                                                         LifePath 2020(R)

                                                         LifePath 2030(R)

                                                         Lifepath 2040(R)

                                                     Money Market Fund

                                                    S&P 500 Stock Fund

                                           US Treasury Allocation Fund





Advised by Barclays Global Fund Advisors
Sponsored and distributed by Stephens Inc., Member NYSE/SIPC


MasterWorks(R) Funds

Table of Contents

Letter to Shareholders......................................................   1
Masterworks(R) Market Overview..............................................   2
Managers Discussion and Analysis............................................   6
MasterWorks(R) Funds Inc.
 Statement of Assets and Liabilities........................................  22
 Statement of Operations....................................................  26
 Statements of Changes in Net Assets........................................  30
 Financial Highlights.......................................................  38
 Notes to the Financial Statements..........................................  46
 Independent Auditors' Report...............................................  51
Master Investment Portfolio Portfolios of Investments
 Asset Allocation Master Portfolio..........................................  53
 Bond Index Master Portfolio................................................  73
 LifePath Master Portfolios.................................................  80
 Money Market Master Portfolio.............................................. 162
 S&P 500 Index Master Portfolio............................................. 164
 U.S. Treasury Allocation Master Portfolio.................................. 183
Master Investment Portfolio
 Statement of Assets and Liabilities........................................ 184
 Statement of Operations.................................................... 188
 Statements of Changes in Net Assets........................................ 192
 Master Investment Portfolio Notes to the Financial Statements.............. 200
 Independent Auditors' Report............................................... 206

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

To Our Shareholders

  Perhaps the best way to summarize the fiscal year that ended February 28, 1999, is as a year of tremendous growth, significant volatility, and considerable opportunity. Highlights of the last year include:

  . The Dow Jones Industrial Average, which measures the value of 30 actively traded, well-established U.S. companies, surpassed 9,000 points for the first time in its 103-year history on April 6, 1998.

  . The return of the Standard & Poor's 500 Index, which measures the performance of 500 widely held industrial, transportation, financial, and utility stocks of U.S. companies, surpassed 20% for the fourth calendar year in a row.

  . The Federal Reserve Board lowered interest rates three times during the fiscal year.

  . Financial and political turmoil abroad caused investors to turn to the relative stability of U.S. bond and money market investments, resulting in tremendous growth in these asset classes.

  As we look back on a year marked by record-high levels in the Dow Jones Industrial Average and the S&P 500 Index, the lowest U.S. Treasury bond yields in 30 years, and dramatic changes in international markets, we encourage investors to keep long-term goals in mind when making investment decisions. While one fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future results. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your short- or long-term objectives. One trait many successful investors share is the ability to stay focused on their personal financial goals rather than on temporary market swings.

  The MasterWorks(R) Funds offer a simple, cost-effective way for you to invest in your future. We trust that the funds are fulfilling your expectations, and will continue to do so. We appreciate your confidence and look forward to continuing to help you meet your investment goals.

MasterWorks(R) Family of Funds                                        April 1999

MasterWorks(R) Funds Market Overview:
12-Month Period Ended February 28, 1999

U.S. Equity Markets

  The fiscal year that began March 1, 1998, got off to a record-breaking start for large-company stocks. The Dow Jones Industrial Average closed above 9,000 points for the first time in April. Low inflation, low interest rates, and budget surpluses sustained an already-strong U.S. economy.

  Although investors began to shift away from the U.S. stock market during the first quarter of the fiscal year, expectations that the Federal Reserve Board would tighten its interest-rate policies kept the market in check. Early signs of political and economic trouble in Asia could have significantly affected the U.S. market, but investors' decisions to purchase stocks at relatively low prices kept the S&P 500 Index from any substantial slide. The announcement of the merger between Chrysler and Daimler Benz, as well as the merger between SBC Communications and Ameritech, also helped buoy stocks of larger U.S. companies. Unfortunately, poor earnings reports from technology companies hurt the stocks of smaller companies during this period.

  The second quarter of the fiscal year began with substantial swings in the large-company sector of the U.S. stock market, with 100-point moves in the Dow Jones Industrial Average occurring regularly. Rumors of poor earnings at technology companies, combined with turmoil in the Asian economy, continued to negatively affect the performance of small-company stocks since investors tend to favor stocks of more established companies in times of uncertainty. Investments in large-company stocks drove the strong performance of the S&P 500 Index during the second quarter.

  The Dow Jones Industrial Average set another record on July 14 and went on to break it twice over the next few days. The S&P 500 Index reached six record highs during July and was trading at its highest level until July 21, when the Federal Reserve Board warned investors that stocks were overvalued and did not lower interest rates. The Board's announcements, combined with investors' worries over inflation, poor second-quarter-1998 earnings, and the burgeoning political and economic difficulties in Asia, quickly cooled the record-breaking growth of large-company stocks.

  The stock market continued its downward trend in August, ending the month with the sixth largest percentage drop in the Dow Jones Industrial Average since the October 1987 crash. Financial tumult in Asia, Russia, and Latin America shook investors' confidence in the U.S.

    MASTERWORKS(R) FUNDS MARKET OVERVIEW

stock market; panic-driven stock sales made August one of the worst months for stock performance on record. The S&P 500 Index lost 14.5% of its value during this time.

  September brought much-needed relief to the large-company sector of the equity market. Federal Reserve Board Chairman Alan Greenspan's remark that U.S. inflation was no longer the primary threat to the economy boosted the market. Investor concerns remained focused on the continuing turmoil in foreign markets, especially Russia.

  U.S. equity markets bounced back during the fourth quarter of the fiscal year; the S&P 500 Index rose an impressive 21.3% by the end of the year. The Federal Reserve Board's lowering interest rates during the fourth quarter inspired investors' faith in the U.S. economy and investment in U.S. stocks.

  Although stocks of mid-sized and small companies saw significant declines early in the fiscal year, they had begun to show signs of improvement by February 28, 1999. The Standard & Poor's 400 Index, which measures the performance of mid-sized companies' stocks, returned -20.14% for the first half of the fiscal year. It bounced back during the third and fourth quarters to end the fiscal year with a 7.49% return. The Russell 2000 Index, which is a benchmark for small-company stocks, returned a dismal -26.35% for the first half of the fiscal year. Small-company stocks recovered slightly during the second half of the year, partly in response to analysts' positive forecasts of high-tech companies' performance. The Russell 2000 Index ended the fiscal year with a -14.15% return.

U.S. Fixed-Income Markets

  The U.S. bond market started the fiscal year slowly as investors analyzed conflicting economic data. Low inflation, high federal tax receipts, and shaky foreign economies encouraged investors to seek out more stable investment options, but the bond market was still negatively affected by the lowest unemployment rate in 28 years and modest corporate profits.

  Bond prices dropped slightly during the first quarter of the fiscal year, partially in response to an article in The Wall Street Journal that claimed the Federal Reserve Board was biased toward higher interest rates. The declines were short-lived, however, as bonds rallied in response to news that inflation was at its lowest level in over 30 years.

  Financial and political turmoil in other parts of the world also caused investors to turn to the relative safety and stability of the U.S. bond market during the first quarter of the fiscal year. In Indonesia, riots led to President Raden Suharto's resignation after more than 30 years in power. The country's gross domestic product declined and inflation of the rupiah soared. Indonesian companies owed over $80 billion to foreign lenders; loans from Japanese banks accounted for 40% of that amount. Nuclear-bomb tests by the Indian and Pakistani governments also heightened political tensions and further encouraged investors toward U.S. bonds.

  U.S. bond market returns were excellent in August, as investors sought a safe haven from the shock waves created by the political and economic crises in Russia as well as in several emerging markets. The Russian government had defaulted on its domestic debt, suspended trading on the ruble, and delayed repayment of corporate and bank debt to foreign creditors for 90 days.

  During September, the beginning of the third quarter of the fiscal year, the U.S. bond market continued its remarkable rally, fueled by investors' attraction to low-risk investment options and their realization that turbulence overseas would have a significant effect on the U.S. economy. To balance the impact of these events, the Federal Reserve Board reduced short-term interest rates for the first time since January 1996.

  Additional rate cuts by the Federal Reserve Board, the enactment of banking reform laws in Japan, a $42 billion financial rescue plan for Brazil, and coordinated rate cuts by the 11 European nations preparing for the European Monetary Union combined to calm global financial markets and decrease the demand for U.S. Treasury bonds by the end of 1998. The flight to relatively safer and more stable investments caused by Russia's devaluation of the ruble and default on its debt, which had driven interest rates to their lowest levels in a generation, subsided as investors became more optimistic that global financial conditions were beginning to stabilize. Overall, U.S. Treasury bonds performed well through the end of the fiscal year.

International Equity Markets

  Among the more significant events in the international equity markets during the fiscal year that ended February 28, 1999, were the selection of the founding members of the European Monetary Union (EMU) and the adoption of its new currency, the euro. The 11 countries selected for membership in the EMU are Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, Netherlands, Portugal, and Spain. The euro became their official currency on January 1, 1999.

    MASTERWORKS(R) FUNDS MARKET OVERVIEW


  The euro should provide Europe with new benefits and opportunities, reducing transaction costs and eliminating exchange-rate risks among EMU countries. Businesses will have a more reliable basis on which to make investment and trade decisions; consumers will be able to compare costs more accurately and take advantage of competitive prices on products and services.

  The launch of the euro sparked a new wave of consolidation within European telecommunications and banking sectors. In January 1999, Societie General de France took over Paribas SA, and Banco Santander SA and BCH SA merged. Investors are compiling lists of companies they expect to perform better in the new environment, either because of increased merger-and-acquisition activity or companies' renewed attention to the bottom line in the wake of increased competition.

  The Morgan Stanley Capital International Europe Australasia Far East (MSCI
EAFE) Index returned 4.95% for the fiscal year that ended February 28, 1999. Japan and the United Kingdom accounted for the largest parts of the index's performance.

  The banking crisis was central to most market events in Japan during the last fiscal year; several of the country's largest financial institutions were forced to declare bankruptcy when borrowers found themselves unable to repay large loans. Although the Japanese equity market generally improved each time regulators implied that the crisis was over, it declined just as quickly once investors realized that the crisis had not yet been successfully resolved. The Morgan Stanley Capital International Japan (MSCI Japan) Index returned -5.48% for the fiscal year ended February 28, 1999.

  The Morgan Stanley Capital International United Kingdom (MSCI UK) Index returned 6.28% during the last fiscal year. The strength in the value of the pound, as well as high consumer spending rates, boosted most sectors of the United Kingdom's economy. The only sector that did not fare well was manufacturing; a strong pound makes importing British goods an expensive proposition for other countries, causing declines in export rates from the United Kingdom.

  As noted earlier, emerging markets were extremely volatile during the past fiscal year. Occasional bright spots were overshadowed by the effects of political and economic turmoil in Russia, Southeast Asia, and Brazil. Although emerging-market countries are slowly turning themselves around, they have a long way to go before achieving economic stability.

Asset Allocation Fund

                                                 Average Annual
PERFORMANCE AS OF 2/28/99                          Total Return
---------------------------------------------------------------
                                        One Year         17.83%
                                       Five Year         16.66%
           Since Inception Date (7/2/93-2/28/99)         15.60%

Average annual total return represents the Asset Allocation Fund's average an-nual increase in value during the time periods noted above. These figures as-sume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed.

A fund's "net asset value," or NAV, is the market value of one share of a fund. The Asset Allocation Fund's NAV increased from $13.50 on February 28, 1998, to $14.07 on February 28, 1999. "Net investment income" includes income from dividends and interest on the Fund's investments after management and administrative fees have been deducted. Cumulative dividends on net investment income were approximately $0.26 per share during this period. Of course, past performance is no guarantee of future results.

The Asset Allocation Fund can invest in stocks, bonds, and cash. The model used to manage the Fund's assets constantly monitors expected levels of risk and return to determine the best mix of investments among the different asset classes.

The Asset Allocation Fund's benchmark is composed of 60% of the return of the S&P 500 Index and 40% of the return of the Lehman Brothers 20+ Bond Index. For the fiscal year that ended February 28, 1999, the Asset Allocation Fund returned 17.83% while the benchmark returned 15.66%.

The U.S. stock and bond markets performed well at different times throughout the fiscal year. Stocks outperformed long-term bonds every month of the last fiscal year, with the exception of several months in the summer of 1998 when investors turned from the economic and political crises in international markets to the relative stability of fixed income investments.

During the first half of the fiscal year, the Fund was heavily invested in stocks of large U.S. companies. The Fund benefited from the solid performance of stocks in the S&P 500 Index during this period. During the second half of the fiscal year, the Asset Allocation Fund began investing even more significantly in stocks when their expected risk-adjusted returns looked more attractive than those of bonds.

    MANAGERS DISCUSSION AND ANALYSIS

Low stock prices in August presented a good buying opportunity for the Asset Allocation Fund. By September 1, 1998, the Fund had its highest allocation in stocks since its inception in July, 1993. From September 1998 through the close of the fiscal year on February 28, 1999, the Fund invested 80% of its assets in stocks and 20% in bonds and cash equivalents.

[ASSET ALLOCATION FUND GRAPH APPEARS HERE]

              Asset Allocation          S&P 500 Index           Lipper Balance
              ----------------          -------------           --------------

                   10,000                  10,000                   10,000
Sep-93             10,467                  10,258                   10,366
Dec-93             10,543                  10,495                   10,478
Mar-94             10,111                  10,096                   10,158
Jun-94              9,953                  10,139                   10,081
Sep-94             10,138                  10,634                   10,377
Dec-94             10,264                  10,682                   10,263
Mar-95             11,047                  11,668                   10,883
Jun-95             12,055                  12,782                   11,645
Sep-95             12,610                  13,798                   12,271
Dec-95             13,258                  14,629                   12,819
Mar-96             13,441                  15,414                   13,106
Jun-96             13,726                  16,109                   13,372
Sep-96             13,944                  16,604                   13,723
Dec-96             14,828                  17,989                   14,487
Mar-97             14,660                  18,471                   14,551
Jun-97             16,206                  21,696                   16,109
Sep-97             17,266                  23,321                   17,143
Dec-97             18,138                  23,991                   17,392
Mar-98             20,004                  27,335                   18,768
Jun-98             20,790                  28,237                   19,053
Sep-98             19,646                  25,433                   17,950
Dec-98             22,784                  30,845                   20,014
Feb-99             22,720                  31,135                   19,846

The Asset Allocation Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

Bond Index Fund

                                                 Average Annual
PERFORMANCE AS OF 2/28/99                          Total Return
---------------------------------------------------------------
                                        One Year          6.24%
                                       Five Year          6.76%
           Since Inception Date (7/2/93-2/28/99)          6.21%

Average annual total return represents the Bond Index Fund's average annual increase in value during the time periods noted above. These figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed.

A fund's "net asset value," or NAV, is the market value of one share of a fund. The Bond Index Fund's NAV remained the same at $9.73 on February 28, 1998, and February 28, 1999. "Net investment income" includes income from dividends and interest on the Fund's investments after management and administrative fees have been deducted. Cumulative dividends on net investment income were approximately $0.60 per share during this period. Of course, past performance is no guarantee of future results.

The Bond Index Fund tracks the Lehman Brothers Government/ Corporate Bond Index. For the fiscal year that ended February 28, 1999, the Fund returned 6.24%, while the index returned 6.35% for the same period. The Fund's performance lagged slightly behind the performance of the index because administrative and management fees are deducted from the total return, and because a small percentage of the Fund's assets are invested in low-risk, low-return money market securities used to process transactions.

The Fund invests in the same proportions of the same securities that comprise the index it tracks. At the close of the fiscal year, the Fund had invested 54% of its assets in U.S. Treasury bonds, 33% in long-term corporate bonds, and 13% in U.S. agency securities.

The bond market fluctuated dramatically during the last fiscal year due to investors' uncertainty about the strength of the U.S. economy and the devaluation of the Russian ruble. Economic and political turmoil in foreign markets such as Brazil and Southeast Asia also contributed to the bond market's volatility.

During the second quarter of the fiscal year, the Bond Index Fund returned 2.73%. When Japan's economy started to weaken and riots erupted in Indonesia, bond investors looked to the U.S. market for safety and stability. The Bond Index Fund benefited from having more

    MANAGERS DISCUSSION AND ANALYSIS
than half of its assets in U.S. Treasury securities, which performed better than other fixed-income securities. Although a strong economy can lead to increased inflation, which in turn can cause bond prices to drop, the bond market rallied as reports showed inflation remained at historically low levels in the U.S.

Interest rates dropped dramatically in the third quarter of the fiscal year, partially in response to Russia's devaluation of its currency and concerns that Brazil would default on its debt. These events created a renewed demand for high-quality U.S. investments. Even though the U.S. economy did not appear to be slowing down, the Federal Reserve Board reduced short-term interest rates from 5.5% to 5.25% to reassure investors that uncertainty in international markets would not affect the U.S. economy. The bond market rallied and the Bond Index Fund returned 5.05% for the third quarter of the fiscal year. The U.S.- government securities and high-quality corporate bonds in which the Fund was invested contributed to its strong performance during this period.

In the fourth quarter of the fiscal year, investors became more confident that foreign markets were beginning to stabilize. This increased confidence lessened the demand for safer, more secure investments, which resulted in lower returns on bond investments. Despite the Federal Reserve Board's lowering interest rates to 4.75%, U.S. Treasury security rates rose and the Bond Index Fund returned only .07% for the quarter.

The first two months of 1999 resulted in negative returns for bondholders. Inflation remained at record lows, the U.S. economy showed no signs of slowing down after last year's foreign-market shocks, and some investors were concerned that the Federal Reserve Board would raise interest rates in the immediate future. The potential for interest rate hikes and the decreased demand for U.S. Treasury market securities from international investors caused interest rates on these securities to rise in January and February 1999. In fact, February was the worst month for the performance of U.S. Treasury bonds since 1981. The Bond Index Fund returned -1.89% for the first two months of 1999.

[BOND INDEX FUND GRAPH APPEARS HERE]

             Lehman Brothers Gov't/Corp Bond Index       Bond Index Fund
             -------------------------------------       ---------------

                            10,000                           10,000
Sep-93                      10,332                           10,281
Dec-93                      10,302                           10,230
Mar-94                       9,978                            9,937
Jun-94                       9,854                            9,776
Sep-94                       9,903                            9,820
Dec-94                       9,940                            9,846
Mar-95                      10,435                           10,326
Jun-95                      11,111                           10,998
Sep-95                      11,323                           11,186
Dec-95                      11,851                           11,696
Mar-96                      11,573                           11,397
Jun-96                      11,628                           11,432
Sep-96                      11,832                           11,626
Dec-96                      12,195                           11,945
Mar-97                      12,096                           11,848
Jun-97                      12,516                           12,269
Sep-97                      12,935                           12,891
Dec-97                      13,364                           13,112
Mar-98                      13,576                           13,275
Jun-98                      13,921                           13,638
Sep-98                      14,611                           14,327
Dec-98                      14,630                           14,337
Feb-99                      14,384                           14,066

The Bond Index Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

    MANAGERS DISCUSSION AND ANALYSIS

LifePath(R) Funds


                                               Average Annual
PERFORMANCE AS OF 2/28/99                        Total Return
-------------------------------------------------------------
                            Five Year/Since         Dividends
                             Inception Date          From Net
   Fund           One Year (3/1/94-2/28/99) Investment Income
   ----           -------- ---------------- -----------------
   LifePath 2000     6.70%            8.24%             $0.42
   LifePath 2010    10.19%           12.67%             $0.38
   LifePath 2020    12.42%           15.63%             $0.31
   LifePath 2030    13.55%           17.76%             $0.24
   LifePath 2040    15.35%           19.97%             $0.14

Average annual total returns represent the LifePath Funds' average annual increase in value during the time periods noted above. These figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. The Funds' past performance is no guarantee of future results. The investment return and principal value of shares of the Funds will vary with changes in market conditions. Shares of the Funds may be worth more or less than their original cost when they are redeemed.

The Funds are successors to the assets of the institutional class of shares of the Stagecoach Trust LifePath Funds (the "predecessor funds"), which began op-erations on March 1, 1994. Performance information for the periods before March 26, 1996, the date the LifePath Funds began operations, reflects the perfor-mance of the predecessor funds.

The LifePath Funds' objective is growing assets while taking on levels of risk appropriate to investors' time horizons. The Funds' strategies assume that the investor will begin to withdraw his or her investment in the decade included in the Fund's name. For example, investors in LifePath 2040 plan to begin to withdraw their investments in 2040. Assets in this Fund, therefore, are invested almost entirely in stocks because investors can wait out the short-term ups and downs of the markets in return for greater potential rewards over the long term. By contrast, assets in the LifePath 2000 Fund are invested more conservatively in short-term, low-risk, bonds and money market instruments, although about 20% of the Fund's assets are invested in U.S. equity securities.

The models used to manage the LifePath Funds' assets are both "strategic" and "tactical."

Strategic asset allocation techniques affect 75% of the LifePath Funds' total asset allocation. The strategic model focuses on long-term asset allocation by comparing the potential risks and returns for each asset class based on the Funds' different time horizons and investors' shifting risk tolerances. As each Fund nears its target date, the asset allocation becomes more conservative, shifting to less risky investments such as short-term bonds or money market investments. Short-term volatility in the markets has only a small effect on a Fund's long-term strategic allocation. The progression to less risky assets is an ongoing process; forty years from now, the asset allocation of the LifePath 2040 Fund will look very similar to the asset allocation of the LifePath 2000 Fund today.

Tactical asset allocation techniques affect 25% of the LifePath Funds' total asset allocation. The more conservative tactical approach shifts assets from long-term bonds to short-term bonds and money market investments as the Fund nears its target date; the more aggressive tactical approach shifts assets among stocks, bonds, and cash.

On February 28, 1998, assets in the LifePath Funds were allocated as follows:

                    U.S. International  U.S.   Money
   Fund           Equity        Equity Bonds Market*
   ----           ------ ------------- ----- -------
   LifePath 2000     19%            5%   51%     25%
   LifePath 2010     38%           10%   42%     10%
   LifePath 2020     55%           15%   25%      5%
   LifePath 2030     66%           19%   12%      3%
   LifePath 2040     80%           20%    0%      0%

* The percentage of the Funds' assets that are invested in money market instru-ments is net of the Funds' other assets and liabilities.

During the past fiscal year, the LifePath 2030 and 2040 Funds invested primarily in companies that showed greater long-term potential for growth. It was only toward the end of the fiscal year, as potential earnings from these stocks appeared less certain, that assets were reallocated to more stable stock investments with higher current earnings.

The LifePath 2020 and 2010 Funds invested more evenly among stocks and bonds. They benefited from both significant gains in large-company stock values and strong bond returns.

The LifePath 2000 Fund's money market investments remained stable throughout the year, unaffected by the dramatic swings typical of the riskier asset classes.

    MANAGERS DISCUSSION AND ANALYSIS

Assets in the LifePath Funds were allocated as follows on February 28, 1999:

                    U.S. International  U.S.   Money
   Fund           Equity        Equity Bonds Market*
   ----           ------ ------------- ----- -------
   LifePath 2000     14%            6%   56%     24%
   LifePath 2010     34%           11%   43%     12%
   LifePath 2020     52%           15%   26%      7%
   LifePath 2030     63%           19%   14%      3%
   LifePath 2040     77%           21%    2%      0%

* The percentage of the Funds' assets that are invested in money market instru-ments is net of the Funds' other assets and liabilities.

The returns of the LifePath Funds varied in comparison to their benchmark, the Lipper Balanced Index. This index represents the average performance of all balanced funds and does not take into account the different investment objectives of the LifePath Funds. For the fiscal year that ended February 28, 1999, all LifePath Funds performed as expected relative to this benchmark: the LifePath 2000 and 2010 Funds lagged behind the index, due primarily to their significant investments in U.S. bonds and money market instruments, and the LifePath 2020, 2030, and 2040 Funds performed better than the index, due primarily to their significant investments in U.S. stocks.

The LifePath Funds will continue to invest in the asset classes appropriate to their short- and long-term goals in the year ahead.

                       [LIFEPATH 2000 GRAPH APPEARS HERE]

                 Lipper Balanced      S&P 500 Index      LifePath 2000
                 ---------------      -------------      -------------

                      10,000             10,000              10,000
Mar-94                 9,637              9,564               9,855
Jun-94                 9,564              9,604               9,765
Sep-94                 9,844             10,074               9,878
Dec-94                 9,737             10,072               9,825
Mar-95                10,325             11,053              10,330
Jun-95                11,048             12,108              10,881
Sep-95                11,641             13,071              11,180
Dec-95                12,161             13,858              11,533
Mar-96                12,434             14,602              11,585
Jun-96                12,686             15,258              11,674
Sep-96                13,018             15,729              11,891
Dec-96                13,743             17,041              12,263
Mar-97                13,804             17,498              12,246
Jun-97                15,282             20,553              12,925
Sep-97                16,263             22,092              13,375
Dec-97                16,499             22,726              13,577
Mar-98                17,804             25,894              14,120
Jun-98                18,645             26,749              14,330
Sep-98                17,028             24,092              14,324
Dec-98                18,987             29,219              15,000
Feb-99                18,827             29,494              14,858

[LIFEPATH 2010 GRAPH APPEARS HERE]

            Lipper Balanced            S&P 500 Index           LifePath 2010
            ---------------            -------------           -------------

                  10,000                  10,000                  10,000
Mar-94             9,637                   9,564                   9,838
Jun-94             9,564                   9,604                   9,760
Sep-94             9,844                  10,074                   9,900
Dec-94             9,737                  10,072                   9,547
Mar-95            10,325                  11,053                  10,520
Jun-95            11,048                  12,108                  11,257
Sep-95            11,641                  13,071                  11,738
Dec-95            12,161                  13,858                  12,209
Mar-96            12,434                  14,602                  12,242
Jun-96            12,686                  15,258                  12,668
Sep-96            13,018                  15,729                  12,928
Dec-96            13,743                  17,041                  13,520
Mar-97            13,804                  17,498                  13,602
Jun-97            15,282                  20,553                  14,879
Sep-97            16,263                  22,092                  15,528
Dec-97            16,499                  22,726                  15,765
Mar-98            17,804                  25,894                  16,909
Jun-98            18,645                  26,749                  17,215
Sep-98            17,028                  24,092                  16,613
Dec-98            18,987                  29,219                  18,294
Feb-99            18,827                  29,494                  18,155

[LIFEPATH 2020 GRAPH APPEARS HERE]

            Lipper Balanced            S&P 500 Index           LifePath 2020
            ---------------            -------------           -------------

                  10,000                  10,000                  10,000
Mar-94             9,637                   9,564                   9,610
Jun-94             9,564                   9,604                   9,752
Sep-94             9,844                  10,074                   9,916
Dec-94             9,737                  10,072                   9,874
Mar-95            10,325                  11,053                  10,636
Jun-95            11,048                  12,108                  11,472
Sep-95            11,641                  13,071                  12,057
Dec-95            12,161                  13,858                  12,590
Mar-96            12,434                  14,602                  12,909
Jun-96            12,686                  15,258                  13,234
Sep-96            13,018                  15,729                  13,521
Dec-96            13,743                  17,041                  14,298
Mar-97            13,804                  17,498                  14,408
Jun-97            15,282                  20,553                  16,167
Sep-97            16,263                  22,092                  17,056
Dec-97            16,499                  22,726                  17,331
Mar-98            17,804                  25,894                  19,053
Jun-98            18,645                  26,749                  19,442
Sep-98            17,028                  24,092                  18,139
Dec-98            18,987                  29,219                  20,789
Feb-99            18,827                  29,494                  20,663

    MANAGERS DISCUSSION AND ANALYSIS

[LIFEPATH 2030 GRAPH APPEARS HERE]

            Lipper Balanced          S&P 500 Index          LifePath 2030
            ---------------          -------------          -------------

                10,000                  10,000                  10,000
Mar-94           9,637                   9,564                   9,711
Jun-94           9,564                   9,604                   9,510
Sep-94           9,844                  10,074                   9,875
Dec-94           9,737                  10,072                   9,857
Mar-95          10,325                  11,053                  10,682
Jun-95          11,048                  12,108                  11,637
Sep-95          11,641                  13,071                  12,300
Dec-95          12,161                  13,858                  12,928
Mar-96          12,434                  14,602                  13,305
Jun-96          12,686                  15,258                  13,710
Sep-96          13,018                  15,729                  14,025
Dec-96          13,743                  17,041                  14,946
Mar-97          13,804                  17,498                  15,080
Jun-97          15,282                  20,553                  17,220
Sep-97          16,263                  22,092                  18,284
Dec-97          16,499                  22,726                  18,608
Mar-98          17,804                  25,894                  20,792
Jun-98          18,645                  26,749                  21,297
Sep-98          17,028                  24,092                  19,349
Dec-98          18,987                  29,219                  22,835
Feb-99          18,827                  29,494                  22,641

[LIFEPATH 2040 GRAPH APPEARS HERE]

                               Lifepath 2030

            Lipper Balanced          S&P 500 Index          LifePath 2040
            ---------------          -------------          -------------

                10,000                  10,000                  10,000
Mar-94           9,637                   9,564                   9,652
Jun-94           9,564                   9,604                   9,821
Sep-94           9,844                  10,074                   9,977
Dec-94           9,737                  10,072                   9,955
Mar-95          10,325                  11,053                  10,829
Jun-95          11,048                  12,108                  11,799
Sep-95          11,641                  13,071                  12,564
Dec-95          12,161                  13,858                  13,194
Mar-96          12,434                  14,602                  13,739
Jun-96          12,686                  15,258                  14,287
Sep-96          13,018                  15,729                  14,640
Dec-96          13,743                  17,041                  15,655
Mar-97          13,804                  17,498                  15,892
Jun-97          15,282                  20,553                  18,472
Sep-97          16,263                  22,092                  19,645
Dec-97          16,499                  22,726                  19,859
Mar-98          17,804                  25,894                  22,625
Jun-98          18,645                  26,749                  23,179
Sep-98          17,028                  24,092                  20,488
Dec-98          18,987                  29,219                  24,938
Feb-99          18,827                  29,494                  24,841


The LifePath Funds are organized as "feeder" funds in a "master-feeder" struc-ture. Instead of investing directly in the individual securities in the portfo-lio, the feeder funds, which are offered to the public, hold interests in the net assets of the Master Portfolios. It is the Master Portfolios that actually invest in the individual securities. References to "the fund" are to the feeder funds or the Master Portfolios. Barclays Global Fund Advisors (BGFA) advises the Master Portfolios.

Money Market Fund

PERFORMANCE AS OF 2/28/99                       Seven-Day Yield
---------------------------------------------------------------
                                                          4.58%

The seven-day yield is an annualized yield for the seven-day period ended Feb-ruary 28, 1999. "Annualized yield" refers to the interest you would earn if you held a share of the Money Market Fund for one year; the yield is prorated if you hold a share of the Fund for a shorter period of time. The yield reflects fluctuations in interest rates on the Fund's investments and expenses for the Fund's administration and management.

A fund's "net asset value," or NAV, is the market value of one share of a fund. The Money Market Fund's NAV remained stable at $1.00 per share from February 28, 1998, to February 28, 1999. "Net investment income" includes income from dividends and interest on the Fund's investments after management and administrative fees have been deducted. Cumulative dividends on net investment income were approximately $0.05 per share during this period. Of course, past performance is no guarantee of future results.

Through the first seven months of the fiscal year, the Money Market Fund invested in overnight and short-term investments. The Federal Reserve Board held short-term interest rates in place through August, remaining cautious due to the threat of inflation. But by September the devaluation of the Russian ruble and the ensuing troubles of a prominent fund manager that had invested heavily in Russia created turmoil in the world markets.

To help global financial markets stabilize, the Federal Reserve Board lowered interest rates three times in just seven weeks. The Money Market Fund began purchasing fixed income securities while short-term interest rates declined. This strategy allowed the Fund to lock in higher rates of investment, which in turn helped it outpace its benchmark for the year. The Money Market Fund grew to record levels, ending the fiscal year with $205 million in assets.

As the new fiscal year begins, the Money Market Fund will continue to take advantage of flexible, high-return investment opportunities within the money market realm, while maintaining a conservative approach to portfolio management.

The Money Market Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

    MANAGERS DISCUSSION AND ANALYSIS

S&P 500 Stock Fund

                                                 Average Annual
PERFORMANCE AS OF 2/28/99                          Total Return
---------------------------------------------------------------
                                        One Year         19.50%
                                       Five Year         23.74%
           Since Inception Date (7/2/93-2/28/99)         22.02%

Average annual total return represents the S&P 500 Stock Fund's average annual increase in value during the time periods noted above. These figures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. The Fund's past performance is no guarantee of future re-sults. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed.

A fund's "net asset value," or NAV, is the market value of one share of a fund. The S&P 500 Stock Fund's NAV increased from $22.08 on February 28, 1998, to $24.80 on February 28, 1999. "Net investment income" includes income from dividends and interest on the Fund's investments after management and administrative fees have been deducted. Cumulative dividends on net investment income were approximately $0.34 per share during this period. Of course, past performance is no guarantee of future results.

The goal of the S&P 500 Stock Fund is to hold all of the stocks in--and match as closely as possible the performance of--the Standard & Poor's 500 Index. For the fiscal year ended February 28, 1999, the Fund returned 19.50%; the index returned 19.74%. The Fund's performance lagged slightly behind the performance of the index, partially as a result of the administrative and management fees that are deducted from the Fund, and because a small percentage of the Fund's assets are invested in low-risk, low-return money market securities used to process transactions.

The stocks of the 15 largest companies were responsible for half of the index's return during the last fiscal year; Microsoft, General Electric, Wal-Mart, Lucent Technologies, and Cisco Systems were the largest contributors, accounting for 25.2% of the index's total return.

Several major changes to the S&P 500 Index occurred in 1998. Chrysler and Amoco were removed from the index as a result of their mergers with Daimler Benz and British Petroleum, respectively. The index also included its first Internet stock with the addition of America Online. Another technology company, Dell Computers, had the top-performing stock in the index, returning 249% in 1998.

Although political and economic turmoil abroad could have negatively affected the companies in the S&P 500 Index, investors purchased stocks at relatively low prices and prevented the index from any considerable decline early in the fiscal year. The index gained 4.35% by the end of the first fiscal quarter.

It wasn't until the summer months of 1998 that the index started to slip. Investors' worries over global financial events--such as the devaluation of the Russian ruble and economic struggles in Asia--began to show; the index returned -11.93% by the end of the second fiscal quarter. When investors responded to the difficulties in foreign economies by selling stocks, the Fund took advantage of the opportunity and bought stocks at lower prices.

U.S. markets rebounded during the third fiscal quarter. The S&P 500 Index finished the third fiscal quarter with a return of 22.03%, making 1998 the fourth year in a row in which the index boasted a return greater than 20%. The performance of the index during the fourth fiscal quarter continued to rebound with a quarterly return of 6.76% and closed out the fiscal year on February 28, 1999, with a return of 19.73%.

The S&P 500 Stock Fund will continue to invest in the same securities that make up the S&P 500 Index, tracking the performance of the index as closely as possible.

[S&P 500 STOCK FUND GRAPH APPEARS HERE]

                              S&P 500 Stock Fund

                S&P 500 Index                  S&P 500 Stock Fund
                -------------                  ------------------

                    10,000                           10,000
Sep-93              10,258                           10,347
Dec-93              10,495                           10,569
Mar-94              10,096                           10,179
Jun-94              10,139                           10,180
Sep-94              10,634                           10,652
Dec-94              10,632                           10,652
Mar-95              11,568                           11,676
Jun-95              12,782                           12,782
Sep-95              13,798                           13,794
Dec-95              14,628                           14,509
Mar-96              15,414                           15,398
Jun-96              16,107                           16,076
Sep-96              16,604                           16,553
Dec-96              17,989                           17,914
Mar-97              18,471                           18,384
Jun-97              21,696                           21,576
Sep-97              23,321                           23,177
Dec-97              23,991                           23,838
Mar-98              27,335                           27,137
Jun-98              28,237                           28,016
Sep-98              25,433                           25,234
Dec-98              30,845                           30,611
Feb-99              31,135                           30,847


The S&P 500 Stock Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors (BGFA) advises the Master Portfolio.

    MANAGERS DISCUSSION AND ANALYSIS

U.S. Treasury Allocation Fund

                                                 Average Annual
PERFORMANCE AS OF 2/28/99                          Total Return
---------------------------------------------------------------
                                        One Year          4.52%
                                       Five Year          5.29%
           Since Inception Date (7/2/93-2/28/99)          5.27%

Average annual total return represents the U.S. Treasury Allocation Fund's av-erage annual increase in value during the time periods noted above. These fig-ures assume that dividends and capital gain distributions have been reinvested in the Fund at net asset value. The Fund's past performance is no guarantee of future results. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed.

A fund's "net asset value," or NAV, is the market value of one share of a fund. The U.S. Treasury Allocation Fund's NAV decreased from $9.40 on February 28, 1998, to $9.38 on February 28, 1999. "Net investment income" includes income from dividends and interest on the Fund's investments after management and administrative fees have been deducted. Cumulative dividends on net investment income were approximately $0.44 per share during this period. Of course, past performance is no guarantee of future results.

The U.S. Treasury Allocation Fund uses the Tactical Bond Model to select the optimum mix of securities, which include long-term U.S. Treasury bonds, intermediate-term U.S. Treasury notes, and short-term cash investments such as U.S. Treasury bills and a money market fund. The model makes investment decisions by comparing the potential risk and return over time of each type of security.

The key word for the U.S. Treasury market during the past fiscal year was "volatility." During 1998, international economic and political instability motivated investors to seek out the safer and more stable investments of U.S. Treasury securities. Early in the year, Federal Reserve Board Chairman Alan Greenspan reported on the state of the economy to Congress. He noted that the U.S. economy remained strong, but that the financial turmoil in Asia could cause the economy to slow. By May 1998 investors had turned to the relative safety of U.S. Treasury securities as political unrest in Indonesia unfolded. This market continued to benefit from a "flight to quality" as investors grew concerned over economic troubles in Japan.

The U.S. Treasury bond market rallied sharply in August as investors sought a haven from the political and economic crises created by Russia's default on its domestic debt. The market continued its rally in September, fueled by a global "flight from risk" and a realization that turbulence overseas would have a greater impact on the U.S. economy than investors had previously anticipated. Chairman Greenspan commented, "The U.S. can't remain an oasis of prosperity in a world that is experiencing greatly increased stress." To counterbalance the global financial turmoil, the Federal Reserve Board reduced short-term interest rates for the first time since January 1996. By October 1998, U.S. Treasury bond rates were at their lowest levels in a generation. Sixteen days after the first rate cut, the Federal Reserve Board unexpectedly lowered interest rates to reduce the demand for U.S. Treasury securities. Another rate cut by the Federal Reserve Board in November finally calmed the global financial markets.

In January 1999, the bond market's response to Brazil's devaluing its currency was subdued in comparison to its reaction just several months earlier when Russia defaulted on its debt; liquidity did not evaporate and riskier sectors outperformed U.S. Treasury securities. The U.S. Treasury bond market tumbled in February 1999 as continued economic strength--despite the disruptions caused by the global turmoil of the last year--led investors to shift abruptly away from U.S. Treasury bonds. A rate hike by the Federal Reserve Board appeared to be a real possibility, arousing long-dormant concerns about inflation. As a result, the U.S. Treasury bond market posted its lowest monthly returns since December 1981.

The increased activity in the U.S. Treasury market during the fiscal year that ended February 28, 1999, significantly changed yield levels, prompting the Fund to reallocate its assets among bonds, notes, and bills three times. However, the differences among the yields of long- and short-term U.S. Treasury securities was not significant enough to prompt the Fund to invest heavily in riskier, but generally better-performing, long-term securities.

During August and September--two of the market's most active months of 1998-- the U.S. Treasury Allocation Fund's shorter-term investments led to good performance. Nonetheless, longer-term securities posted stronger performance during the same time period. The Fund did not perform as well as its benchmark, the Lehman Brothers Intermediate Government Bond Index. For the fiscal year that ended February 28, 1999, the Fund returned 4.52%, compared to 6.20% for the index.

[U.S. TREASURY ALLOCATION FUND GRAPH APPEARS HERE]

                           U.S. Treasury Allocation

           Lehman Brothers Gov't/Corp Bond Index      U.S. Treasury Allocation
           -------------------------------------      ------------------------

                           10,000                              10,000
Sep-93                     10,332                              10,601
Dec-93                     10,302                              10,507
Mar-94                      9,978                              10,020
Jun-94                      9,854                               9,843
Sep-94                      9,903                               9,867
Dec-94                      9,940                               9,841
Mar-95                     10,435                              10,338
Jun-95                     11,111                              10,866
Sep-95                     11,323                              11,036
Dec-95                     11,851                              11,359
Mar-96                     11,573                              11,248
Jun-96                     11,628                              11,266
Sep-96                     11,832                              11,479
Dec-96                     12,194                              11,792
Mar-97                     12,096                              11,678
Jun-97                     12,516                              12,088
Sep-97                     12,935                              12,415
Dec-97                     13,364                              12,670
Mar-98                     13,567                              12,844
Jun-98                     13,921                              13,023
Sep-98                     14,611                              13,368
Dec-98                     14,630                              13,436
Feb-99                     14,384                              13,376

The U.S. Treasury Allocation Fund is organized as a "feeder" fund in a "master-feeder" structure. Instead of investing directly in the individual securities in the portfolio, the feeder fund, which is offered to the public, holds interests in the net assets of the Master Portfolio. It is the Master Portfolio that actually invests in the individual securities. References to "the fund" are to the feeder fund or the Master Portfolio. Barclays Global Fund Advisors
(BGFA) advises the Master Portfolio.

STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 1999

                                                           Asset         Bond
                                                      Allocation        Index
                                                            Fund         Fund
------------------------------------------------------------------------------
ASSETS
Investments:
In corresponding Master Portfolio, at market value
 (Note 1)                                           $599,023,358 $126,693,777
Receivables:
 Fund shares sold                                        520,489      103,161
Total Assets                                         599,543,847  126,796,938
LIABILITIES
Payables:
 Capital shares redeemed                                 304,525       42,268
 Distribution to shareholders                             18,005        3,887
 Due to BGI and Stephens (Note 2)                        128,399       17,945
Total Liabilities                                        450,929       64,100
TOTAL NET ASSETS                                    $599,092,918 $126,732,838
Net assets consist of:
 Paid-in capital                                     457,427,521  127,668,181
 Undistributed net investment income                      15,720       19,349
 Undistributed net realized gain (loss) on
  investments                                          5,117,967      259,209
 Net unrealized appreciation (depreciation) on
  investments                                        136,531,710   (1,213,901)
TOTAL NET ASSETS                                    $599,092,918 $126,732,838
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
 PER SHARE
Net Assets                                          $599,092,918 $126,732,838
Shares outstanding                                    42,578,165   13,021,489
Net asset value and offering price per share        $      14.07 $       9.73
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF ASSETS AND LIABILITIES--FEBRUARY 28, 1999


   LifePath              LifePath                     LifePath                     LifePath
       2000                  2010                         2020                         2030
       Fund                  Fund                         Fund                         Fund
----------------------------------------------------------
$51,539,699          $132,668,064                 $166,156,346                 $116,375,884
     48,579               286,403                      283,454                      502,410
 51,588,278           132,954,467                  166,439,800                  116,878,294
    295,615               124,988                      269,292                      119,441
          0                     0                            0                            0
     11,314                31,719                       40,066                       29,500
    306,929               156,707                      309,358                      148,941
$51,281,349          $132,797,760                 $166,130,442                 $116,729,353
 47,889,291           113,289,710                  131,316,526                   89,403,209
    279,919               596,809                      427,593                      182,933
    645,785             2,387,773                    2,916,838                    1,734,347
  2,466,354            16,523,468                   31,469,485                   25,408,864
$51,281,349          $132,797,760                 $166,130,442                 $116,729,353
$51,281,349          $132,797,760                 $166,130,442                 $116,729,353
  4,447,546             9,290,046                   10,143,808                    6,285,477
$     11.53          $      14.29                 $      16.38                 $      18.57
-------------------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
FEBRUARY 28, 1999

                                                                 LifePath
                                                                     2040
                                                                     Fund
-------------------------------------------------------------------------
ASSETS
Investments:
In corresponding Master Portfolio, at market value (Note 1)  $163,629,297
Receivables:
 Fund shares sold                                                 555,478
Total Assets                                                  164,184,775
LIABILITIES
Payables:
 Capital shares redeemed                                          264,651
 Distribution to shareholders                                           0
 Due to BGI and Stephens (Note 2)                                  36,688
Total Liabilities                                                 301,339
TOTAL NET ASSETS                                             $163,883,436
Net assets consist of:
 Paid-in capital                                              127,828,563
 Undistributed net investment income                               98,786
 Undistributed net realized gain (loss) on investments          1,334,424
 Net unrealized appreciation (depreciation) on investments     34,621,663
TOTAL NET ASSETS                                             $163,883,436
COMPUTATION OF NET ASSET VALUE AND
 OFFERING PRICE PER SHARE
Net Assets                                                   $163,883,436
Shares outstanding                                              8,093,491
Net asset value and offering price per share                 $      20.25
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF ASSETS AND LIABILITIES--FEBRUARY 28, 1999

       Money                               S&P                                     U.S. Treasury
      Market                         500 Stock                                        Allocation
       Fund*                              Fund                                              Fund
---------------------------------------------------
$205,863,273                    $2,539,627,466                                      $35,610,248
     410,210                         5,401,098                                           48,916
 206,273,483                     2,545,028,564                                       35,659,164
     814,990                         1,303,035                                          313,853
     723,601                                 0                                            2,245
     123,275                           269,175                                            4,871
   1,661,866                         1,572,210                                          320,969
$204,611,617                    $2,543,456,354                                      $35,338,195
 204,673,883                     1,388,375,338                                       39,334,374
           0                         5,220,729                                            3,780
     (62,266)                      100,792,383                                       (3,705,319)
           0                     1,049,067,904                                         (294,640)
$204,611,617                    $2,543,456,354                                      $35,338,195
$204,611,617                    $2,543,456,354                                      $35,338,195
204,673, 388                       102,578,738                                        3,768,853
$       1.00                    $        24.80                                      $      9.38
------------------------------------------------------------------------------------------------

* Beginning September 1, 1998, the Fund invests all of its investable assets in the Master Investment Portfolio--Money Market Master Portfolio.

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 1999

                                                          Asset         Bond
                                                     Allocation        Index
                                                           Fund         Fund
-----------------------------------------------------------------------------
NET INVESTMENT INCOME
 ALLOCATED FROM MASTER PORTFOLIO
 Dividends                                          $ 5,940,051  $         0
 Interest                                             8,449,263    6,773,786
 Expenses                                            (1,941,048)     (85,135)
 Advisory fees                                                0            0
 Net Investment Income (Loss) Allocated from
  Master Portfolio                                   12,448,266    6,688,651
EXPENSES (NOTE 2)
 Administration fees                                  2,215,108      159,900
Total Expenses                                        2,215,108      159,900
NET INVESTMENT INCOME (LOSS)                         10,233,158    6,528,751
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 ALLOCATED FROM MASTER PORTFOLIOS
 Net realized gain (loss) on sale of investments     54,934,107      416,912
 Net change in unrealized appreciation
  (depreciation) of investments                      25,525,970   (1,350,936)
Net Gain (Loss) on Investments                       80,460,077     (934,024)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                    $90,693,235  $ 5,594,727
-----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF OPERATIONS--FOR THE YEAR ENDED FEBRUARY 28, 1999


  LifePath              LifePath                       LifePath                       LifePath
      2000                  2010                           2020                           2030
      Fund                  Fund                           Fund                           Fund
----------------------------------------------------
$  181,561           $   914,837                    $ 1,711,468                    $ 1,406,332
 2,090,592             3,597,487                      2,736,822                      1,010,836
  (277,316)             (673,745)                      (854,169)                      (578,335)
         0                     0                              0                              0
 1,994,837             3,838,579                      3,594,121                      1,838,833
   201,472               489,497                        620,553                        420,202
   201,472               489,497                        620,553                        420,202
 1,793,365             3,349,082                      2,973,568                      1,418,631
 1,698,888             6,309,110                      9,614,004                      5,933,730
  (170,505)            2,184,738                      4,629,482                      5,860,041
 1,528,383             8,493,848                     14,243,486                     11,793,771
$3,321,748           $11,842,930                    $17,217,054                    $13,212,402
-----------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 1999

                                                                    LifePath
                                                                        2040
                                                                        Fund
-----------------------------------------------------------------------------
NET INVESTMENT INCOME
 ALLOCATED FROM MASTER PORTFOLIO
 Dividends                                                       $ 2,240,977
 Interest                                                            181,307
 Expenses                                                           (798,585)
 Net Investment Income (Loss) Allocated from
  Master Portfolio                                                 1,623,699
EXPENSES (NOTE 2)
 Advisory fees                                                             0
 Administration fees                                                 580,007
Total Expenses                                                       580,007
NET INVESTMENT INCOME (LOSS)                                       1,043,692
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS ALLOCATED
 FROM MASTER PORTFOLIOS
 Net realized gain (loss) on sale of investments                   8,891,692
 Net change in unrealized appreciation (depreciation) of
  investments                                                      9,602,658
Net Gain (Loss) on Investments                                    18,494,350
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS  $19,538,042
-----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF OPERATIONS--FOR THE YEAR ENDED FEBRUARY 28, 1999


     Money                              S&P                                      U.S. Treasury
    Market                        500 Stock                                         Allocation
      Fund                             Fund                                               Fund
-----------------------------------------------
$        0                     $ 31,501,749                                         $        0
 9,857,970*                       7,241,331                                          2,300,666
   (92,663)                      (1,164,190)                                          (130,490)
 9,765,307                       37,578,890                                          2,170,176
   310,377**                              0                                                  0
   410,994                        3,516,796                                            173,856
   721,371                        3,516,796                                            173,856
 9,043,936                       34,062,094                                          1,996,320
         0                      177,407,624                                            450,904
         0                      202,382,736                                           (417,682)
         0                      379,790,360                                             33,222
$9,043,936                     $413,852,454                                         $2,029,542
-----------------------------------------------------------------------------------------------

 * Includes interest income of $4,964,170 for the period from March 1, 1998 to August 31, 1998. As of September 1, 1998, the Money Market Fund invests all of its investable assets in the Master Investment Portfolio--Money Market Master Portfolio. See Note 1 to the Financial Statements.
** This represents the advisory fee from March 1, 1998 to August 31, 1998.

STATEMENTS OF CHANGES IN NET ASSETS

                                                     Asset Allocation Fund
                                       ------------------------------------
                                                 For the            For the
                                              Year Ended         Year Ended
                                       February 28, 1999  February 28, 1998
----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)              $  10,233,158      $  15,538,218
 Net realized gain (loss) on sale of
  investments                                 54,934,107         43,346,185
 Net change in unrealized appreciation
  (depreciation) of investments               25,525,970         54,041,438
Net increase (decrease) in net assets
 resulting from operations                    90,693,235        112,925,841
Distributions to shareholders:
 From net investment income                  (10,229,071)       (15,569,560)
 From net realized gain on sale of
  investments                                (58,094,782)       (45,241,548)
Capital share transactions:
 Proceeds from shares sold                   163,909,555        142,241,923
 Net asset value of shares issued in
  reinvestment of dividends and
  distributions                               66,692,075         60,810,816
 Cost of shares redeemed                    (188,624,236)      (152,006,433)
Net increase (decrease) in net assets
 resulting from capital share
 transactions                                 41,977,394         51,046,306
Increase (Decrease) in Net Assets             64,346,776        103,161,039
NET ASSETS:
Beginning net assets                         534,746,142        431,585,103
Ending net assets                          $ 599,092,918      $534,746,142
SHARES ISSUED AND REDEEMED:
 Shares sold                                  11,550,910         11,061,652
 Shares issued in reinvestment of
  dividends and distributions                  4,826,308          4,795,265
 Shares redeemed                             (13,399,789)       (11,869,232)
Net increase (decrease) in shares
 outstanding                                   2,977,429          3,987,685
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS


                              Bond Index Fund
----------------------------------------------
          For the                      For the
       Year Ended                   Year Ended
February 28, 1999            February 28, 1998
----------------------------------------------
     $  6,528,751                 $  7,019,694
          416,912                      835,418
      (1,350,936)                    1,840,981
        5,594,727                    9,696,093
       (6,537,256)                 (7,045,500)
                0                            0
       78,080,680                   45,025,402
        6,494,980                    7,037,685
      (50,676,715)                (90,406,487)
       33,898,945                 (38,343,400)
       32,956,416                 (35,692,807)
       93,776,422                  129,469,229
     $126,732,838                 $ 93,776,422
        7,837,305                    4,679,516
          656,638                      738,294
       (5,111,552)                 (9,514,575)
        3,382,391                  (4,096,765)
-----------------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                 LifePath 2000 Fund          LifePath 2010 Fund
                          --------------------------  --------------------------
                               For the       For the       For the       For the
                            Year Ended    Year Ended    Year Ended    Year Ended
                          February 28,  February 28,  February 28,  February 28,
                                  1999          1998          1999          1998
---------------------------------------------------------------------------------
INCREASE (DECREASE) IN
 NET ASSETS
Operations:
 Net investment income
  (loss)                  $  1,793,365  $  1,864,159  $  3,349,082  $  3,002,621
 Net realized gain
  (loss) on sale of
  investments                1,698,888     1,498,004     6,309,110     4,019,123
 Net change in
  unrealized
  appreciation
  (depreciation) of
  investments                 (170,505)    1,944,125     2,184,738     9,867,032
Net increase (decrease)
 in net assets resulting
 from operations             3,321,748     5,306,288    11,842,930    16,888,776
Distributions to
 shareholders:
 From net investment
  income                    (1,809,857)   (1,873,768)   (3,245,688)   (2,934,746)
 From net realized gain
  on sale of investments    (1,632,961)   (1,080,895)   (5,426,869)   (3,244,853)
Capital share
 transactions:
 Proceeds from shares
  sold                      44,372,545    29,570,107    73,827,903    50,184,554
 Net asset value of
  shares issued in
  reinvestment of
  dividends and
  distributions              3,420,944     2,954,663     8,568,968     6,179,586
 Cost of shares redeemed   (45,122,536)  (32,722,692)  (65,205,094)  (41,841,291)
Net increase (decrease)
 in net assets resulting
 from capital share
 transactions                2,670,953      (197,922)   17,191,777    14,522,849
Increase (Decrease) in
 Net Assets                  2,549,883     2,153,703    20,362,150    25,232,026
NET ASSETS:
Beginning net assets        48,731,466    46,577,763   112,435,610    87,203,584
Ending net assets         $ 51,281,349  $ 48,731,466  $132,797,760  $112,435,610
SHARES ISSUED AND
 REDEEMED:
 Shares sold                 3,816,244     2,609,621     5,194,348     3,799,100
 Shares issued in
  reinvestment of
  dividends and
  distributions                295,053       263,425       604,498       470,053
 Shares redeemed            (3,879,872)   (2,902,215)   (4,595,128)   (3,183,053)
Net increase (decrease)
 in shares outstanding         231,425       (29,169)    1,203,718     1,086,100
---------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS


       LifePath 2020 Fund          LifePath 2030 Fund          LifePath 2040 Fund
--------------------------  --------------------------  --------------------------
     For the       For the       For the       For the       For the       For the
  Year Ended    Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
February 28,  February 28,  February 28,  February 28,  February 28,  February 28,
        1999          1998          1999          1998          1999          1998
-----------------------------------------------------------------------------------
$  2,973,568  $  2,871,213  $  1,418,631  $  1,265,246  $  1,043,692  $    970,721
   9,614,004     5,546,369     5,933,730     2,589,572     8,891,692     5,450,601
   4,629,482    19,345,820     5,860,041    14,546,285     9,602,658    18,871,946
  17,217,054    27,763,402    13,212,402    18,401,103    19,538,042    25,293,268
  (2,978,200)   (2,828,349)   (1,417,840)   (1,235,853)   (1,057,777)     (981,497)
  (8,769,910)   (4,577,018)   (5,160,220)   (2,146,403)   (8,814,742)   (5,040,363)
  67,339,663    62,320,047    56,355,321    48,861,763   112,055,069    85,516,198
  11,647,048     7,405,367     6,505,176     3,382,255     9,691,788     6,021,811
 (66,522,416)  (47,300,299)  (48,074,692)  (30,529,151)  (94,130,285)  (53,683,581)
  12,464,295    22,425,115    14,785,805    21,714,867    27,616,572    37,854,428
  17,933,239    42,783,150    21,420,147    36,733,714    37,282,095    57,125,836
 148,197,203   105,414,053    95,309,206    58,575,492   126,601,341    69,475,505
$166,130,442  $148,197,203  $116,729,353  $ 95,309,206  $163,883,436  $126,601,341
   4,154,258     4,313,443     3,124,879     3,096,468     5,707,846     4,987,356
     724,566       509,421       362,006       214,342       498,483       355,815
  (4,159,232)  (3,266,331)    (2,682,069)  (1,965,323)    (4,856,678)  (3,168,342)
     719,592     1,556,533       804,816     1,345,487     1,349,651     2,174,829
-----------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                         Money Market Fund
                                       ------------------------------------
                                                 For the            For the
                                              Year Ended         Year Ended
                                       February 28, 1999  February 28, 1998
----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)              $   9,043,936      $   9,455,062
 Net realized gain (loss) on sale of
  investments                                          0             (4,762)
 Net change in unrealized appreciation
  (depreciation) of investments                        0                  0
Net increase (decrease) in net assets
 resulting from operations                     9,043,936          9,450,300
Distributions to shareholders:
 From net investment income                   (9,043,936)        (9,455,062)
 From net realized gain on sale of
  investments                                          0                  0
Capital share transactions:
 Proceeds from shares sold                   240,959,138        219,618,386
 Net asset value of shares issued in
  reinvestment of dividends and
  distributions                                8,796,812          9,251,485
 Cost of shares redeemed                    (225,467,337)      (225,588,287)
Net increase (decrease) in net assets
 resulting from capital shares
 transactions                                 24,288,613          3,281,584
Increase (Decrease) in Net Assets             24,288,613          3,276,822
NET ASSETS:
Beginning net assets                         180,323,004        177,046,182
Ending net assets                          $ 204,611,617      $ 180,323,004
SHARES ISSUED AND REDEEMED:
 Shares sold                                 240,959,138        219,618,386
 Shares issued in reinvestment of
  dividends and distributions                  8,796,812          9,251,485
 Shares redeemed                            (225,467,337)      (225,588,287)
Net increase (decrease) in shares
 outstanding                                  24,288,613          3,281,584
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS


                                                          S&P 500 Stock Fund
-----------------------------------------------------------------------------
          For the                                                     For the
       Year Ended                                                  Year Ended
February 28, 1999                                           February 28, 1998
---------------------------
  $    34,062,094                                              $   31,240,614
      177,407,624                                                  67,662,285
      202,382,736                                                 444,494,109
      413,852,454                                                 543,397,008
      (34,259,853)                                                (30,121,261)
     (116,355,328)                                                (39,697,846)
    1,128,532,649                                                 859,737,151
      149,487,247                                                  69,792,808
   (1,290,233,516)                                               (533,699,383)
      (12,213,620)                                                395,830,576
      251,023,653                                                 869,408,477
    2,292,432,701                                               1,423,024,224
  $ 2,543,456,354                                              $2,292,432,701
       48,280,596                                                  44,359,193
        6,314,659                                                   3,561,316
      (55,820,972)                                                (27,667,316)
       (1,225,717)                                                 20,253,193
------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                             U.S. Treasury Allocation Fund
                                       ------------------------------------
                                                 For the            For the
                                              Year Ended         Year Ended
                                       February 28, 1999  February 28, 1998
----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                $ 1,996,320       $  2,679,863
 Net realized gain (loss) on sale of
  investments                                    450,904            497,222
 Net change in unrealized appreciation
  (depreciation) of investments                 (417,682)           384,199
Net increase (decrease) in net assets
 resulting from operations                     2,029,542          3,561,284
Distributions to shareholders:
 From net investment income                   (2,003,524)        (2,677,544)
 From net realized gain on sale of
  investments                                          0           (122,957)
Capital share transactions:
 Proceeds from shares sold                    24,648,366         13,761,242
 Net asset value of shares issued in
  reinvestment of dividends and
  distributions                                1,962,950          2,800,446
 Cost of shares redeemed                     (38,540,057)       (17,623,970)
Net increase (decrease) in net assets
 resulting from capital shares
 transactions                                (11,928,741)        (1,062,282)
Increase (Decrease) in Net Assets            (11,902,723)          (301,499)
NET ASSETS:
Beginning net assets                          47,240,918         47,542,417
Ending net assets                            $35,338,195       $ 47,240,918
SHARES ISSUED AND REDEEMED:
 Shares sold                                   2,604,266          1,474,632
 Shares issued in reinvestment of
  dividends and distributions                    207,990            301,293
 Shares redeemed                              (4,069,367)        (1,897,079)
Net increase (decrease) in shares
 outstanding                                  (1,257,111)          (121,154)
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period is as follows:

                                                        Asset Allocation Fund
                                 ------------------------------------------------
                                     Year      Year      Year      Year      Year
                                    Ended     Ended     Ended     Ended     Ended
                                 February  February  February  February  February
                                 28, 1999  28, 1998  28, 1997  29, 1996  28, 1995
-----------------------------------------------------------------------------------
Net Asset Value, beginning
 of period                         $13.50    $12.12    $11.83     $9.93    $10.19
Income from investment
 operations:
 Net investment income
  (loss)                             0.26      0.44      0.47      0.40      0.44
 Net realized and
  unrealized gain (loss) on
  investments                        2.07      2.68      1.02      1.90     (0.14)
Total from investment
 operations                          2.33      3.12      1.49      2.30      0.30
Less distributions:
 From net investment income         (0.26)    (0.44)    (0.47)    (0.40)    (0.44)
 From net realized gains            (1.50)    (1.30)    (0.73)     0.00     (0.12)
Total distributions                 (1.76)    (1.74)    (1.20)    (0.40)    (0.56)
Net Asset Value, end of
 period                            $14.07    $13.50    $12.12    $11.83     $9.93
Total return (not
 annualized)                        17.83%    27.10%    13.09%    23.54%     3.28%
Ratios/Supplemental data:
 Net assets, end of period (000) $599,093  $534,746  $431,585  $397,930  $293,696
 Number of shares outstand-
  ing, end of period (000)         42,578    39,601    35,613    33,634    29,585
Ratios to average net
 assets+:
 Ratio of expenses to
  average net assets(/1/)            0.75%     0.75%     0.75%     0.75%     0.75%
 Ratio of net investment
  income (loss) to average
  net assets(/2/)                    1.84%     3.37%     3.95%     3.62%     4.62%
Portfolio turnover++                   33%       57%       43%       40%       24%*
-----------------------------------------------------------------------------------
(1) Ratio of expenses to
    average net assets
    prior to waived fees
    and reimbursed expenses           N/A       N/A       N/A       N/A      0.76%
(2) Ratio of net investment
    income (loss) to
    average net assets
    prior to waived fees
    and reimbursed expenses           N/A       N/A       N/A       N/A      4.61%
-----------------------------------------------------------------------------------

  * This rate is for the period from March 1, 1994 to May 25, 1994. As of May 26, 1994 the Funds (except for the Money Market Fund) invest all of their assets in the corresponding Master Portfolio. Portfolio turnover after May 26, 1994 is reported by the Master Portfolio.
  + Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
 ++ Represents the Portfolio turnover of each Fund's corresponding Master Port-folio.

    FINANCIAL HIGHLIGHTS



                                                     Bond Index Fund
---------------------------------------------------------------------------

  Year Ended     Year Ended      Year Ended      Year Ended      Year Ended
February 28,   February 28,    February 28,    February 29,    February 28,
        1999           1998            1997            1996            1995
-----------------------------------------------------------------------------
       $9.73          $9.43           $9.66           $9.20           $9.76
        0.60           0.64            0.63            0.64            0.64
          --           0.30           (0.23)           0.46           (0.56)
        0.60           0.94            0.40            1.10            0.08
       (0.60)         (0.64)          (0.63)          (0.64)          (0.64)
          --           0.00            0.00            0.00            0.00
       (0.60)         (0.64)         (0.63)           (0.64)          (0.64)
       $9.73          $9.73           $9.43           $9.66           $9.20
        6.24%         10.36%           4.32%          12.17%           1.12%
    $126,733        $93,776        $129,469         $58,090         $18,593
      13,021          9,639          13,736           6,016           2,020
        0.23%          0.23%           0.23%           0.23%           0.23%
        6.10%          6.66%           6.69%           6.67%           7.08%
          28%            59%             39%             21%             14%*
-----------------------------------------------------------------------------
         N/A            N/A            0.32%           0.53%           0.71%
         N/A            N/A            6.60%           6.37%           6.61%
-----------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period is as follows:

                                                         LifePath 2000 Fund
                                              -------------------------------
                                                                       Period
                                                                         From
                                                                    March 26,
                                                                         1996
                                                                   (Commence-
                                                                      ment of
                                                  Year      Year  Operations)
                                                 Ended     Ended           to
                                              February  February     February
                                              28, 1999  28, 1998     28, 1997
------------------------------------------------------------------------------
Net Asset Value, beginning of period            $11.56    $10.97       $10.55
Income from investment operations:
 Net investment income (loss)                     0.42      0.46         0.39
 Net realized and unrealized gain (loss) on
  investments                                     0.34      0.85         0.35
Total from investment operations                  0.76      1.31         0.74
Less distributions:
 From net investment income                      (0.42)    (0.46)       (0.32)
 From net realized gains                         (0.37)    (0.26)       (0.00)
Total distributions                              (0.79)    (0.72)       (0.32)
Net Asset Value, end of period                  $11.53    $11.56       $10.97
Total return (not annualized)                     6.70%    12.32%        7.00%
Ratios/Supplemental data:
 Net assets, end of period (000)               $51,281   $48,731      $46,578
 Number of shares outstanding, end of period
  (000)                                          4,448     4,216        4,245
Ratios to average net assets+:
 Ratio of expenses to average net assets(/1/)    0.95%     0.95%         0.95%
 Ratio of net investment income (loss) to
  average net assets(/2/)                         3.55%    4.06%         4.21%
Portfolio turnover++                               66%        39%         108%
------------------------------------------------------------------------------
(1) Ratio of expenses to average net assets
    prior to waived fees and reimbursed
    expenses                                      N/A       N/A           N/A
(2) Ratio of net investment income (loss) to
    average net assets prior to waived fees
    and reimbursed expenses                       N/A       N/A           N/A
------------------------------------------------------------------------------

   * This rate is for the period from March 1, 1994 to May 25, 1994. As of May 26, 1994 the Funds (except for the Money Market Fund) invest all of their assets in the corresponding Master Portfolio. Portfolio turnover after May 26, 1994 is reported by the Master Portfolio.
   + Annualized for periods of less than one year. These ratios include ex-
     penses charged to the corresponding Master Portfolio.
  ++ Represents the Portfolio turnover of each Fund's corresponding Master
     Portfolio.

    FINANCIAL HIGHLIGHTS


               LifePath 2010 Fund                         LifePath 2020 Fund
-------------------------------------      -----------------------------------------
                               Period                                       Period
                                 From                                         From
                           March 26,                                     March 26,
                                 1996                                         1996
                           (Commence-                                   (Commence-
                              ment of                                      ment of
    Year        Year      Operations)          Year          Year      Operations)
   Ended       Ended               to         Ended         Ended               to
February    February         February      February      February         February
28, 1999    28, 1998         28, 1997      28, 1999      28, 1998         28, 1997
---------------------------------------------------------------
  $13.90      $12.46           $11.44        $15.73        $13.40           $11.97
    0.38        0.40             0.33          0.31          0.33             0.29
    1.01        1.87             0.96          1.58          2.84             1.40
    1.39        2.27             1.29          1.89          3.17             1.69
   (0.38)      (0.40)           (0.27)        (0.31)        (0.33)           (0.24)
   (0.62)      (0.43)            0.00         (0.93)        (0.51)           (0.02)
   (1.00)      (0.83)           (0.27)        (1.24)        (0.84)           (0.26)
  $14.29      $13.90           $12.46        $16.38        $15.73           $13.40
   10.19%      18.73%           11.98%        12.42%        24.25%           15.06%
$132,798    $112,436          $87,204      $166,130      $148,197         $105,414
   9,290       8,086            7,000        10,144         9,424            7,868
    0.95%       0.95%            0.95%         0.95%         0.95%            0.95%
    2.73%       3.09%            3.26%         1.91%         2.28%            2.57%
      38%         46%              73%           36%           41%              61%
------------------------------------------------------------------------------------
     N/A         N/A              N/A           N/A           N/A              N/A
     N/A         N/A              N/A           N/A           N/A              N/A
------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period is as follows:

                                     LifePath 2030 Fund               LifePath 2040 Fund
                          -------------------------------  -------------------------------
                                                                                    Period
                                                   Period                             From
                                                     From                            March
                                                March 26,                         26, 1996
                                                     1996                       (Commence-
                                               (Commence-                          ment of
                              Year      Year      ment of      Year      Year  Operations)
                             Ended     Ended  Operations)     Ended     Ended           to
                          February  February  to February  February  February     February
                          28, 1999  28, 1998     28, 1997  28, 1999  28, 1998     28, 1997
-------------------------------------------------------------------------------------------
Net Asset Value,
 beginning of period        $17.39    $14.17       $12.39    $18.77    $15.21       $12.91
Income from investment
 operations:
 Net investment income
  (loss)                      0.24      0.26         0.23      0.14      0.18         0.18
 Net realized and
  unrealized gain (loss)
  on investments              2.06      3.65         1.79      2.67      4.41         2.27
Total from investment
 operations                   2.30      3.91         2.02      2.81      4.59         2.45
Less distributions:
 From net investment
  income                     (0.24)    (0.26)       (0.20)    (0.14)    (0.19)       (0.15)
 From net realized gains     (0.88)    (0.43)       (0.04)    (1.19)    (0.84)        0.00
Total distributions          (1.12)    (0.69)       (0.24)    (1.33)    (1.03)       (0.15)
Net Asset Value, end of
 period                     $18.57    $17.39       $14.17    $20.25    $18.77       $15.21
Total return (not
 annualized)                 13.55%    28.22%       17.37%    15.35%    30.95%       20.47%
Ratios/Supplemental
 data:
 Net assets, end of
  period (000)            $116,729   $95,309      $58,575  $163,883  $126,601      $69,476
 Number of shares
  outstanding, end of
  period (000)               6,285     5,481        4,135     8,093     6,744        4,569
Ratios to average net
 assets+:
 Ratio of expenses to
  average net
  assets(/1/)                 0.95%     0.95%        0.95%     0.95%     0.95%        0.95%
 Ratio of net investment
  income to average net
  assets(/2/)                 1.35%     1.72%        2.05%     0.72%     1.04%        1.46%
Portfolio turnover++           19%        27%          42%       19%       34%          48%
-------------------------------------------------------------------------------------------
(1) Ratio of expenses to
  average net assets
  prior to waived fees
  and reimbursed
  expenses                     N/A       N/A          N/A       N/A       N/A          N/A
(2) Ratio of net
  investment income to
  average net assets
  prior to waived fees
  and reimbursed
  expenses                     N/A       N/A          N/A       N/A       N/A          N/A
-------------------------------------------------------------------------------------------

   + Annualized for periods of less than one year. These ratios include expenses charged to the Master Portfolio.
  ++ Represents the Portfolio turnover of each Fund's corresponding Master
     Portfolio.

    FINANCIAL HIGHLIGHTS



                                                     Money Market Fund
---------------------------------------------------------------------------------------------
     Year             Year                   Year                  Year                 Year
    Ended            Ended                  Ended                 Ended                 Ended
 February         February               February              February              February
 28, 1999         28, 1998              28,  1997              29, 1996              28, 1995
----------------------------------------------------------------------------------------------
    $1.00            $1.00                  $1.00                 $1.00                 $1.00
     0.05             0.05                   0.05                  0.05                  0.04
     0.00             0.00                   0.00                  0.00                  0.00
     0.05             0.05                   0.05                  0.05                  0.04
    (0.05)           (0.05)                 (0.05)                (0.05)                (0.04)
     0.00             0.00                   0.00                  0.00                  0.00
    (0.05)           (0.05)                 (0.05)                (0.05)                (0.04)
    $1.00            $1.00                  $1.00                 $1.00                 $1.00
     5.15%            5.35%                  5.10%                 5.60%                 4.40%
 $205,317         $180,375               $177,046              $156,852              $147,269
  205,378          180,437                177,103               156,910               147,280
     0.45%            0.45%                  0.45%                 0.45%                 0.45%
     4.62%            5.23%                  4.96%                 5.44%                 4.44%
      N/A              N/A                    N/A                   N/A                   N/A
----------------------------------------------------------------------------------------------
      N/A              N/A                   0.48%                 0.49%                 0.57%
      N/A              N/A                   4.93%                 5.40%                 4.32%
----------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period is as follows:

                                                          S&P 500 Stock Fund
                          ------------------------------------------------------
                                Year        Year        Year      Year      Year
                               Ended       Ended       Ended     Ended     Ended
                            February    February    February  February  February
                            28, 1999    28, 1998    28, 1997  29, 1996  28, 1995
----------------------------------------------------------------------------------
Net Asset Value,
 beginning of period          $22.08      $17.03      $14.02    $10.83    $10.50
Income from investment
 operations:
 Net investment income
  (loss)                        0.34        0.33        0.32      0.31      0.27
 Net realized and
  unrealized gain (loss)
  on investments                3.87        5.46        3.23      3.36      0.41
Total from investment
 operations                     4.21        5.79        3.55      3.67      0.68
Less distributions:
 From net investment
  income                       (0.34)      (0.33)      (0.32)    (0.30)    (0.27)
 From net realized gains       (1.15)      (0.41)      (0.22)    (0.18)    (0.08)
 In excess of net
  realized gains                0.00        0.00        0.00      0.00      0.00
Total distributions            (1.49)      (0.74)      (0.54)    (0.48)    (0.35)
Net Asset Value, end of
 period                       $24.80      $22.08      $17.03    $14.02    $10.83
Total return (not
 annualized)                   19.50%      34.62%      25.82%    34.35%     6.71%
Ratios/Supplemental
 data:
 Net assets, end of
  period (000)            $2,543,456  $2,292,433  $1,423,024  $882,696  $448,776
 Number of shares out-
  standing, end of pe-
  riod (000)                 102,579     103,804      83,551    62,951    41,427
Ratios to average net
 assets+:
 Ratio of expenses to
  average net
  assets(/1/)                   0.20%       0.20%       0.20%     0.20%     0.21%
 Ratio of net investment
  income to average net
  assets(/2/)                   1.45%       1.73%       2.15%     2.52%     2.93%
Portfolio turnover++              11%          6%          4%        2%        8%*
----------------------------------------------------------------------------------
(1) Ratio of expenses to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                     N/A         N/A        0.22%     0.26%     0.25%
(2) Ratio of net
    investment income to
    average net assets
    prior to waived fees
    and reimbursed
    expenses                     N/A         N/A        2.13%     2.46%     2.88%
----------------------------------------------------------------------------------

  * This rate is for the period from March 1, 1994 to May 25, 1994. As of May 26, 1994 the Funds (except for the Money Market Fund) invest all of their assets in the corresponding Master Portfolio, and portfolio turnover is re-ported by the Master Portfolio.
  + Annualized for periods of less than one year. These ratios include expenses charged to the corresponding Master Portfolio.
 ++ Represents the Portfolio turnover of each Fund's corresponding Master Port-folio.

    FINANCIAL HIGHLIGHTS



                                       U.S. Treasury Allocation Fund
------------------------------------------------------------------------------------------
    Year            Year                  Year                  Year                  Year
   Ended           Ended                 Ended                 Ended                 Ended
February        February              February              February              February
28, 1999        28, 1998              28, 1997              29, 1996              28, 1995
--------------------------------------------------------------------------------------------
   $9.40           $9.24                 $9.35                 $8.99                 $9.67
    0.44            0.55                  0.56                  0.51                  0.59
   (0.02)           0.19                 (0.11)                 0.36                 (0.68)
    0.42            0.74                  0.45                  0.87                 (0.09)
   (0.44)          (0.55)                (0.56)                (0.51)                (0.59)
    0.00           (0.03)                 0.00                  0.00                  0.00
    0.00            0.00                  0.00                  0.00                  0.00
   (0.44)          (0.58)                (0.56)                (0.51)                (0.59)
   $9.38           $9.40                 $9.24                 $9.35                 $8.99
    4.52%           8.18%                 4.99%                 9.89%                (0.76)%
 $35,338         $47,241               $47,542               $51,632               $56,852
   3,769           5,026                 5,147                 5,522                 6,324
    0.70%           0.70%                 0.70%                 0.70%                 0.70%
    4.58%           5.89%                 6.03%                 5.47%                 6.52%
     195%             76%                  196%                  325%                   43%*
--------------------------------------------------------------------------------------------
     N/A             N/A                  0.71%                  N/A                  0.72%
     N/A             N/A                  6.02%                  N/A                  6.50%
--------------------------------------------------------------------------------------------

MASTERWORKS FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS

1. Significant Accounting Policies

  MasterWorks Funds Inc. (the "Company"), is registered under the Investment Company Act of 1940, as amended, as an open-end series investment company. The Company commenced operations on July 2, 1993, and currently issues the following Funds: Asset Allocation, Bond Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Stock and U.S. Treasury Allocation Funds (each, a "Fund", collectively, the "Funds").

  The following significant accounting policies are consistently followed by the Company in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  Investment Policy and Security Valuation

  Each Fund invests all of its assets in a separate series (each a "Master Portfolio") of Master Investment Portfolio. Each Master Portfolio has the same investment objective as the Fund bearing the corresponding name. As of September 1, 1998, the Money Market Fund invests all of its assets in the Money Market Master Portfolio. Prior to September 1, 1998, the Money Market Fund invested directly in individual portfolio securities. The value of each Fund's investment in its corresponding Master Portfolio reflects that Fund's interest in the net assets of that Master Portfolio (99.99%, 31.53%, 44.15%, 54.47%, 45.38%, 42.04%, 33.22%, 78.38%, 68.88% and 99.99% for the Asset Allocation,
Bond Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Stock and U.S. Treasury Allocation Funds, respectively, as of February 28, 1999). Investments of each Master Portfolio, except the Money Market Fund, are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally

MASTERWORKS FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS

traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with policies approved by the Master Portfolios' Board of Trustees.

  The Money Market Master Investment Portfolio uses the amortized cost method to value its portfolio securities, the Fund seeks to maintain a constant net asset value of $1.00 per share. There is no assurance that the Fund will meet this objective. The amortized cost method, which involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, approximates market value.

  Security Transactions and Income Recognition

  Security transactions are accounted for by each Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by each Master Portfolio as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums are amortized as required by the Internal Revenue Code of 1986, as amended (the "Code"). All net investment income and realized and unrealized capital gains and losses of each Master Portfolio are allocated as required by the Code.

  The performance of each Fund is directly affected by the performance of its corresponding Master Portfolio. The financial statements of each Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.

  Dividends and Distributions to Shareholders

  Dividends to shareholders from net investment income of the Asset Allocation, Bond Index, and U.S. Treasury Allocation Funds are declared and distributed monthly. Dividends to shareholders from net investment income of the LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and S&P 500 Stock Funds are declared and

MASTERWORKS FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS

distributed quarterly. Dividends to shareholders from net investment income of the Money Market Fund are declared daily and distributed monthly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December.

  Due to the timing of dividend distributions and the differences in accounting for income and realized gains (losses) for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains (losses) were recorded by the Fund.

  Federal Income Taxes

  Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to distribute annually substantially all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at February 28, 1999. The following Funds had net capital loss carryforwards at December 31, 1998, the tax year end of the funds:

                                  Year       Net Capital
Fund                           Expires Loss Carryforward
--------------------------------------------------------
Bond Index Fund                   2005        $      958
Money Market Fund                 2003            57,505
Money Market Fund                 2005             4,761
U.S. Treasury Allocation Fund     2002         3,267,116
U.S. Treasury Allocation Fund     2004            48,556

  No capital gain distribution shall be made in any of the Funds until the respective capital loss carryforward has been fully utilized or expires.

2. Agreements and Other Transactions with Affiliates

  Pursuant to an Investment Advisory Contract with the Money Market Fund, Barclays Global Fund Advisors ("BGFA") is entitled to receive a monthly fee at an annual rate of 0.10% of the average daily net assets of the Master Portfolio as compensation for its advisory

MASTERWORKS FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS

services. BGFA is a direct subsidiary of Barclays Global Investors, NA, which is an indirect subsidiary of Barclays Bank PLC. As of September 1, 1998, BGFA no longer engages an investment sub-advisor for the Money Market Fund.

  Investors Bank & Trust Company ("IBT") serves as the Custodian and Sub-Administrator of the Funds. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from BGI for its services as Sub-Administrator of the Funds. IBT also serves as the transfer agent and dividend disbursement agent for the Funds.

  Stephens Inc. ("Stephens"), is the Funds' co-administrator and distributor.

  The Company has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Funds, such as managing and coordinating third-party service relationships. This fee is an "all-in" or "semi-unified" fee and BGI and Stephens, in consideration thereof, have agreed to bear all of the Funds' ordinary operating expenses, excluding, generally, advisory fees and costs related to securities transactions. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

  Under these arrangements, BGI and Stephens are entitled to receive for these administration services a combined fee (expressed as a percentage of average daily net assets) from each Fund as follows:

     Asset Allocation Fund          0.40%
     Bond Index Fund                0.15%
     LifePath 2000 Fund             0.40%
     LifePath 2010 Fund             0.40%
     LifePath 2020 Fund             0.40%
     LifePath 2030 Fund             0.40%
     LifePath 2040 Fund             0.40%
     Money Market Fund              0.35%
     S&P 500 Stock Fund             0.15%
     U.S. Treasury Allocation Fund  0.40%

  Certain officers and directors of the Company are also officers of Stephens. As of February 28, 1999, Stephens owned less than 1% of the outstanding shares of each Fund.

MASTERWORKS FUNDS INC.
NOTES TO THE FINANCIAL STATEMENTS


3. Capital Shares Transactions

  As of February 28, 1999, there were 13.9 billion shares of $.001 par value capital stock authorized by the Company. As of February 28, 1999, each Fund, except the Money Market, S&P 500 Stock, and U.S. Treasury Allocation Funds, was authorized to issue 100 million shares of $.001 par value capital stock. The Money Market Fund was authorized to issue 3 billion shares. The S&P 500 Stock and U.S. Treasury Allocation Funds were each authorized to issue 300 million shares. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

4. Portfolio Securities Loaned

  As of February 28, 1999, certain Master Portfolios had loaned securities which were collateralized by cash, money market mutual funds and repurchase agreements. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral are disclosed in the corresponding Master Portfolio financial statements.

Independent Auditors' Report
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors
MasterWorks Funds Inc.:

We have audited the accompanying statements of assets and liabilities, of Mas-terWorks Funds Inc. (comprising respectively, Asset Allocation Fund, Bond Index Fund, LifePath 2000 Fund, LifePath 2010 Fund, LifePath 2020 Fund, LifePath 2030 Fund, LifePath 2040 Fund, Money Market Fund, S&P 500 Stock Fund, and U.S. Trea-sury Allocation Fund) as of February 28, 1999, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial high-lights for the periods indicated herein. These financial statements and finan-cial highlights are the responsibility of the Company's management. Our respon-sibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall fi-nancial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of MasterWorks Funds Inc. as of February 28, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for the periods indicated herein, in conformity with gen-erally accepted accounting principles.

[LOGO KPMG APPEARS HERE]

San Francisco, California
April 2, 1999

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

    MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28, 1999

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28,
1999
Portfolio of Investments

Security Name                   Shares    Value
COMMON STOCKS-81.49%
ADVERTISING-0.09%
Omnicom Group                    8,144 $   539,540
                                       -----------
             TOTAL ADVERTISING
                       - VALUE         $   539,540
                       -  COST         $   337,891
AEROSPACE & DEFENSE-1.09%
Allied Signal Inc               27,041 $ 1,118,821
Boeing Co                       48,335   1,718,913
Briggs & Stratton Corp           1,142      55,744
General Dynamics Corp            6,117     369,696
Lockheed Martin Corp            18,894     712,068
Northrop Grumman Corp            3,335     207,812
Rockwell International Corp      9,252     411,136
Textron Inc                      7,663     597,714
United Technologies Corp        10,902   1,350,485
                                       -----------
     TOTAL AEROSPACE & DEFENSE
                       - VALUE         $ 6,542,389
                       -  COST         $ 6,253,147
AIRLINES-0.38%
AMR Corp+                        8,803 $   488,016
Delta Air Lines Inc              6,912     420,336
FDX Corp+                        7,135     681,393
Southwest Airlines Co           16,239     489,200
USAirways Group Inc+             4,238     200,775
                                       -----------
                TOTAL AIRLINES
                       - VALUE         $ 2,279,720
                       -  COST         $ 1,710,152
APPAREL-0.21%
Fruit of the Loom Inc Class A+   3,479 $    44,140
Liz Claiborne Inc                3,148     106,048
Nike Inc Class B                13,848     742,599
Reebok International Ltd+        2,736      44,118
Russell Corp                     1,730      33,735
VF Corp                          5,810     279,606
                                       -----------
                 TOTAL APPAREL
                       - VALUE         $ 1,250,246
                       -  COST         $ 1,243,439

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28,
1999
Portfolio of Investments

Security Name                       Shares    Value

COMMON STOCKS (Continued)
AUTO PARTS & EQUIPMENT-0.50%
Cooper Tire & Rubber Co              3,708 $     73,233
Dana Corp                            7,992      301,698
Deluxe Corp                          3,911      132,485
Eaton Corp                           3,454      239,621
Genuine Parts Co                     8,724      261,175
Goodyear Tire & Rubber Co            7,526      348,078
Illinois Tool Works Inc             12,090      831,188
ITT Industries Inc                   5,035      196,680
Navistar International Corp+         3,236      139,148
PACCAR Inc                           3,786      158,539
The Pep Boys--Manny Moe & Jack       2,525       46,081
TRW Inc                              5,781      273,152
                                           ------------
     TOTAL AUTO PARTS & EQUIPMENT
                          - VALUE          $  3,001,078
                          -  COST          $  2,858,405
AUTOMOBILES-1.01%
Daimler-ChryslerAG+                      9 $        845
Ford Motor Co                       58,440    3,466,223
General Motors Corp Class A         31,671    2,614,837
                                           ------------
                TOTAL AUTOMOBILES
                          - VALUE          $  6,081,905
                          -  COST          $  3,838,716
BANK & FINANCE-10.16%
American Express Corp               21,822 $  2,367,687
Associates First Capital Corp       34,904    1,417,975
Bank of New York Inc                36,749    1,283,918
Bank One Corp                       56,566    3,040,423
BankAmerica Corp                    83,607    5,460,582
BankBoston Corp                     14,250      576,234
Bankers Trust Corp                   4,601      400,287
BB&T Corp                           14,266      540,325
Bear Stearns Co Inc                  5,734      245,487
Capital One Financial Corp           3,175      405,209
Chase Manhattan                     40,922    3,258,414
Citigroup Inc                      109,785    6,449,869
Comerica Inc                         7,508      497,405
Countrywide Credit Industries Inc    5,377      203,654
Equifax Inc                          7,119      268,742
Federal Home Loan Mortgage Corp     32,857    1,934,456

54
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    28, 1999

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28,
1999
Portfolio of Investments

Security Name                    Shares    Value

COMMON STOCKS (Continued)
Federal National Mortgage Assoc  50,164 $  3,511,480
Fifth Third Bancorp              12,894      851,810
First Union Corp                 47,924    2,554,948
Firstar Corp                     11,113      930,714
Fleet Financial Group Inc        27,540    1,182,499
Franklin Resources Inc           12,217      388,653
Golden West Financial             2,759      259,174
Household International Inc      23,313      947,091
Huntington Bancshares Inc        10,190      323,533
Keycorp                          22,034      710,597
Lehman Brothers Holdings          5,600      296,800
MBNA Corp                        38,797      940,827
Mellon Bank Corp                 12,608      852,616
Mercantile Bancorp                7,581      345,883
Merrill Lynch & Co Inc           17,186    1,319,026
MGIC Investment Corp              5,311      180,906
Morgan (J P) & Co Inc             8,450      941,647
Morgan Stanley Dean Witter       27,884    2,523,502
National City Corp               15,969    1,115,834
Northern Trust Corp               5,360      479,050
PNC Bank Corp                    14,546      757,301
Regions Financial Corp           10,752      408,576
Republic New York Corp            5,200      235,625
Ryder System Inc                  3,496       94,392
Schwab (Charles) Corp            19,422    1,448,153
SLM Holding Corp                  8,000      343,000
State Street Boston Corp          7,748      594,175
Summit Bancorp                    8,380      323,678
SunTrust Banks Inc               15,335    1,041,801
Synovus Financial Corp           12,974      308,943
U.S. Bancorp                     35,139    1,135,429
Union Planters Corp               6,602      298,328
Wachovia Corp                     9,789      832,677
Washington Mutual Inc            28,743    1,149,720
Wells Fargo & Co                 78,252    2,875,761
                                        ------------
           TOTAL BANK & FINANCE
                        - VALUE         $ 60,854,816
                        -  COST         $ 48,357,207

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28,
1999
Portfolio of Investments

Security Name                         Shares    Value

COMMON STOCKS (Continued)
BASIC INDUSTRIES-1.04%
Alcoa Inc                             17,752 $    718,956
ASARCO Inc                             1,992       28,137
Avery-Dennison Corp                    5,634      302,475
Baker Hughes Inc                      15,862      285,516
Bemis Co                               2,554       86,996
Boise Cascade Corp                     2,736       84,987
Champion International Corp            4,623      171,051
Cyprus Amax Minerals                   4,437       49,916
Dover Corp                            10,772      366,248
Fort James Corp                       10,644      317,990
Georgia-Pacific Corp                   4,264      312,338
Harnischfeger Industries Inc           2,326       17,881
Homestake Mining Co                   11,560      106,208
Ikon Office Solutions Inc              6,591       93,098
Inco Ltd                               8,093      102,174
Louisiana-Pacific Corp                 5,278       96,983
Mead Corp                              4,995      152,035
Minnesota Mining & Manufacturing Co   19,436    1,439,479
NACCO Industries Inc Class A             411       36,168
Newmont Mining Corp                    8,129      140,225
Potlatch Corp                          1,409       48,875
Sealed Air Corp+                       4,068      206,451
Union Camp Corp                        3,354      224,299
Westvaco Corp                          4,900      109,638
Weyerhauser Co                         9,607      535,590
Willamette Industries Inc              5,372      195,742
                                             ------------
             TOTAL BASIC INDUSTRIES
                            - VALUE          $  6,229,456
                            -  COST          $  6,878,854
Beverages-2.28%
Anheuser-Busch Inc                    23,072 $  1,769,334
Coca-Cola Co                         119,110    7,615,596
Coca-Cola Enterprises Co              18,951      587,481
Coors (Adolph) Co Class B              1,823      108,582
Pepsico Inc                           70,917    2,668,252
Seagrams Co Ltd                       19,034      882,702
                                             ------------
                    TOTAL BEVERAGES
                            - VALUE          $ 13,631,947
                            -  COST          $ 12,001,072

    MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28, 1999

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28,
1999
Portfolio of Investments

Security Name                        Shares    Value

COMMON STOCKS (Continued)
BROADCASTING-0.99%
Clear Channel Communications Inc+    12,782 $    766,920
Kingworld Productions+                3,558       94,065
MediaOne Group Inc+                  29,301    1,596,905
Tele-Communications Inc Class A+     26,057    1,636,705
Tribune Co                            5,733      380,170
Viacom Inc Class B+                  16,794    1,484,170
                                            ------------
                 TOTAL BROADCASTING
                            - VALUE         $  5,958,935
                            -  COST         $  2,992,042
BUILDING MATERIALS & SERVICES-0.34%
Cooper Industries Inc                 5,015 $    219,406
Corning Inc                          11,183      598,291
Danaher Corp                          6,482      312,757
Owens Corning Fiberglass Corp         2,639       83,953
Owens Illinois Inc+                   7,501      179,555
PPG Industries Inc                    8,554      445,343
Snap-On Inc                           2,871       81,106
Stanley Works                         4,322      105,079
                                            ------------
TOTAL BUILDING MATERIALS & SERVICES
                            - VALUE         $  2,025,490
                            -  COST         $  2,117,026
BUSINESS SERVICES-0.48%
Cendant Corp+                        41,242 $    683,071
Dun & Bradstreet Corp                 8,100      277,425
Ecolab Inc                            6,273      250,136
Paychex Inc                           7,895      334,551
Waste Management Inc                 27,731    1,355,353
                                            ------------
            TOTAL BUSINESS SERVICES
                            - VALUE         $  2,900,536
                            -  COST         $  3,065,053
CHEMICALS-1.43%
Air Products & Chemicals Inc         11,174 $    358,965
Clorox Co                             5,257      621,969
Dow Chemical Co                      10,686    1,051,235
Du Pont (E I) De Nemours             54,380    2,790,374
Eastman Chemical Co                   3,840      181,200
FMC Corp+                             1,614       82,617
Goodrich (B F) Co                     3,614      123,328

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1999
Portfolio of Investments

Security Name                           Shares    Value

COMMON STOCKS (Continued)
Grace (W R) Co+                          3,613 $     48,550
Great Lakes Chemical Corp                2,878      112,062
Hercules Inc                             4,856      134,451
International Flavor & Fragrances        5,145      211,910
Monsanto Co                             30,300    1,380,544
Morton International Inc                 5,898      213,065
Nalco Chemical Co                        3,192       89,775
Praxair Inc                              7,618      266,154
Rohm & Haas Co                           8,038      251,188
Rubbermaid Inc                           7,283      240,794
Sigma-Aldrich Corp                       4,880      128,710
Union Carbide Corp                       6,439      283,316
                                               ------------
                      TOTAL CHEMICALS
                              - VALUE          $  8,570,207
                              -  COST          $  8,670,917
COMPUTER SOFTWARE-5.74%
3Com Corp+                              17,315 $    544,340
Adobe Systems Inc                        3,173      127,713
America Online Inc                      44,330    3,942,599
Autodesk Inc                             2,241       89,920
Automatic Data Processing               29,168    1,159,428
BMC Software Inc+                       10,405      425,304
Ceridian Corp+                           3,467      248,324
Computer Associates International Inc   25,988    1,091,496
Computer Sciences Corp                   7,659      510,281
Compuware Corp+                          8,931      499,578
Electronic Data Systems Corp            23,790    1,106,235
First Data Corp                         21,404      818,703
IMS Health Inc                          15,492      549,966
Microsoft Corp+                        120,463   18,084,508
Novell Inc+                             17,100      331,313
Oracle Systems Corp+                    47,015    2,626,963
Parametric Technology Corp+             13,201      202,965
Peoplesoft Inc+                         11,253      212,400
Sun Microsystems Inc+                   18,422    1,792,691
                                               ------------
              TOTAL COMPUTER SOFTWARE
                              - VALUE          $ 34,364,727
                              -  COST          $ 20,672,089

    MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28, 1999

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28,
1999
Portfolio of Investments

Security Name                         Shares    Value

COMMON STOCKS (Continued)
COMPUTER SYSTEMS-5.12%
Apple Computer Inc+                    6,500 $    226,281
Cabletron Systems Inc+                 7,984       64,870
Cisco Systems Inc+                    76,262    7,459,377
Compaq Computer Corp                  82,143    2,895,541
Data General Corp+                     2,438       33,675
Dell Computer Corp+                   61,496    4,927,367
EMC Corp+                             24,224    2,479,932
Gateway 2000 Inc+                      7,546      548,500
Harris Corp                            3,861      120,174
Hewlett-Packard Co                    50,175    3,333,502
International Business Machine Corp   45,127    7,671,590
Seagate Technology Inc+               11,871      343,517
Shared Medical System Corp             1,289       65,739
Silicon Graphics Inc+                  9,097      144,983
Unisys Corp+                          12,321      367,320
Unova Inc+                                67          972
                                             ------------
             TOTAL COMPUTER SYSTEMS
                            - VALUE          $ 30,683,340
                            -  COST          $ 15,978,332
CONTAINER & PACKAGING-0.22%
Ball Corp                              1,477 $     61,849
Crown Cork & Seal Co                   5,938      164,780
International Paper Co                14,860      624,120
Smurfit-Stone Container Corp+              2           36
Temple-Inland Inc                      2,701      161,891
Tenneco Inc                            8,243      246,775
Tupperware Corp                        2,792       48,860
                                             ------------
        TOTAL CONTAINER & PACKAGING
                            - VALUE          $  1,308,311
                            -  COST          $  1,598,009
ELECTRICAL EQUIPMENT-3.16%
Aeroquip-Vickers Inc                   1,355 $     76,727
General Electric Co                  158,340   15,883,481
Grainger (W W) Inc                     4,607      205,012
Masco Corp                            16,376      429,870
Motorola Inc                          29,052    2,040,903
National Service Industries Inc        2,022       64,957

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28,
1999
Portfolio of Investments

Security Name                      Shares    Value

COMMON STOCKS (Continued)
Raychem Corp                        3,851 $     87,851
Thomas & Betts Corp                 2,763      115,183
                                          ------------
      TOTAL ELECTRICAL EQUIPMENT
                         - VALUE          $ 18,903,984
                         -  COST          $ 13,152,502
ELECTRONICS-3.65%
Advanced Micro Devices+             6,981 $    124,785
AMP Inc                            10,562      561,766
Applied Materials Inc+             17,914      996,466
CBS Corp                           34,194    1,260,904
EG&G Inc                            2,193       58,115
Emerson Electric Co                21,265    1,221,408
General Instrument Corp+            8,064      235,872
Honeywell Inc                       6,079      425,150
Intel Corp                         80,509    9,656,048
Johnson Controls Inc                4,105      252,458
KLA Instruments Corp+               4,199      217,561
LSI Logic Corp+                     6,827      177,075
Micron Technology Inc+             11,312      651,854
National Semiconductor+             8,055       84,578
Perkin-Elmer Corp                   2,414      228,727
Pitney Bowes Inc                   13,179      832,748
Raytheon Co Class B                16,340      873,169
Solectron Corp+                    11,372      508,186
Tektronix Inc                       2,316       45,162
Texas Instruments Inc              18,878    1,683,682
Xerox Corp                         31,658    1,747,126
                                          ------------
               TOTAL ELECTRONICS
                         - VALUE          $ 21,842,840
                         -  COST          $ 14,551,372
ENERGY & RELATED-4.59%
Amerada Hess Corp                   4,382 $    198,833
Anadarko Petroleum Corp             5,815      159,913
Apache Corp                         4,744       94,584
Ashland Inc                         3,712      165,184
Atlantic Richfield Corp            15,510      847,234
BP Amoco PLC ADR (Great Britain)        1           85
Burlington Resources Inc            8,557      277,033
Chevron Corp                       31,576    2,427,405

    MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28, 1999

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28,
1999
Portfolio of Investments

Security Name                      Shares    Value

COMMON STOCKS (Continued)
Coastal Corp                       10,267 $    328,544
Columbia Gas System Inc             4,047      204,348
Consolidated Natural Gas Co         4,645      255,185
Eastern Enterprises                 1,100       42,281
Enron Corp                         15,969    1,037,985
Exxon Corp                        117,470    7,819,097
Halliburton Co                     21,262      600,652
Helmerich & Payne Inc               2,456       40,064
Kerr-McGee Corp                     2,303       65,779
Mobil Corp                         37,738    3,139,330
NICOR Inc                           2,330       88,977
Occidental Petroleum Corp          16,801      253,065
ONEOK Inc                           1,524       41,053
Oryx Energy Co+                     5,180       53,743
Peoples Energy Corp                 1,689       57,320
Phillips Petroleum Co              12,317      476,514
Rowan Co Inc+                       4,047       34,905
Royal Dutch Petroleum Corp        103,629    4,546,722
Schlumberger Ltd                   26,357    1,279,962
Sonat Offshore Drilling Co          5,349      135,397
Sunoco Inc                          4,543      138,278
Texaco Inc                         25,806    1,201,592
Union Pacific Resources Group      12,131      108,421
Unocal Corp                        11,654      328,497
USX--Marathon Group                14,849      307,189
Williams Co Inc                    20,686      765,382
                                          ------------
          TOTAL ENERGY & RELATED
                         - VALUE          $ 27,520,553
                         -  COST          $ 27,511,916
ENGINEERING & CONSTRUCTION-0.09%
Armstrong World Industries Inc      1,954 $     96,112
Centex Corp                         2,890      106,388
Fleetwood Enterprises Inc           1,696       55,014
Fluor Corp                          3,680      129,490
Foster Wheeler Corp                 2,024       25,300
Kaufman & Broad Home Corp           2,309       51,953
Pulte Corp                          2,089       50,267
                                          ------------
TOTAL ENGINEERING & CONSTRUCTION
                         - VALUE          $    514,524
                         -  COST          $    605,209

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1999
Portfolio of Investments

Security Name                       Shares    Value

COMMON STOCKS (Continued)
ENTERTAINMENT & LEISURE-1.39%
Brunswick Corp                       4,678 $     99,700
Disney (Walt) Co                    99,021    3,484,301
Harrah's Entertainment Inc+          6,183      103,179
Hasbro Inc                           6,343      234,691
Mattel Inc                          13,888      366,296
Mirage Resorts Inc+                  8,700      169,650
Polaroid Corp                        2,135       50,973
Time Warner Inc                     59,257    3,822,077
                                           ------------
    TOTAL ENTERTAINMENT & LEISURE
                          - VALUE          $  8,330,867
                          -  COST          $  5,767,288
ENVIRONMENTAL CONTROL-0.04%
Browning-Ferris Industries Inc       8,409 $    264,884
                                           ------------
      TOTAL ENVIRONMENTAL CONTROL
                          - VALUE          $    264,884
                          -  COST          $    285,646
FOOD & RELATED-3.18%
Albertson's Inc                     11,870 $    676,590
American Stores Co                  13,282      448,268
Archer-Daniels-Midland Co           28,741      434,708
Bestfoods                           13,816      648,489
Brown-Forman Corp Class B            3,328      219,440
Campbell Soup Co                    21,630      869,256
ConAgra Inc                         23,657      712,667
Darden Restaurants Inc               6,764      148,808
General Mills Inc                    7,397      596,845
Great Atlantic & Pacific Tea Co      1,850       58,391
Heinz (H J) Co                      17,551      955,433
Hershey Foods Corp                   6,910      430,148
Kellogg Co                          19,599      725,163
Kroger Co+                          12,388      801,349
McDonald's Corp                     32,741    2,782,985
Pioneer Hi Bred International Inc   11,663      273,352
Quaker Oats Co                       6,578      359,323
Ralston-Purina Group                15,073      406,029
RJR Nabisco Holdings Corp           15,682      428,315
Safeway Inc+                        23,473    1,355,566
Sara Lee Corp                       44,203    1,201,769

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    28, 1999

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28,
1999
Portfolio of Investments

Security Name                       Shares    Value

COMMON STOCKS (Continued)
Super Value Inc                      5,854 $    140,862
Sysco Corp                          16,130      455,673
Tricon Global Restaurants+           7,383      457,746
Unilever NV (Netherlands)           30,983    2,244,331
UST Inc                              8,977      265,383
Wendy's International Inc            6,053      144,894
Winn-Dixie Stores Inc                7,170      314,136
Wrigley (W M) Jr Co                  5,622      522,846
                                           ------------
             TOTAL FOOD & RELATED
                          - VALUE          $ 19,078,765
                          -  COST          $ 15,777,172
FURNITURE & APPLIANCES-0.07%
Maytag Corp                          4,360 $    244,433
Whirlpool Corp                       3,694      160,689
                                           ------------
     TOTAL FURNITURE & APPLIANCES
                          - VALUE          $    405,122
                          -  COST          $    345,990
HEALTHCARE-0.45%
Cardinal Health Inc                 12,505 $    902,705
HCR Manor Care Inc+                  5,426      121,407
Healthsouth Corp+                   20,528      238,638
McKesson HBOC Inc                   13,154      894,472
St Jude Medical Inc+                 4,077      102,435
United Healthcare Corp               8,990      443,319
                                           ------------
                 TOTAL HEALTHCARE
                          - VALUE          $  2,702,976
                          -  COST          $  2,933,276
HOSPITAL & MEDICAL SUPPLIES-1.95%
Bard (C R) Inc                       2,607 $    146,970
Bausch & Lomb Inc                    2,725      164,352
Baxter International Inc            13,808      971,738
Becton Dickinson & Co               11,960      400,660
Biomet Inc                           5,441      199,617
Boston Scientific Corp+             19,008      503,712
Columbia/HCA Healthcare Corp        31,207      557,825
Guidant Corp                        14,564      830,148
Johnson & Johnson                   64,939    5,544,167
Mallinckrodt Group Inc               3,475      107,508

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28,
1999
Portfolio of Investments

Security Name                       Shares    Value

COMMON STOCKS (Continued)
Medtronic Inc                       27,587 $  1,948,332
Tenet Healthcare Corp+              14,949      294,308
                                           ------------
TOTAL HOSPITAL & MEDICAL SUPPLIES
                          - VALUE          $ 11,669,337
                          -  COST          $  9,137,523
HOUSEHOLD PRODUCTS-1.94%
Alberto-Culver Co Class B            2,682 $     64,368
Avon Products Inc                   12,706      528,887
Colgate-Palmolive Co                14,136    1,199,793
Gillette Co                         53,574    2,872,906
Kimberly-Clark Corp                 26,161    1,236,107
Procter & Gamble Co                 64,072    5,734,444
                                           ------------
         TOTAL HOUSEHOLD PRODUCTS
                          - VALUE          $ 11,636,505
                          -  COST          $  9,469,289
INSURANCE-3.06%
Aetna Inc                            6,914 $    512,068
Allstate Corp                       39,711    1,489,163
American General Corp               12,170      891,453
American International Group Inc    59,758    6,808,677
Aon Corp                             8,216      484,231
Chubb Corp                           7,866      469,994
CIGNA Corp                           9,982      783,587
Cincinnati Financial Corp            8,062      282,674
Conseco Inc                         15,232      456,008
Hartford Financial Services Group   11,289      610,312
Humana Inc+                          8,131      142,293
Jefferson-Pilot Corp                 5,116      346,929
Lincoln National Corp                4,877      461,791
Loews Corp                           5,488      429,093
Marsh & McLennan Companies Inc      12,440      880,908
MBIA Inc                             4,796      295,254
Progressive Corp Ohio                3,499      449,622
Provident Co Inc                     6,553      214,611
Providian Financial Corp             6,836      698,127
SAFECO Corp                          6,578      264,353
St Paul Co                          11,381      368,460
Torchmark Corp                       6,773      225,194

    MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28, 1999

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28,
1999
Portfolio of Investments

Security Name                 Shares    Value

COMMON STOCKS (Continued)
Transamerica Corp              6,038 $    438,132
UNUM Corp                      6,680      298,930
                                     ------------
            TOTAL INSURANCE
                    - VALUE          $ 18,301,864
                    -  COST          $ 13,949,738
LODGING-0.11%
Hilton Hotels Corp            12,640 $    199,870
Marriott International        12,076      434,736
                                     ------------
              TOTAL LODGING
                    - VALUE          $    634,606
                    -  COST          $    562,599
MACHINERY-0.40%
Black & Decker Corp            4,259 $    207,626
Case Corp                      3,548       69,186
Caterpillar Inc               17,319      789,097
Cummins Engine Co Inc          2,029       83,189
Deere & Co                    11,516      376,429
Ingersoll-Rand Co              7,937      377,008
McDermott International Inc    2,870       57,221
Milacron Inc                   1,864       33,203
Pall Corp                      6,038      127,930
Parker Hannifin Corp           5,289      196,354
Thermo Electron Corp+          7,727      106,729
                                     ------------
            TOTAL MACHINERY
                    - VALUE          $  2,423,972
                    -  COST          $  2,876,395
MANUFACTURING-0.39%
Tyco International Ltd        31,185 $  2,321,333
                                     ------------
        TOTAL MANUFACTURING
                    - VALUE          $  2,321,333
                    -  COST          $  1,388,002
METAL FABRICATORS-0.33%
Alcan Aluminum Ltd            10,990 $    267,194
Allegheny Teledyne Inc         9,473      195,381
Barrick Gold Corp             18,109      320,303
Battle Mountain Gold Co       11,176       37,719
Bethlehem Steel Corp+          6,393       56,338

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28,
1999
Portfolio of Investments

Security Name                     Shares    Value

COMMON STOCKS (Continued)
Crane Co                           3,316 $     90,983
Engelhard Corp                     6,966      124,082
Freeport McMoRan Inc+              8,087       76,321
Nucor Corp                         4,251      189,435
Phelps Dodge Corp                  2,816      136,576
Placer Dome Inc                   12,187      133,295
Reynolds Metals Co                 3,131      133,850
Timken Co                          3,048       53,912
USX--U.S. Steel Group              4,303      108,920
Worthington Industries Inc         4,537       57,563
                                         ------------
        TOTAL METAL FABRICATORS
                        - VALUE          $  1,981,872
                        -  COST          $  2,633,714
PHARMACEUTICALS-7.74%
Abbott Laboratories               73,346 $  3,406,005
Allergan Inc                       3,162      257,703
ALZA Corp+                         4,187      219,556
American Home Products Corp       63,666    3,788,127
Amgen Inc+                        12,288    1,534,464
Bristol-Myers Squibb Co           48,053    6,051,675
Lilly (Eli) & Co                  53,192    5,036,618
Merck & Co Inc                   115,096    9,409,098
Millipore Corp                     2,128       59,318
Pfizer Inc                        62,759    8,280,266
Pharmacia and Upjohn Inc          24,528    1,336,776
Schering-Plough Corp              70,997    3,971,395
SouthTrust Corp                    6,800      272,425
Warner Lambert Co                 39,745    2,744,889
                                         ------------
          TOTAL PHARMACEUTICALS
                        - VALUE          $ 46,368,315
                        -  COST          $ 27,678,856
PUBLISHING-0.75%
American Greetings Corp Class A    3,438 $     81,438
Comcast Corp Class A              17,883    1,268,575
Donnelley (R R) & Sons Co          6,556      224,543
Dow Jones & Co Inc                 4,541      213,427
Gannett Co Inc                    13,596      863,346
Interpublic Group Co Inc           6,673      499,224
Knight-Ridder Inc                  3,813      191,365
McGraw-Hill Inc                    4,750      519,828

    MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28, 1999

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28,
1999
Portfolio of Investments

Security Name                      Shares    Value

COMMON STOCKS (Continued)
Meredith Corp                       2,551 $     86,096
Moore Corp Ltd                      4,337       45,539
New York Times Co Class A           8,833      273,823
Times Mirror Co Class A             3,859      215,380
                                          ------------
                TOTAL PUBLISHING
                         - VALUE          $  4,482,584
                         -  COST          $  3,124,978
RETAIL & RELATED-5.09%
AutoZone Inc+                       7,404 $    259,140
Circuit City Stores Inc             4,864      263,872
Consolidated Stores Corp+           5,309      133,720
Costco Co Inc+                     10,466      840,551
CVS Corp                           18,907    1,002,071
Dayton-Hudson Corp                 21,312    1,333,332
Dillards Inc Class A                5,192      129,151
Dollar General Corp                 8,964      268,360
Eastman Kodak Co                   15,640    1,035,173
Federated Department Stores Inc+    9,917      377,466
Fred Myer Inc+                      7,459      479,241
Gap Inc                            27,975    1,809,633
Harcourt General Inc                3,446      157,870
Home Depot Inc                     71,212    4,250,466
Jostens Inc                         1,742       40,828
K Mart Corp+                       23,902      418,285
Kohls Corp+                         7,637      526,953
Limited Inc                        11,036      391,778
Longs Drug Stores Corp              1,898       68,684
Lowe's Co Inc                      17,090    1,013,651
May Department Stores Co           11,296      669,288
Newell Co                           7,852      333,710
Nordstrom Inc                       7,192      289,478
Penney (J C) Co Inc                12,283      443,723
Rite Aid Corp                      12,500      517,188
Sears Roebuck & Co                 18,521      752,416
Sherwin Williams Co                 8,301      199,743
Staples Inc+                       22,580      663,994
Tandy Corp                          4,802      267,111
TJX Companies Inc                  15,556      444,318
Toys R Us Inc+                     12,677      179,063

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28,
1999
Portfolio of Investments

Security Name                     Shares    Value

COMMON STOCKS (Continued)
Walgreen Co                       48,154 $  1,540,928
WalMart Stores Inc               108,842    9,401,228
                                         ------------
         TOTAL RETAIL & RELATED
                        - VALUE          $ 30,502,413
                        -  COST          $ 18,274,099
SERVICES-0.14%
Block (H R) Inc                    4,875 $    221,203
Public Service Enterprise Group   11,018      418,684
Service Corp International        13,250      203,719
                                         ------------
                 TOTAL SERVICES
                        - VALUE          $    843,606
                        -  COST          $    922,176
TELECOMMUNICATIONS-8.75%
Airtouch Communications+          27,614 $  2,514,600
Alltel Corp                       13,266      794,302
Ameritech Corp                    53,277    3,482,984
Andrew Corp+                       4,189       63,359
Ascend Communications Inc+        10,489      806,997
AT & T Corp                       87,256    7,165,899
Bell Atlantic Corp                74,990    4,307,238
BellSouth Corp                    94,504    4,370,810
Frontier Corp                      8,314      298,784
GTE Corp                          46,681    3,028,430
Lucent Technologies Inc           63,593    6,458,664
MCI WorldCom Inc+                 88,565    7,306,613
NEXTEL Communications Class A+    13,927      418,680
Northern Telecom Ltd              31,482    1,827,924
SBC Communication Inc             94,513    4,997,375
Scientific-Atlanta Inc             3,660      118,721
Sprint Corp                       20,793    1,784,299
Sprint Corp (PCS Group)+          20,104      643,328
Tellabs Inc+                       9,377      750,746
U.S. West Inc                     24,260    1,293,361
                                         ------------
       TOTAL TELECOMMUNICATIONS
                        - VALUE          $ 52,433,114
                        -  COST          $ 30,331,780

    MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28, 1999

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28,
1999
Portfolio of Investments

Security Name                    Shares    Value

COMMON STOCKS (Continued)
TEXTILES-0.01%
Springs Industries Inc Class A      867 $     28,828
                                        ------------
                TOTAL TEXTILES
                       - VALUE          $     28,828
                       -  COST          $     41,559
TOBACCO-0.81%
Fortune Brands Inc                8,256 $    248,712
Philip Morris Co Inc            117,655    4,603,252
                                        ------------
                 TOTAL TOBACCO
                       - VALUE          $  4,851,964
                       -  COST          $  4,998,597
TRANSPORTATION-0.61%
Burlington Northern Santa Fe     22,680 $    751,275
Carnival Corp Class A            28,840    1,283,380
CSX Corp                         10,539      413,656
Laidlaw Inc Class B              16,012      123,092
Norfolk Southern Corp            18,341      514,694
Union Pacific Corp               11,966      560,906
                                        ------------
          TOTAL TRANSPORTATION
                       - VALUE          $  3,647,003
                       -  COST          $  3,951,908
UTILITIES-1.71%
AES Corp+                         8,743 $    325,130
Ameren Corp                       6,624      247,158
American Electric Power Inc       9,260      385,448
Baltimore Gas & Electric Co       7,219      184,987
Carolina Power & Light Co         7,305      291,287
Central & South West Corp        10,286      255,221
Cinergy Corp                      7,669      223,839
Consolidated Edison Inc          11,278      527,247
Dominion Resources Inc            9,431      364,272
DTE Energy Co                     7,027      277,567
Duke Power Co                    17,542      997,701
Edison International             17,066      435,183
Entergy Corp                     11,905      336,316
FirstEnergy Corp                 11,446      334,796
FPL Group Inc                     8,750      450,078

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28,
1999
Portfolio of Investments

Security Name               Shares    Value

COMMON STOCKS (Continued)
GPU Inc                      6,200 $    247,225
New Century Energies Inc     5,538      224,635
Niagara Mohawk Power Corp+   9,135      133,599
Northern States Power Co     7,390      190,754
Pacificorp                  14,454      259,269
PECO Energy Co              10,816      383,292
PG & E Corp                 18,501      582,782
PP & L Resources Inc         7,338      187,119
Reliant Energy Inc          13,733      368,216
Sempra Energy               11,587      243,327
Southern Co                 33,765      846,235
Texas Utilities Co          13,653      579,399
Unicom Corp                 10,484      372,837
                                   ------------
           TOTAL UTILITIES
                   - VALUE         $ 10,254,919
                   -  COST         $  9,761,393
                                   ------------
       TOTAL COMMON STOCKS
                   - VALUE         $488,169,393
                   -  COST         $358,605,328

    MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28, 1999

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28,
1999
Portfolio of Investments

                                   Interest  Maturity
  Principal  Security Name           Rate      Date      Value
             U.S. TREASURY SECURITIES-17.82%
             U.S. TREASURY BONDS-17.82%
 $ 4,600,000 U.S. Treasury Bonds       8.88% 02/15/19 $  6,231,565
   2,350,000 U.S. Treasury Bonds       8.75  05/15/20    3,171,031
   5,775,000 U.S. Treasury Bonds       8.75  08/15/20    7,803,469
   1,300,000 U.S. Treasury Bonds       8.50  02/15/20    1,712,344
   6,350,000 U.S. Treasury Bonds       8.13  08/15/19    8,062,519
   3,300,000 U.S. Treasury Bonds       8.13  05/15/21    4,222,970
   2,650,000 U.S. Treasury Bonds       8.13  08/15/21    3,395,313
   7,950,000 U.S. Treasury Bonds       8.00  11/15/21   10,076,625
   3,300,000 U.S. Treasury Bonds       7.88  02/15/21    4,116,750
   2,175,000 U.S. Treasury Bonds       7.63  11/15/22    2,669,134
   3,000,000 U.S. Treasury Bonds       7.63  02/15/25    3,730,314
   3,200,000 U.S. Treasury Bonds       7.50  11/15/24    3,918,000
   4,900,000 U.S. Treasury Bonds       7.25  08/15/22    5,768,221
   5,420,000 U.S. Treasury Bonds       7.13  02/15/23    6,317,688
   2,200,000 U.S. Treasury Bonds       6.88  08/15/25    2,517,625
   2,950,000 U.S. Treasury Bonds       5.25  08/15/26    3,335,344
   2,450,000 U.S. Treasury Bonds       6.63  02/15/27    2,731,750
   3,300,000 U.S. Treasury Bonds       6.50  11/15/26    3,620,720
   3,100,000 U.S. Treasury Bonds       6.38  08/15/27    3,353,813
   2,950,000 U.S. Treasury Bonds       6.38  11/15/28    2,784,492
   5,875,000 U.S. Treasury Bonds       6.25  08/15/23    6,201,797
   5,900,000 U.S. Treasury Bonds       6.13  11/15/27    6,193,159
   2,775,000 U.S. Treasury Bonds       6.00  02/15/26    2,854,781
   2,000,000 U.S. Treasury Bonds       5.50  08/15/28    1,938,126
                                                      ------------
                                                      $106,727,550
                       TOTAL U.S. TREASURY
                                SECURITIES
                                    - VALUE           $106,727,550
                                    -  COST           $ 99,759,915
             SHORT TERM INSTRUMENTS-4.17%
             CASH EQUIVALENTS-3.69%
 $ 1,079,841 Dreyfus Institutional Money
              Market Fund++                           $  1,079,841
   1,000,000 Janus International Money
              Market Fund++                              1,000,000
  20,000,000 Merrimac Cash Fund-Premium
              Class++                                   20,000,000
                                                      ------------
                                                      $ 22,079,841

MASTER INVESTMENT PORTFOLIO--ASSET ALLOCATION MASTER PORTFOLIO--FEBRUARY 28,
1999
Portfolio of Investments

                                             Interest Maturity
 Principal  Security Name                      Rate     Date       Value
            SHORT TERM INSTRUMENTS (Continued)
            REPURCHASE AGREEMENTS-0.48%
 $2,880,217 Morgan Stanley Triparty
             Repurchase Agreement dated
             2/26/99 due 3/1/99, with a
             maturity value of $2,881,304
             and an effective yield of
             4.53% collateralized by U.S.
             Treasury Bonds with a rate of
             9.875%, a maturity date of
             11/15/15, and a market value
             of $2,895,691 and U.S.
             Treasury Notes with a rate of
             6.50%, a maturity date of
             08/31/01, and a market value
             of $51,572.                                        $  2,880,217
                                                                ------------
                         TOTAL SHORT TERM INSTRUMENTS
                                              - VALUE           $ 24,960,058
                                              -  COST           $ 24,960,058
            TOTAL INVESTMENTS IN SECURITIES
            (Cost $483,325,301)* (Notes 1 and 3)       103.48 % $619,857,001
            Other Assets and Liabilities, Net           (3.48)%  (20,833,625)
                                                       ------   ------------
            TOTAL NET ASSETS                           100.00 % $599,023,376
                                                       ======   ============
-----------------------------------------------------------------------------

+ Non-income earning securities.
++ Represents collateral received from securities lending transactions. See
   Note 4.
* Cost for federal income tax purposes is $483,944,153 and net unrealized ap-preciation consists of:

      Gross Unrealized
       Appreciation              $150,274,385
      Gross Unrealized
       Depreciation              $(14,361,537)
                                 ------------
      NET UNREALIZED
       APPRECIATION              $135,912,848
                                 ============

The accompanying notes are an integral part of these financial statements.

    MASTER INVESTMENT PORTFOLIO--BOND INDEX MASTER PORTFOLIO--FEBRUARY 28,
    1999

MASTER INVESTMENT PORTFOLIO--BOND INDEX
MASTER PORTFOLIO--FEBRUARY 28, 1999
Portfolio of Investments

                                              Interest  Maturity
  Principal  Security Name                      Rate      Date      Value

             CORPORATE BONDS & NOTES-30.35%
             AEROSPACE & DEFENSE-0.25%
 $ 1,000,000 Lockheed Martin Corp                 6.85% 05/15/01 $  1,020,841
             AUTO PARTS & EQUIPMENT-0.25%
 $ 1,000,000 Goodyear Tire & Rubber Co            6.63% 12/01/06 $  1,016,725
             AUTOMOBILES-2.22%
 $ 3,500,000 Chrysler Corp                        7.45% 03/01/27 $  3,854,197
     500,000 Ford Motor Co                        8.88  04/01/06      574,423
   4,500,000 General Motors                       5.80  04/09/01    4,497,939
                                                                 ------------
                                                                 $  8,926,559
             BANK & FINANCE-11.72%
 $   500,000 ABN Amro Bank NV                     7.30% 12/01/26 $    487,367
     500,000 African Development Bank             7.75  12/15/01      526,158
   1,000,000 American General Finance             5.88  07/01/00    1,002,148
   1,000,000 Associates Corp NA                   6.95  11/01/18    1,030,566
   2,500,000 Associates Corp NA                   6.25  11/01/08    2,496,400
   1,000,000 Bank Of New York Co                  6.50  12/01/03    1,016,017
   1,000,000 BankAmerica Corp                     6.25  04/01/08      993,326
   1,000,000 CIT Group Holdings                   6.63  06/15/05    1,024,901
   1,000,000 Citigroup Inc                        7.88  05/15/25    1,096,128
   1,000,000 Commercial Credit Corp               8.70  06/15/10    1,159,789
   1,000,000 Diageo PLC                           6.13  08/15/05      999,590
   1,000,000 Dresdner Bank AG                     6.63  09/15/05    1,012,754
   2,000,000 Duke Energy Corp                     6.00  12/01/28    1,842,340
   1,285,000 Financing Corp                       9.80  04/06/18    1,815,501
   2,000,000 First Union Capital Corp             8.04  12/01/26    2,132,048
     500,000 First Union Corp                     6.63  07/15/05      509,332
   5,400,000 Ford Motor Credit Co                 6.50  02/28/02    5,473,240
   1,000,000 General Motors Acceptance Corp       7.12  05/01/03    1,036,619
   1,000,000 Household Finance Corp               6.70  06/15/02    1,022,044
   4,000,000 Houston Lighting & Power Co          6.50  04/21/03    4,046,232
     450,000 Interamerica Development Bank        8.50  03/15/11      544,559
     200,000 Interamerica Development Bank        8.40  09/01/09      236,824
   3,500,000 KFW International Finance            7.63  02/15/04    3,788,302
     250,000 KFW International Finance Inc        8.00  02/15/10      292,757
     500,000 Lehman Brothers Inc                  9.88  10/15/00      524,357
   1,000,000 Mellon Capital II                    7.99  01/15/27    1,064,589
   3,000,000 Mellon Financial                     6.00  03/01/04    2,977,647
   1,000,000 Merrill Lynch & Co Inc               6.38  10/15/08      992,643
     500,000 Skandinaviska Enskilda               6.88  02/15/09      507,669

MASTER INVESTMENT PORTFOLIO--BOND INDEX
MASTER PORTFOLIO--FEBRUARY 28, 1999
Portfolio of Investments

                                             Interest  Maturity
  Principal  Security Name                     Rate      Date      Value

             CORPORATE BONDS & NOTES-(Continued)
 $ 1,500,000 U.S. West Capital Funding Inc       6.88% 07/15/28 $  1,527,588
   4,000,000 Westdeutsche NY                     6.05  01/15/09    3,903,004
                                                                ------------
                                                                $ 47,082,439
             BEVERAGES-0.75%
 $ 1,500,000 Anheuser Busch                      9.00% 12/01/09 $  1,856,070
   1,000,000 Coca-Cola Enterprises               8.00  09/15/22    1,136,569
                                                                ------------
                                                                $  2,992,639
             BROADCASTING-2.30%
 $ 2,000,000 Comcast Cable Communications        8.38% 05/01/07 $  2,251,298
   1,000,000 TCI Communications Inc              7.12  02/15/28    1,055,964
   2,000,000 Time Warner Inc                     9.63  05/01/02    2,207,308
   3,500,000 Viacom Inc                          7.75  06/01/05    3,727,129
                                                                ------------
                                                                $  9,241,699
             CHEMICALS-0.39%
 $ 1,000,000 American Home Product               6.50% 10/15/02 $  1,022,342
     500,000 Dow Chemical Co                     8.62  04/01/06      560,080
                                                                ------------
                                                                $  1,582,422
             ELECTRONICS-1.20%
 $ 1,000,000 Raytheon Co                         7.38% 07/15/25 $    998,736
   3,800,000 Raytheon Co                         5.95  03/15/01    3,813,042
                                                                ------------
                                                                $  4,811,778
             ENERGY & RELATED-0.25%
 $ 1,000,000 Phillips 66 Capital Trust II        8.00% 01/15/37 $  1,015,358
             ENTERTAINMENT & LEISURE-1.83%
 $   500,000 Disney (Walt) Co                    6.75% 03/30/06 $    521,721
   4,000,000 Disney (Walt) Co                    5.13  12/15/03    3,908,188
   2,500,000 Time Warner Entertainment           8.38  03/15/23    2,912,433
                                                                ------------
                                                                $  7,342,342
             FOOD & RELATED-0.27%
 $   500,000 Archer-Daniels-Midland Co           8.38% 04/15/17 $    594,860
     500,000 McDonald's Corp                     6.75  02/15/03      503,326
                                                                ------------
                                                                $  1,098,186
             HEALTHCARE-0.26%
 $ 1,000,000 Baxter International Inc            7.63% 11/15/02 $  1,053,751
             INSURANCE-0.25%
 $ 1,000,000 Aetna Services Inc                  7.12% 08/15/06 $  1,013,676

    MASTER INVESTMENT PORTFOLIO--BOND INDEX MASTER PORTFOLIO--FEBRUARY 28,
    1999

MASTER INVESTMENT PORTFOLIO--BOND INDEX
MASTER PORTFOLIO--FEBRUARY 28, 1999
Portfolio of Investments

                                            Interest  Maturity
  Principal  Security Name                    Rate      Date      Value

             CORPORATE BONDS & NOTES-(Continued)
             INVESTMENT BANKING & BROKERAGE-1.59%
 $ 4,000,000 Merrill Lynch & Co                 6.00% 02/17/09 $  3,853,060
   1,500,000 Morgan Stanley Group Inc           6.70  05/01/01    1,518,521
   1,000,000 Salomon Inc                        6.50  03/01/00    1,005,831
                                                               ------------
                                                               $  6,377,412
             MANUFACTURING-0.87%
 $   500,000 ICI Wilmington                     8.75% 05/01/01 $    518,644
   3,000,000 Tyco Intl Group                    6.88  01/15/29    2,961,360
                                                               ------------
                                                               $  3,480,004
             PHARMACEUTICALS-0.13%
 $   500,000 American Home Products             7.70% 02/15/00 $    510,552
             PUBLIC ADMINISTRATION-1.42%
 $ 1,500,000 Northern State Power               6.50% 03/01/28 $  1,502,523
   1,500,000 Saks Inc                           7.50  12/01/10    1,539,132
   2,600,000 Tennessee Valley                   6.25  12/15/17    2,642,949
                                                               ------------
                                                               $  5,684,604
             RETAIL & RELATED-0.85%
 $ 2,000,000 Walmart                            8.50% 09/15/24 $  2,294,440
   1,000,000 Walmart                            7.25  06/01/13    1,107,548
                                                               ------------
                                                               $  3,401,988
             SERVICES-0.52%
 $ 2,000,000 Amoco Canada                       7.25% 12/01/02 $  2,089,280
             TELECOMMUNICATIONS-1.85%
 $   250,000 Bell Telephone Canada              9.50% 10/15/10 $    311,613
   2,500,000 Motorola Inc                       7.50  05/15/25    2,698,100
     500,000 New York Telecom                   6.00  04/15/08      502,829
   4,000,000 Sprint Cap Corp                    6.13  11/15/08    3,937,884
                                                               ------------
                                                               $  7,450,426
             TRANSPORTATION-0.28%
 $ 1,000,000 Norfolk Southern Corp              7.80% 05/15/27 $  1,126,231
             UTILITIES-0.90%
 $ 1,500,000 Central Power & Lighting Inc       7.50% 12/01/02 $  1,577,964
   1,000,000 Texas Utilities                    6.38  01/01/08      992,152
   1,000,000 Virginia Electric & Power Co       7.38  07/01/02    1,047,271
                                                               ------------
                                                               $  3,617,387
                                                               ------------
             TOTAL CORPORATE BONDS & NOTES                     $121,936,299
             (Cost $122,523,026)

MASTER INVESTMENT PORTFOLIO--BOND INDEX
MASTER PORTFOLIO--FEBRUARY 28, 1999
Portfolio of Investments

                                                Interest  Maturity
  Principal  Security Name                        Rate      Date      Value

             FOREIGN GOVERNMENT BONDS & NOTES++-2.37%
 $ 1,000,000 British Columbia (Province of)         6.50% 01/15/26 $  1,001,420
   2,000,000 Hydro Quebec                           8.40  01/15/22    2,391,820
   1,200,000 New Brunswick                          7.63  06/29/04    1,295,784
   3,300,000 Ontario (Province of)                  7.75  06/04/02    3,493,347
     750,000 Ontario (Province of)                  7.63  06/22/04      810,030
     500,000 Victoria                               8.45  10/01/01      532,053
                                                                   ------------
             TOTAL FOREIGN GOVERNMENT BONDS & NOTES                $  9,524,454
             (Cost $9,430,061)
             U.S. GOVERNMENT AGENCY SECURITIES-11.35%
             FEDERAL AGENCY-OTHER-0.13%
 $   500,000 Tennessee Valley Authority             6.13% 07/15/03 $    508,281
             FEDERAL HOME LOAN BANK-2.34%
 $ 1,000,000 Federal Home Loan Bank                 5.50% 01/21/03 $    993,436
   1,500,000 Federal Home Loan Bank                 5.40  01/15/03    1,485,102
     500,000 Federal Home Loan Bank                 5.26  06/29/01      496,650
   5,500,000 Federal Home Loan Bank                 5.02  02/11/02    5,432,900
   1,000,000 Federal Home Loan Bank                 4.38  10/23/00      984,264
                                                                   ------------
                                                                   $  9,392,352
             FEDERAL HOME LOAN MORTGAGE CORPORATION-2.72%
 $   700,000 Federal Home Loan Mortgage Corp        7.22% 05/17/05 $    713,976
   4,000,000 Federal Home Loan Mortgage Corp        5.75  07/15/03    4,028,848
   3,000,000 Federal Home Loan Mortgage Corp        5.25  02/16/01    2,986,389
   3,400,000 Federal Home Loan Mortgage Corp.       5.13  10/15/08    3,207,720
                                                                   ------------
                                                                   $ 10,936,933
             FEDERAL NATIONAL MORTGAGE ASSOCIATION-6.16%
 $   500,000 Federal National Mortgage Assoc        7.55% 04/22/02 $    528,420
     500,000 Federal National Mortgage Assoc        6.70  08/10/01      503,449
   1,000,000 Federal National Mortgage Assoc        6.45  02/14/02    1,007,804
   1,500,000 Federal National Mortgage Assoc        6.44  06/21/05    1,550,883
   5,000,000 Federal National Mortgage Assoc        6.26  02/25/09    4,958,500
   5,700,000 Federal National Mortgage Assoc        6.18  02/19/09    5,582,837
     400,000 Federal National Mortgage Assoc        6.16  12/18/07      405,788
   1,000,000 Federal National Mortgage Assoc        5.91  02/25/00    1,005,918
   1,000,000 Federal National Mortgage Assoc        5.75  06/15/05    1,008,590
   2,000,000 Federal National Mortgage Assoc        5.75  02/15/08    1,992,344
   4,500,000 Federal National Mortgage Assoc        5.63  02/20/04    4,445,550
   1,000,000 Federal National Mortgage Assoc        5.25  01/15/09      957,125
     500,000 Federal National Mortgage Assoc        5.13  02/13/04      488,807

    MASTER INVESTMENT PORTFOLIO--BOND INDEX MASTER PORTFOLIO--FEBRUARY 28,
    1999

MASTER INVESTMENT PORTFOLIO--BOND INDEX
MASTER PORTFOLIO--FEBRUARY 28, 1999
Portfolio of Investments

                                               Interest  Maturity
  Principal  Security Name                       Rate      Date      Value

             U.S. GOVERNMENT AGENCY SECURITIES-(Continued)
 $ 1,000,000 Federal National Mortgage Assoc       0.00%   6/1/17 $    327,084
                                                                  ------------
                                                                  $ 24,763,099
                                                                  ------------
             TOTAL U.S. GOVERNMENT AGENCY SECURITIES              $ 45,600,665
             (Cost $45,999,129)
             U.S. TREASURY SECURITIES-53.34%
             U.S. TREASURY BONDS-14.82%
 $ 1,100,000 U.S. Treasury Bonds                  12.00% 08/15/13 $  1,604,625
   8,550,000 U.S. Treasury Bonds                  11.25  02/15/15   13,407,468
   1,100,000 U.S. Treasury Bonds                  10.38  11/15/12    1,453,032
   2,800,000 U.S. Treasury Bonds                   9.13  05/15/09    3,250,626
     700,000 U.S. Treasury Bonds                   9.13  05/15/18      963,594
   9,250,000 U.S. Treasury Bonds                   8.13  08/15/19   11,744,613
   7,100,000 U.S. Treasury Bonds                   8.00  11/15/21    8,999,250
   2,500,000 U.S. Treasury Bonds                   7.88  02/15/21    3,118,750
   7,300,000 U.S. Treasury Bonds                   7.63  02/15/25    9,077,097
     500,000 U.S. Treasury Bonds                   7.50  11/15/16      591,719
     500,000 U.S. Treasury Bonds                   7.25  05/15/16      577,657
   1,000,000 U.S. Treasury Bonds                   7.12  02/15/23    1,165,625
   1,500,000 U.S. Treasury Bonds                   6.50  11/15/26    1,645,782
   1,000,000 U.S. Treasury Bonds                   6.13  11/15/27    1,049,688
     900,000 U.S. Treasury Bonds                   5.50  08/15/28      872,157
                                                                  ------------
                                                                  $ 59,521,683
             U.S. TREASURY NOTES-38.52%
 $   500,000 U.S. Treasury Notes                   5.63% 04/30/00 $    502,969
   1,000,000 U.S. Treasury Notes                   5.50  03/31/00    1,004,688
   2,300,000 U.S. Treasury Notes                   7.88  08/15/01    2,440,875
   8,200,000 U.S. Treasury Notes                   7.50  11/15/01    8,666,375
   1,300,000 U.S. Treasury Notes                   7.50  02/15/05    1,438,938
  11,050,000 U.S. Treasury Notes                   7.25  08/15/04   12,030,687
   1,000,000 U.S. Treasury Notes                   7.12  02/29/00    1,020,000
   9,200,000 U.S. Treasury Notes                   7.00  07/15/06   10,071,129
   2,250,000 U.S. Treasury Notes                   6.50  05/31/01    2,312,579
   1,400,000 U.S. Treasury Notes                   6.50  05/15/05    1,482,250
   2,800,000 U.S. Treasury Notes                   6.50  08/15/05    2,965,376
   1,400,000 U.S. Treasury Notes                   6.50  10/15/06    1,492,750
  11,500,000 U.S. Treasury Notes                   6.38  03/31/01   11,773,124
   4,700,000 U.S. Treasury Notes                   6.38  08/15/02    4,860,096
   1,800,000 U.S. Treasury Notes                   6.25  05/31/00    1,824,750

MASTER INVESTMENT PORTFOLIO--BOND INDEX
MASTER PORTFOLIO--FEBRUARY 28, 1999
Portfolio of Investments

                                         Interest      Maturity
  Principal  Security Name                 Rate          Date      Value

             U.S. TREASURY SECURITIES (Continued)
 $ 2,800,000 U.S. Treasury Notes                 6.25% 10/31/01 $  2,872,626
   1,000,000 U.S. Treasury Notes                 6.25  01/31/02    1,027,500
  10,800,000 U.S. Treasury Notes                 6.25  02/15/03   11,161,129
   1,200,000 U.S. Treasury Notes                 6.13  12/31/01    1,228,500
   5,500,000 U.S. Treasury Notes                 6.13  08/15/07    5,756,097
   1,000,000 U.S. Treasury Notes                 5.88  06/30/00    1,009,375
     850,000 U.S. Treasury Notes                 5.88  11/30/01      864,610
   1,000,000 U.S. Treasury Notes                 5.88  02/15/04    1,025,625
   1,500,000 U.S. Treasury Notes                 5.88  11/15/05    1,539,375
   1,600,000 U.S. Treasury Notes                 5.75  11/30/02    1,624,501
   1,000,000 U.S. Treasury Notes                 5.75  04/30/03    1,016,250
  14,000,000 U.S. Treasury Notes                 5.75  08/15/03   14,236,249
   2,100,000 U.S. Treasury Notes                 5.63  11/30/00    2,115,750
   1,000,000 U.S. Treasury Notes                 5.63  02/28/01    1,009,063
     800,000 U.S. Treasury Notes                 5.63  05/15/08      815,500
   4,900,000 U.S. Treasury Notes                 5.50  05/31/00    4,922,971
   2,100,000 U.S. Treasury Notes                 5.50  01/31/03    2,115,095
   1,000,000 U.S. Treasury Notes                 5.13  08/31/00      999,688
  10,800,000 U.S. Treasury Notes                 4.75  11/15/08   10,367,999
   5,500,000 U.S. Treasury Notes                 4.63  12/31/00    5,448,438
  10,000,000 U.S. Treasury Notes                 4.50  01/31/01    9,884,380
  10,000,000 U.S. Treasury Notes                 4.00  10/31/00    9,815,630
                                                                ------------
                                                                $154,742,937
                                                                ------------
             TOTAL U.S. TREASURY SECURITIES                     $214,264,620
             (Cost $215,017,877)
             SHORT TERM INSTRUMENTS-10.06%
             CASH EQUIVALENTS-8.63%
 $ 7,161,200 Dreyfus Institutional Money Market
             Fund+                                              $  7,161,200
  18,500,000 Janus International Money Market
             Fund+                                                18,500,000
   9,000,000 Merrimac Cash Fund-Premium Class+                     9,000,000
                                                                ------------
                                                                $ 34,661,200

    MASTER INVESTMENT PORTFOLIO--BOND INDEX MASTER PORTFOLIO--FEBRUARY 28,
    1999

MASTER INVESTMENT PORTFOLIO--BOND INDEX
MASTER PORTFOLIO--FEBRUARY 28, 1999
Portfolio of Investments

  Principal  Security Name                                          Value

             SHORT TERM INSTRUMENTS (Continued)
             REPURCHASE AGREEMENTS-1.43%
 $ 5,763,108 Morgan Stanley Triparty Repurchase
             Agreement dated 2/26/99, due 3/1/99
             with a maturity value of $5,765,283
             and an effective yield of 4.53%
             collateralized by U.S. Treasury Bonds
             with a rate of 9.875%, a maturity of
             11/15/15 and a market value of
             $5,875,689.                                         $  5,763,108
                                                                 ------------
                                                                 $  5,763,108
                                                                 ------------
             TOTAL SHORT TERM INSTRUMENTS                        $ 40,424,308
             (Cost $40,424,308)
             TOTAL INVESTMENT IN SECURITIES
             (Cost $433,394,401) ** (Notes 1 and 3)      107.47% $431,750,346
             Other Assets and Liabilities                (7.47)%  (30,022,460)
                                                         ------  ------------
             TOTAL NET ASSETS                            100.00% $401,727,886
                                                         ======  ============
------------------------------------------------------------------------------

+ Represents collateral received from securities lending transactions. See Note
  4.
++ Investment is denominated in U.S. Dollars.
** Cost for federal income tax purposes is $433,401,693 and net unrealized de-preciation consists of:

      Gross Unrealized
       Appreciation                $ 2,320,486
      Gross Unrealized
       Depreciation                $(3,971,833)
                                   -----------
      NET UNREALIZED DEPRECIATION  $(1,651,347)
                                   ===========

The accompanying notes are an integral part of these financial statements.

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS
Percent of Net Assets                           20.64%                   45.03%
ADVERTISING
Percent of Net Assets                            0.03%                    0.05%
Omnicom Group                         211 $     13,979       1,065 $     70,556
Outdoor Systems Inc+                  450       12,572         980       27,379
R.R. Donnelley Corp                    36          540         252        3,780
Snyder Communications Inc+            200        6,850         352       12,056
Young & Rubicam Inc+                  100        3,775         264        9,966
                                          ------------             ------------
           TOTAL ADVERTISING
                     - VALUE              $     37,716             $    123,737
                     -  COST              $     24,567             $     67,966
AEROSPACE & DEFENSE
Percent of Net Assets                            0.18%                    0.46%
Allied Signal Inc                     592 $     24,494       4,325 $    178,947
Boeing Co                           1,102       39,190       7,737      275,147
Briggs & Stratton Corp                 42        2,050         158        7,712
Coltec Industries+                    100        1,800         716       12,888
Cordant Technologies Inc              232        9,034         440       17,133
GenCorp Inc                             0          --            0          --
General Dynamics Corp                 116        7,011         959       57,960
Gulfstream Aerospace Corp+            300       13,425         528       23,628
Lockheed Martin Corp                  410       15,452       2,983      112,422
Newport News Shipbuilding              64        1,852         257        7,437
Northrop Grumman Corp                 129        8,038         529       32,963
Primex Technologies Inc                47        1,953          49        2,037
Rockwell International Corp           220        9,776       1,564       69,500
Sequa Corp Class A+                   110        5,177           0          --
Stewart & Stevenson Services          364        3,049         334        2,797
Sundstrand Corp                       326       22,066         669       45,283
Textron Inc                           237       18,486       1,249       97,422
United Technologies Corp              266       32,951       1,456      180,362
                                          ------------             ------------
   TOTAL AEROSPACE & DEFENSE
                     - VALUE              $    215,804             $  1,123,638
                     -  COST              $    199,465             $  1,013,480
AIRLINES
Percent of Net Assets                            0.21%                    0.37%
Airborne Freight Corp                 300 $     11,700         704 $     27,456
Airtran Holdings Inc+                 300        1,013         176          594
AMR Corp+                             244       13,527       1,367       75,783
British Airways PLC ADR (UK)          690       51,060       2,500      185,000
Comair Holdings Inc                   300       11,288         704       26,488
Continental Airlines Class
 B+                                   300       10,388         528       18,282
Delta Air Lines Inc                   252       15,325       1,253       76,198

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                   66.80%                   81.88%                   97.60%
                    0.07%                    0.10%                    0.12%
      2,665  $    176,556       2,345 $    155,355       5,656 $    374,709
      1,524        42,577       2,254       62,971       4,615      128,931
        550         8,250         489        7,335       1,220       18,300
        614        21,030         625       21,406       1,413       48,395
        438        16,535         446       16,837         883       33,333
             ------------             ------------             ------------
             $    264,948             $    263,904             $    603,668
             $    126,340             $    150,248             $    360,294
                    0.72%                    0.88%                    1.02%
     10,116  $    418,549       9,422 $    389,834      19,237 $    795,930
     18,248       648,945      16,842      598,943      34,605    1,230,639
        452        22,063         459       22,405         854       41,686
      1,327        23,886       1,161       20,898       2,650       47,700
        868        33,798         821       31,968       1,766       68,763
        425         8,527           0          --            0          --
      2,212       133,688       2,114      127,765       4,327      261,512
      1,152        51,552         982       43,945       2,120       94,869
      6,950       261,928       6,436      242,556      13,364      503,655
        539        15,597         415       12,009         747       21,616
      1,243        77,454       1,169       72,843       2,348      146,309
         94         3,907          76        3,159         111        4,613
      3,639       161,708       3,323      147,665       6,506      289,109
        120         5,648          91        4,283           0          --
        434         3,635         326        2,730         746        6,248
      1,043        70,598       1,366       92,461       2,818      190,742
      2,976       232,128       2,724      212,471       5,638      439,763
      3,582       443,720       3,200      396,399       7,305      904,906
             ------------             ------------             ------------
             $  2,617,331             $  2,422,334             $  5,048,060
             $  2,262,531             $  2,087,551             $  4,927,763
                    0.54%                    0.69%                    0.81%
      1,315  $     51,285       1,250 $     48,750       2,650 $    103,349
        350         1,181         178          601         619        2,089
      3,269       181,225       3,072      170,303       6,249      346,428
      4,895       362,230       4,829      357,345       9,499      702,925
      1,402        52,750       1,339       50,380       2,826      106,327
      1,227        42,485       1,250       43,281       2,561       88,674
      2,776       168,816       2,525      153,551       5,105      310,447

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (Continued)
FDX Corp+                             212 $     20,246       1,127 $    107,629
Japan Air Lines Co ADR
 (Japan)+                           9,808       51,492      39,440      207,060
KLM Royal Dutch Airlines ADR
 (Netherlands)                        294        8,221       1,156       32,358
Northwest Airlines Corp
 Class A+                             300        7,500         616       15,400
Southwest Airlines Co                 349       10,514       2,258       68,022
UAL Corp+                             400       23,900         704       42,064
USAirways Group Inc+                  113        5,353         628       29,752
                                          ------------             ------------
              TOTAL AIRLINES
                     - VALUE              $    241,527             $    912,086
                     -  COST              $    293,739             $    981,399
APPAREL
Percent of Net Assets                            0.03%                    0.10%
Fruit of the Loom Inc Class
 A+                                    97 $      1,231         530 $      6,724
Hartmarx Corp+                         81          349         202          871
Land's End Inc+                         0          --            0          --
Liz Claiborne Inc                      81        2,729         555       18,697
Nike Inc Class B                      293       15,712       2,236      119,906
Nine West Group Inc+                  200        4,488         264        5,924
OshKosh B'Gosh Class A                 52          988          86        1,634
Phillips Van Heusen Corp                0          --            0          --
Reebok International Ltd+              37          597         409        6,595
Russell Corp                           65        1,268         283        5,519
Stride Rite Corp                       63          650         330        3,403
VF Corp                               120        5,775         956       46,008
Warnaco Group Inc Class A             300        6,750         892       20,070
                                          ------------             ------------
               TOTAL APPAREL
                     - VALUE              $     40,537             $    235,351
                     -  COST              $     41,442             $    232,952
AUTO PARTS & EQUIPMENT
Percent of Net Assets                            0.09%                    0.22%
Bandag Inc                              0 $        --           88 $      2,789
Bandag Inc Class A                    100        2,688          88        2,365
Breed Technologies Inc+                 0          --            0          --
Cooper Tire & Rubber Co                65        1,284         614       12,127
Dana Corp                             219        8,267       1,231       46,470
Deluxe Corp                            64        2,168         614       20,799
Eaton Corp                             76        5,273         559       38,781
Genuine Parts Co                      179        5,359       1,319       39,488
Goodyear Tire & Rubber Co             247       11,424       1,225       56,656
Illinois Tool Works Inc               309       21,244       1,658      113,988
ITT Industries Inc                    126        4,922         931       36,367
Lear Corp+                            300       10,594         616       21,753

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      2,663  $    254,317       2,474 $    236,266       5,118 $    488,768
     91,775       481,819      90,874      477,088     180,587      948,081
      2,272        63,602       1,997       55,926       4,179      117,000
      1,152        28,800       1,786       44,650       3,710       92,749
      5,431       163,609       4,887      147,220      11,325      341,165
      1,052        62,857       1,071       63,992       3,091      184,686
      1,478        70,020       1,275       60,403       2,952      139,850
             ------------             ------------             ------------
             $  1,984,996             $  1,909,756             $  3,972,538
             $  2,082,516             $  2,043,757             $  4,167,193
                    0.15%                    0.18%                    0.20%
      1,277  $     16,202       1,006 $     12,764       2,368 $     30,044
        341         1,471         316        1,363         546        2,355
        479        14,520           0          --            0          --
      1,179        39,718       1,109       37,359       2,198       74,044
      5,174       277,456       4,806      257,721       9,857      528,581
        263         5,901         357        8,010         883       19,812
        400         7,600         152        2,888         392        7,448
        359         2,176         259        1,570           0          --
      1,016        16,383         913       14,722       1,854       29,896
        647        12,617         616       12,012       1,146       22,347
        783         8,075         631        6,507       1,281       13,210
      2,209       106,308       2,016       97,020       4,121      198,322
      1,502        33,795       1,339       30,128       2,826       63,584
             ------------             ------------             ------------
             $    542,222             $    482,064             $    989,643
             $    519,806             $    458,591             $  1,073,745
                    0.33%                    0.40%                    0.47%
        175  $      5,545          89 $      2,820         265 $      8,397
        175         4,703         179        4,811         353        9,487
          0           --            0          --           89          362
      1,401        27,670       1,318       26,030       2,587       51,093
      2,960       111,740       2,783      105,058       5,572      210,342
      1,491        50,508       1,367       46,307       2,684       90,920
      1,349        93,587       1,179       81,793       2,394      166,083
      3,169        94,872       2,878       86,160       5,991      179,355
      2,958       136,808       2,747      127,049       5,436      251,414
      3,997       274,794       3,569      245,368       8,197      563,543
      2,161        84,414       2,024       79,063       3,952      154,374
      1,227        43,328       1,161       40,998       2,473       87,327

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Mascotech Inc                           0 $        --          264 $      3,993
Meritor Automotive Inc                270        4,286       1,094       17,367
Modine Manufacturing Co               309        8,652         220        6,160
Navistar International Corp+          124        5,332         556       23,908
PACCAR Inc                             93        3,894         652       27,303
Strattec Security Corp+                10          315          25          788
Superior Industries
 International Inc                    322        7,970         229        5,668
The Pep Boys--Manny Moe &
 Jack                                  49          894         469        8,559
TRW Inc                               121        5,717         915       43,234
                                          ------------             ------------
TOTAL AUTO PARTS & EQUIPMENT
                     - VALUE              $    110,283             $    528,563
                     -  COST              $    104,115             $    477,587
AUTOMOBILES
Percent of Net Assets                            0.76%                    1.58%
Daimler-ChryslerAG+                 4,689 $    440,471      18,698 $  1,756,442
Fiat SpA ADR (UK)                   3,998       59,470      14,430      214,646
Ford Motor Co                       1,481       87,841      10,027      594,725
General Motors Corp Class A           761       62,830       5,052      417,105
Harley-Davidson Inc                   836       48,331       1,860      107,531
Hertz Corp. Class A                   100        3,981         264       10,511
Honda Motor Co Ltd ADR
 (Japan)                              533       40,441       2,285      173,374
Nissan Motor Co Ltd ADR
 (Japan)+                           3,635       27,831      14,626      111,981
Toyota Motor Corp ADR
 (Japan)                            2,178      113,800       8,861      462,986
                                          ------------             ------------
           TOTAL AUTOMOBILES
                     - VALUE              $    884,996             $  3,849,301
                     -  COST              $    630,269             $  2,665,576
BANK & FINANCE
Percent of Net Assets                            2.27%                    5.25%
Advanta Corp Class B                  163 $      1,477         143 $      1,296
Allied Irish Banks PLC ADR
 (Ireland)                          1,746      180,274       6,202      640,356
American Express Corp                 441       47,849       2,964      321,594
Amsouth Bancorp                       600       28,200       1,354       63,638
Associated Banc Corp                  350       10,872         638       19,818
Associates First Capital
 Corp                                 782       31,769       5,256      213,525
Astoria Financial Corp                430       19,484         581       26,327
Avalonbay Communities Inc               0          --          792       24,998
Banco Bilbao Vizcaya ADR
 (Spain)                            4,210       62,098      15,108      222,843
Banco Central
 Hispanoamericano SA ADR
 (Spain)                            5,788       69,094      20,917      249,697
Banco Santander SA ADR
 (Spain)                            2,005       39,466       7,324      144,191
Bancwest Corp                         200        7,838         264       10,346
Bank of New York Inc                  788       27,531       5,789      202,253
Bank One Corp                       1,285       69,074       8,973      482,298

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
          0  $        --          357 $      5,400         707 $     10,693
      1,868        29,655       1,814       28,797       3,630       57,625
        408        11,424         299        8,372         442       12,376
      1,197        51,471       1,154       49,622       2,254       96,921
      1,433        60,007       1,318       55,191       2,603      109,000
         63         1,985          44        1,386           0          --
        398         9,851         296        7,326         450       11,138
      1,147        20,933         999       18,232       2,115       38,599
      2,215       104,659       2,025       95,681       4,133      195,283
             ------------             ------------             ------------
             $  1,217,954             $  1,115,464             $  2,304,332
             $  1,086,008             $    969,466             $  2,202,898
                    2.25%                    2.85%                    2.95%
     37,849  $  3,555,440      36,455 $  3,424,491      59,189 $  5,560,066
     28,800       428,400      28,177      419,132      56,051      833,758
     22,992     1,363,713      20,758    1,231,208      41,520    2,462,654
     11,767       971,513      10,899      899,848      22,415    1,850,637
      2,921       168,870       2,757      159,388       5,900      341,093
        526        20,941         536       21,340       1,060       42,201
      5,277       400,392       5,342      405,323      10,544      800,025
     34,054       260,728      33,799      258,774      67,357      515,704
     20,581     1,075,357      20,469    1,069,504      40,544    2,118,423
             ------------             ------------             ------------
             $  8,245,354             $  7,889,008             $ 14,524,561
             $  5,816,397             $  5,736,762             $ 11,031,546
                    7.66%                    9.51%                   11.31%
        238  $      2,157         194 $      1,758         336 $      3,045
     12,323     1,272,350      12,015    1,240,548      23,911    2,468,810
      7,247       786,300       6,608      716,967      15,056    1,633,575
      2,160       101,520       1,987       93,389       5,940      279,179
        986        30,628         937       29,106       3,180       98,778
     12,417       504,441      11,564      469,786      23,711      963,258
        881        39,920       1,344       60,900       2,747      124,472
      1,590        50,184       1,429       45,103          88        2,778
     30,095       443,901      29,503      435,168      58,781      867,019
     41,541       495,896      40,636      485,091      80,938      966,196
     14,690       289,209      14,363      282,771      28,646      563,967
        526        20,613         446       17,478       1,148       44,987
     13,500       471,656      12,471      435,705      25,651      896,181
     21,066     1,132,298      19,367    1,040,975      40,087    2,154,675

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (Continued)
BankAmerica Corp                   1,883 $    122,982      13,386 $    874,272
BankBoston Corp                      322       13,021       2,229       90,135
Bankers Trust Corp                    84        7,308         729       63,423
BB&T Corp                            310       11,741       2,189       82,908
Bear Stearns Co Inc                  189        8,092         950       40,672
Campstead Mortgage Corp+               0          --          352        1,738
Capital One Financial Corp             0          --          475       60,622
CCB Financial Corp                   200       10,388         352       18,282
Centura Banks Inc                    200       12,800         352       22,528
Charter One Financial Inc            742       21,379       1,598       46,042
Chase Manhattan                    1,078       85,835       5,573      443,749
Citigroup Inc                      2,505      147,168      17,540    1,030,474
City National Corp                   200        6,450         528       17,028
CNB Bancshares Inc                     0          --          352       14,146
Colonial BancGroup Inc                 0          --          188        2,327
Comdisco Inc                         548        6,576       1,362       16,344
Comerica Inc                         194       12,853       1,172       77,645
Commerce Bancshares Inc              352       14,332         679       27,659
Commercial Federal Corp                0          --          804       17,537
Compass Bancshares Inc               400       14,650         792       29,007
ContiFinancial Corp+                   0          --           88          308
Countrywide Credit
 Industries Inc                       94        3,560         895       33,898
Credit Acceptance Corp+              200        1,200         176        1,056
Crescent Operating Inc+                0          --           70          247
Crescent Real Estate Co              600       12,525       1,332       27,806
Cullen/Frost Bankers Inc               0          --          352       16,654
Dime Bancorp Inc                     700       17,325       1,420       35,145
Donaldson Lufkin & Jenrette
 Inc                                 200       11,400         352       20,064
Duke Realty Investments              300        6,544       1,156       25,215
Edwards A G & Sons Inc               482       15,695       1,270       41,354
Equifax Inc                          161        6,078         900       33,975
Federal Home Loan Mortgage
 Corp                                703       41,389       4,344      255,753
Federal National Mortgage
 Assoc                             1,121       78,470       7,954      556,779
Fifth Third Bancorp                  349       23,056       1,768      116,799
Finova Group Inc                     300       15,244         616       31,301
First American Corp                  600       24,338       1,304       52,894
First Security Corp                1,041       19,324       1,820       33,784
First Tennessee National
 Corp                                716       27,253       1,578       60,063
First Union Corp                   1,011       53,899       7,443      396,806
First Virginia Banks Inc             338       16,118         590       28,136
Firstar Corp                       1,208      101,169       2,376      198,990
Firstmerit Corp                      300        7,331         804       19,648
Firstplus Financial Group+           200          275         440          605
Fleet Financial Group Inc            602       25,848       4,312      185,147
Franklin Resources Inc               328       10,435       1,650       52,491

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
     31,314  $  2,045,196      28,827 $  1,882,762      59,532 $  3,888,183
      5,338       215,855       4,933      199,477      10,119      409,186
      1,769       153,903       1,612      140,243       3,275      284,924
      5,164       195,586       4,787      181,307       9,789      370,757
      2,172        92,989       2,051       87,809       3,993      170,949
        701         3,461         625        3,086       1,325        6,542
        140        17,868         905      115,501         370       47,221
        701        36,408         714       37,083       1,678       87,150
        438        28,032         625       40,000       1,325       84,799
      2,545        73,322       2,338       67,364       6,919      199,353
     13,385     1,065,781      12,130      965,850      27,482    2,188,253
     41,178     2,419,208      37,434    2,199,247      78,338    4,602,357
        964        31,089         982       31,670       2,031       65,499
          0           --            0          --            0          --
        100         1,238           0          --           88        1,089
      3,100        37,200       2,953       35,436       6,029       72,347
      2,817       186,626       2,610      172,912       5,334      353,377
      1,070        43,607       1,054       42,959       3,265      133,060
        100         2,181           0          --           88        1,920
      1,371        50,213       1,741       63,764       3,577      131,007
        175           613         178          623         530        1,855
      2,067        78,288       1,861       70,485       3,684      139,531
          0           --          178        1,068         442        2,652
          0           --            0          --          177          625
      2,028        42,335       2,768       57,782       5,741      119,842
          0           --            0          --            0          --
      2,291        56,702       3,036       75,141       6,183      153,028
        614        34,998         625       35,625       1,325       75,524
      2,028        44,236       1,875       40,898       3,886       84,762
      2,313        75,317       2,201       71,670       4,449      144,870
      2,399        90,562       2,106       79,502       4,966      187,466
     10,817       636,851       9,733      573,029      22,576    1,329,161
     18,681     1,307,670      17,273    1,209,109      35,481    2,483,669
      4,242       280,237       3,834      253,283       8,710      575,403
        964        48,983       1,339       68,038       2,826      143,595
      2,133        86,520       1,981       80,354       5,790      234,856
      2,898        53,799       2,704       50,193       9,352      173,591
      2,502        95,232       2,411       91,769       6,942      264,229
     17,453       930,463      16,213      864,352      33,232    1,771,680
        952        45,398       1,376       65,618       2,841      135,479
      3,899       326,541       3,727      312,135       8,518      713,382
      1,853        45,283       1,696       41,446       3,533       86,337
        788         1,084         714          982       1,590        2,186
     10,271       441,011       9,500      407,905      19,398      832,901
      3,163       100,623       3,609      114,811       6,620      210,598

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (Continued)
GATX Corp                             346 $     11,959         651 $     22,500
Golden State Bancorp+                 200        3,563         528        9,405
Golden West Financial                  54        5,073         470       44,151
Greenpoint Financial Corp             500       15,344         980       30,074
GTECH Holdings Corp+                  200        4,525         440        9,955
Hibernia Corp Class A                 900       14,569       1,772       28,684
Highwood Properties Inc               300        7,181         892       21,352
Household International Inc           549       22,303       3,761      152,791
Huntington Bancshares Inc             199        6,318       1,649       52,356
INMC Mortgage Holdings Inc
 REIT                                 200        2,125         892        9,478
John Nuveen & Co Inc Class A            0          --           88        3,476
Keycorp                               454       14,642       3,353      108,134
Keystone Financial Inc                300       10,838         704       25,432
Legg Mason Inc                        400       11,325         704       19,932
Lehman Brothers Holdings              180        9,540         950       50,350
M & T Bank Corp                         0          --           88       41,866
MBNA Corp                             606       14,696       5,040      122,220
Medaphis Corp+                        800        2,600         792        2,574
Mellon Bank Corp                      247       16,703       2,013      136,129
Mercantile Bancorp                    134        6,114       1,095       49,959
Mercantile Bankshares                 454       16,543         823       29,988
Merrill Lynch & Co Inc                340       26,095       2,684      205,997
Metris Companies Inc                  160        6,880         112        4,816
MGIC Investment Corp                   95        3,236         934       31,814
Morgan (J P) & Co Inc                 216       24,071       1,359      151,444
Morgan Stanley Dean Witter            654       59,187       4,466      404,172
National Australia Bank Ltd
 ADR (Australia)                    1,103       91,410       4,031      334,069
National City Corp                    376       26,273       2,211      154,494
National Commerce Bancorp             400        8,300       1,244       25,813
Northern Trust Corp                   124       11,083         870       77,756
Northfork Bancorp                     800       17,600       1,596       35,112
Oakwood Homes Corp                    200        3,225         616        9,933
Ocwen Financial Corp+                   0          --          364        2,912
Old Kent Financial Corp               522       22,903       1,319       57,871
Old National Bancorp                  362       16,788         213        9,878
Pacific Century Financial
 Corp                                 648       14,216         998       21,894
Paine Webber Group Inc                600       22,425       1,332       49,784
Peoples Bank Bridgeport               100        2,794         352        9,856
Peoples Heritage Financial
 Group Inc                              0          --        1,244       21,148
PNC Bank Corp                         329       17,129       2,345      122,087
Price (T Rowe) & Associates           500       15,406       1,244       38,331
Provident Financial Group             100        3,881         264       10,296
Regions Financial Corp                170        6,460       1,587       60,306

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,231  $     42,546       1,191 $     41,164       2,579 $     89,136
      1,052        18,739       1,071       19,077       2,208       39,330
      1,077       101,171         987       92,716       1,961      184,210
      1,502        46,093       1,429       43,852       4,593      140,947
        877        19,842         804       18,191       1,766       39,956
      2,905        47,025       3,928       63,585       7,949      128,673
      1,590        38,061       1,518       36,337       3,091       73,990
      8,863       360,059       8,192      332,799      16,921      687,415
      3,773       119,793       3,440      109,220       7,043      223,614
      1,678        17,829       1,518       16,129       3,091       32,842
          0           --            0          --            0          --
      7,934       255,871       7,317      235,972      15,109      487,264
      1,315        47,504       1,250       45,156       2,650       95,730
      1,227        34,739       1,250       35,391       2,561       72,507
      2,155       114,215       1,985      105,205       4,025      213,324
         88        41,866          89       42,342         265      126,073
     12,243       296,881      10,922      264,858      25,297      613,439
        964         3,133       1,071        3,481       1,767        5,743
      4,726       319,596       4,352      294,303       8,891      601,253
      2,703       123,324       2,576      117,530       5,280      240,899
      1,870        68,138       1,752       63,839       3,639      132,595
      6,278       481,836       5,809      445,840      11,942      916,548
        227         9,605         145        6,235         139        5,881
      2,051        69,862       1,893       64,480       3,809      129,743
      3,162       352,365       3,005      334,869       6,082      677,762
     10,591       958,486       9,808      887,623      19,972    1,807,465
      8,102       671,453       7,797      646,175      15,645    1,296,578
      5,264       367,822       4,776      333,722      10,759      751,784
      2,291        47,538       2,143       44,467       4,416       91,631
      2,016       180,180       1,861      166,326       3,750      335,155
      2,554        56,188       3,393       74,646       7,022      154,483
      1,139        18,366       1,071       17,270       2,208       35,604
        626         5,008         536        4,288         972        7,776
      2,035        89,286       1,946       85,381       5,314      233,151
        426        19,756         325       15,072         751       34,828
      1,602        35,144       1,387       30,427       4,125       90,491
      2,072        77,441       1,875       70,078       5,520      206,309
        701        19,628         625       17,500       1,325       37,100
        100         1,700           0          --           88        1,496
      5,467       284,626       5,006      260,624      10,340      538,325
      1,941        59,807       2,411       74,289       5,034      155,109
        526        20,514         446       17,394         972       37,908
      3,810       144,780       3,715      141,169       7,373      280,173

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Republic New York Corp                 94 $      4,259         832 $     37,700
Ryder System Inc                      129        3,483         562       15,174
Sabre Group Holding Inc+                0          --          176        6,908
Schwab (Charles) Corp                 247       18,417       2,745      204,674
SLM Holding Corp                      135        5,788       1,025       43,947
Sovereign Bancorp Inc                 800        9,800       1,948       23,863
Spieker Properties Inc                300       10,725         704       25,168
State Street Boston Corp              205       15,721       1,047       80,292
Summit Bancorp                        184        7,107       1,330       51,371
SunTrust Banks Inc                    748       50,817       2,868      194,845
Synovus Financial Corp                197        4,691       1,800       42,863
TCF Financial Corp                    500       12,031       1,156       27,816
The Fund American Companies             0          --            0          --
Trustmark Corp                        300        6,356         716       15,170
U.S. Bancorp                          681       22,005       4,698      151,804
Union Planters Corp                   173        7,817       1,032       46,634
UnionBanCal Corp                      300        9,431         264        8,300
United Asset Management Corp          400        9,075         980       22,234
Valley National Bancorp               300        7,688         704       18,040
Wachovia Corp                         282       23,988       1,604      136,440
Waddell & Reed Financial
 Class A                                9          170          68        1,284
Waddell & Reed Financial
 Class B                               39          724         273        5,068
Washington Federal Inc                343        7,722         926       20,837
Washington Mutual Inc                 604       24,160       4,553      182,120
Wells Fargo & Co                    2,337       85,884      12,988      477,308
Wesco Financial Corp                    0          --            0          --
Westamerica Bancorp                   200        6,700         616       20,636
Westpac Banking Corp ADR
 (Australia)                        1,636       54,602       5,958      198,848
Wilmington Trust Corp                 192       10,884         449       25,453
Zions Bancorp                         400       25,600         880       56,320
                                          ------------             ------------
        TOTAL BANK & FINANCE
                     - VALUE              $  2,650,045             $ 12,776,342
                     -  COST              $  1,952,112             $  8,564,180
BASIC INDUSTRIES
Percent of Net Assets                            0.26%                    0.57%
Alcoa Inc                             488 $     19,764       2,890 $    117,045
ASARCO Inc                             25          353         307        4,336
Avery-Dennison Corp                    70        3,758         816       43,809
Baker Hughes Inc                      299        5,382       2,430       43,740
Bemis Co                               42        1,431         428       14,579
Boise Cascade Corp                     59        1,833         473       14,693
Boise Cascade Office
 Products+                              0          --           88        1,056
Bowater Inc                           295       12,427         713       30,035

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,950  $     88,359       1,794 $     81,291       3,613 $    163,713
      1,342        36,234       1,293       34,911       2,535       68,444
        351        13,777         268       10,519         442       17,349
      6,480       483,165       5,727      427,019      13,368      996,751
      2,670       114,476       2,320       99,470       5,530      237,098
      3,519        43,108       3,393       41,564       6,978       85,480
      1,315        47,011       1,339       47,869       2,738       97,883
      2,567       196,857       2,330      178,681       5,301      406,519
      3,147       121,553       2,946      113,789       5,952      229,895
      5,719       388,535       5,447      370,055      11,362      771,905
      4,456       106,109       3,762       89,583       9,053      215,574
      2,116        50,916       2,411       58,015       4,858      116,895
          0           --            0          --          100       13,150
      1,765        37,396       1,696       35,934       3,445       72,990
     11,649       376,408      10,470      338,311      24,228      782,866
      2,298       103,841       2,171       98,109       7,397      334,251
        789        24,804         804       25,276       1,590       49,986
      1,765        40,043       1,696       38,478       3,445       78,157
      1,402        35,926       1,339       34,312       2,738       70,160
      3,675       312,605       3,518      299,249       7,093      603,347
        138         2,605         122        2,303         258        4,870
        608        11,286         572       10,618       1,112       20,642
      1,573        35,390       1,469       33,041       3,048       68,581
     10,758       430,320       9,862      394,479      20,344      813,759
     29,375     1,079,531      26,958      990,706      56,111    2,062,078
          0           --            0          --           88       30,487
      1,052        35,242       1,071       35,879       2,208       73,967
     11,939       398,464      11,613      387,583      23,232      775,367
        919        52,096         896       50,792       1,833      103,907
      1,502        96,128       1,339       85,696       3,621      231,743
             ------------             ------------             ------------
             $ 28,013,583             $ 26,319,587             $ 55,684,169
             $ 17,839,628             $ 16,711,537             $ 41,226,588
                    0.86%                    1.06%                    1.26%
      6,702  $    271,431       6,516 $    263,897      13,384 $    542,051
        800        11,300         636        8,984       1,410       19,916
      1,832        98,356       1,674       89,873       4,008      215,179
      5,788       104,184       5,346       96,228      15,401      277,217
        960        32,700         882       30,043       1,789       60,937
      1,022        31,746         986       30,628       1,883       58,490
        701         8,412         179        2,148         353        4,236
      1,360        57,290       1,346       56,700       2,804      118,118

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Broken Hill Propriety Co Ltd
 ADR (Australia)                      720 $     10,845       2,578 $     38,831
Champion International Corp           122        4,514         761       28,157
Chesapeake Corp                       256        8,064         176        5,544
Consolidated Papers Inc               372        8,277         857       19,068
Crown Vantage Inc+                     21           37          42           74
Cyprus Amax Minerals                   70          788         755        8,494
Deltic Timber Corp                    140        3,343         145        3,462
Dover Corp                            185        6,290       1,553       52,802
Fort James Corp                       151        4,511       1,451       43,349
Georgia-Pacific Corp                  127        9,303         748       54,791
Glatfelter (P H) Co                   486        5,194         246        2,629
Harnischfeger Industries Inc           50          384         385        2,960
Homestake Mining Co                   152        1,397       1,652       15,178
Ikon Office Solutions Inc             124        1,752         923       13,037
Inco Ltd                              166        2,096       1,159       14,632
Longview Fibre Co                     554        6,267         475        5,373
Louisiana-Pacific Corp                 63        1,158         892       16,391
LTB Corp                              900        4,950       1,408        7,744
Mail-Well Inc+                          0          --          100        1,413
Mark IV Industries Inc                247        3,720         556        8,375
Mead Corp                             102        3,105         835       25,415
Minnesota Mining &
 Manufacturing Co                     505       37,402       2,655      196,636
Mitsubishi Corp ADR (Japan)+        3,294       35,536      18,425      198,769
NACCO Industries Inc Class A           18        1,584          48        4,224
Newmont Mining Corp                   187        3,217       1,421       24,512
Potlatch Corp                           2           69         230        7,978
Rayonier Inc                          156        6,386         396       16,211
Sealed Air Corp+                      177        8,983         605       30,704
Smith International Inc+              214        5,203         616       14,977
St Joe Paper Corp                     300        6,469         352        7,590
U.S. Industries Inc                   527        8,564       1,446       23,498
Union Camp Corp                        65        4,347         519       34,708
Unisource Worldwide Inc                94          658         585        4,095
Varco International Inc+              584        4,526         440        3,410
Varian Associates Inc                 177        5,664         431       13,792
Watts Industries Inc Class A          308        4,293           0          --
Wausau-Mosinee Paper Corp             392        6,223         278        4,413
Westvaco Corp                          56        1,253         852       19,064
Weyerhauser Co                        269       14,997       1,609       89,702
Whitman Corp                          464        8,816       1,224       23,256
Willamette Industries Inc             109        3,972         870       31,701
                                          ------------             ------------
      TOTAL BASIC INDUSTRIES
                     - VALUE              $    299,105             $  1,386,252
                     -  COST              $    347,849             $  1,604,193

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      5,201  $     78,340       5,012 $     75,493      10,187 $    153,441
      1,702        62,974       1,628       60,236       3,214      118,917
        316         9,954         237        7,466         574       18,081
      1,538        34,220       1,411       31,395       2,862       63,679
         91           159          72          126         117          205
      1,676        18,855       1,580       17,775       3,129       35,201
        269         6,422         178        4,250         295        7,043
      3,672       124,848       3,148      107,032       7,544      256,495
      3,594       107,371       3,149       94,076       7,203      215,189
      1,654       121,156       1,531      112,146       3,092      226,488
        674         7,203         437        4,670         680        7,268
        833         6,404         804        6,181       1,480       11,378
      3,856        35,427       3,526       32,395       7,031       64,596
      2,571        36,315       2,255       31,852       4,411       62,304
      2,905        36,676       2,785       35,161       5,363       67,707
        780         8,824         513        5,803       1,175       13,292
      1,931        35,482       1,864       34,251       3,631       66,719
      2,630        14,465       2,411       13,261       5,653       31,092
        100         1,413           0          --           88        1,243
      1,026        15,454         948       14,279       2,098       31,601
      1,876        57,101       1,730       52,657       3,422      104,156
      6,337       469,334       5,799      429,487      13,036      965,478
     42,918       462,999      42,450      457,950      84,290      909,320
        147        12,936         149       13,112         279       24,552
      3,013        51,966       2,833       48,869       6,306      108,778
        530        18,384         522       18,107         895       31,045
        756        30,949         737       30,171       1,518       62,142
      1,432        72,674       1,249       63,387       2,918      148,088
      1,137        27,643       1,095       26,622       2,296       55,821
        701        15,115         714       15,396       1,502       32,387
      2,539        41,259       2,436       39,585       4,979       80,908
      1,249        83,527       1,146       76,639       2,276      152,207
      1,029         7,203         975        6,825       2,362       16,534
        919         7,122         846        6,557       1,678       13,005
        820        26,240         795       25,440       1,559       49,888
        407         5,673         298        4,153           0          --
        501         7,953         363        5,763         328        5,207
      1,968        44,034       1,747       39,089       3,384       75,716
      3,779       210,679       3,366      187,654       6,657      371,127
      2,687        51,053       2,584       49,096       5,357      101,782
      2,022        73,677       1,843       67,154       3,696      134,672
             ------------             ------------             ------------

             $  3,154,902             $  2,930,062             $  6,190,896
             $  3,582,192             $  3,381,989             $  7,374,966

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (Continued)
BEVERAGES
Percent of Net Assets                            0.76%                    1.65%
Anheuser-Busch Inc                    522 $     40,031       3,100 $    237,731
Cadbury Schweppes PLC ADR
 (UK)                               1,417       88,384       5,062      315,742
Coca-Cola Co                        2,417      154,536      16,234    1,037,960
Coca-Cola Enterprises Co            1,036       32,116       2,655       82,305
Coors (Adolph) Co Class B              59        3,514         318       18,941
Diageo PLC ADR (UK)                 3,787      171,361      13,795      624,223
Hanson PLC ADR (UK)                 2,399       97,458       8,556      347,588
Kirin Brewery Co ADR (Japan)        1,597      184,253       6,282      724,785
Louis Vuitton Moet Hennessey
 ADR (France)                         947       40,248       3,521      149,643
Pepsico Inc                         1,487       55,948       9,712      365,414
Seagrams Co Ltd                       344       15,953       2,690      124,749
                                          ------------             ------------
             TOTAL BEVERAGES
                     - VALUE              $    883,802             $  4,029,081
                     -  COST              $    686,279             $  3,016,007
BIOTECHNOLOGY
Percent of Net Assets                            0.06%                    0.09%
Agouron Pharmaceuticals Inc+            0 $        --          264 $     15,065
Beckman Coulter Inc                   194        9,373         396       19,132
Biogen Inc+                           418       40,180         757       72,767
Chiron Corp+                          396        8,341       1,237       26,054
Genzyme Corp--General
 Division+                            326       14,670         898       40,410
Genzyme Corp--Tissue Repair+           44          116          10           26
Genzyme Corp Molecular
 Oncology+                             35          131          96          366
Medimmune Inc+                          0          --          528       29,040
Quest Diagnostics Inc+                 46          983         211        4,510
                                          ------------             ------------
         TOTAL BIOTECHNOLOGY
                     - VALUE              $     73,794             $    207,370
                     -  COST              $     36,433             $    135,571
BROADCASTING
Percent of Net Assets                            0.23%                    0.54%
American Tower Corp+                    0 $        --        1,156 $     30,995
British Sky Broadcasting ADR
 (UK)                                 747       41,318       2,685      148,514
Cablevision Systems Corp+               0          --          880       57,200
Chancellor Media Corp Class
 A+                                   600       26,250       1,420       62,125
Clear Channel Communications
 Inc+                                 228       13,680       1,934      116,040
Fox Entertainment Group Inc+            0          --          100        2,600
Hearst-Argyle Television+             300        7,913         704       18,568
Heftel Broadcasting Corp+             100        4,100         352       14,520
Infinity Broadasting Corp+              0          --          100        2,375
Jacor Communications Inc+             100        6,975         176       12,276

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------

                    2.47%                    3.09%                    3.69%
      7,688  $    589,573       6,941 $    532,287      15,972 $  1,224,852
     10,011       624,436       9,878      616,139      19,634    1,224,670
     39,432     2,521,184      35,482    2,268,629      81,805    5,230,406
      6,219       192,789       5,699      176,668      13,050      404,549
        633        37,703         651       38,775       1,199       71,414
     27,602     1,248,990      26,926    1,218,401      53,728    2,431,191
     17,127       695,784      16,792      682,169      33,366    1,355,493
     14,466     1,669,015      14,380    1,659,092      28,452    3,282,649
      7,032       298,860       7,033      298,902      13,627      579,147
     23,509       884,526      21,085      793,322      48,714    1,832,863
      6,201       287,571       5,770      267,583      11,899      551,815
             ------------             ------------             ------------
             $  9,050,431             $  8,551,967             $ 18,189,049
             $  6,722,275             $  6,390,310             $ 14,514,139

                    0.08%                    0.09%                    0.13%
        438  $     24,993         446 $     25,450         972 $     55,464
        745        35,993         719       34,737       1,484       71,695
      1,211       116,407       1,180      113,427       3,436      330,285
      2,225        46,864       2,143       45,137       4,374       92,126
        831        37,395         664       29,880       1,501       67,544
         62           163          46          121          48          126
         79           301          71          271         152          580
          0           --            0          --            0          --
        451         9,640         347        7,417         729       15,582
             ------------             ------------             ------------
             $    271,756             $    256,440             $    633,402
             $    187,219             $    165,498             $    398,628

                    0.79%                    0.97%                    1.10%
      2,028  $     54,376       1,875 $     50,273          88 $      2,360
      5,277       291,884       5,158      285,301      10,213      564,906
      1,590       103,350       1,786      116,090          88        5,720
      2,204        96,425       2,054       89,863       6,006      262,762
      4,476       268,560       4,168      250,079       8,528      511,679
        100         2,600           0          --          177        4,602
      1,227        32,362       1,250       32,969       2,473       65,224
        614        25,328         625       25,781       1,237       51,026
        100         2,375           0          --            0          --
        263        18,344         268       18,693         618       43,106

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Kingworld Productions+                94 $      2,485         555 $     14,673
MediaOne Group Inc+                  680       37,060       4,685      255,333
TCA Cable TV Inc                     532       23,475         616       27,181
TCI Satellite Entertainment
 Class A+                            107           87         477          388
Tele-Communications Inc
 Class A+                            536       33,668       3,531      221,791
Tribune Co                           121        8,024         922       61,140
Univision Communications
 Inc+                                100        4,075         264       10,758
USA Networks Inc+                    622       24,725         729       28,978
Viacom Inc Class B+                  387       34,201       2,705      239,054
                                         ------------             ------------
         TOTAL BROADCASTING
                    - VALUE              $    268,036             $  1,324,509
                    -  COST              $    153,343             $    761,042
BUILDING MATERIALS &
 SERVICES
Percent of Net Assets                           0.17%                    0.23%
AMBAC Inc                            400 $     22,400         616 $     34,496
American Standard Co Inc+            200        6,713         716       24,031
Cooper Industries Inc                123        5,381         934       40,863
Corning Inc                          185        9,898       1,438       76,933
Cytec Industries Inc+                200        5,363         440       11,798
Dal Tile International Inc+            0          --            0          --
Danaher Corp                         500       24,125         677       32,665
Diebold Inc                          366       10,683       1,011       29,509
Fastenal Co                          200        7,600         352       13,376
Georgia-Pacific (Timber
 Group)                              437        8,904       1,326       27,017
Kennametal Inc                       300        6,244         264        5,495
Lafarge Corp                         300        9,563         440       14,025
Lawson Products Inc                    0          --            0          --
Martin Marietta Inc                  100        5,131          88        4,516
Owens Corning Fiberglass
 Corp                                 18          573         391       12,439
Owens Illinois Inc+                  136        3,256       1,148       27,480
PPG Industries Inc                   185        9,632       1,339       69,712
Snap-On Inc                           38        1,074         447       12,628
Southdown Inc                        275       12,977         440       20,763
Stanley Works                         92        2,237         631       15,341
USG Corp                             200       10,025         440       22,055
Valspar Corp                         200        6,500         528       17,160
Vulcan Materials Co                  200       26,950         352       47,432
                                         ------------             ------------
 TOTAL BUILDING MATERIALS &
                   SERVICES
                    - VALUE              $    195,229             $    559,734
                    -  COST              $    135,815             $    521,785

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,373  $     36,299       1,258 $     33,258       2,404 $     63,555
     10,984       598,628      10,182      554,918      20,835    1,135,507
        650        28,681         493       21,754          88        3,883
      1,008           819         788          640       1,649        1,340
      8,554       537,298       7,719      484,849      17,702    1,111,906
      2,254       149,468       2,080      137,929       4,124      273,472
        438        17,849         446       18,175         883       35,982
      1,139        45,275       1,111       44,162       5,045      200,538
      6,427       567,986       5,944      525,300      12,300    1,087,012
             ------------             ------------             ------------
             $  2,877,907             $  2,690,034             $  5,424,580
             $  1,584,785             $  1,463,061             $  2,986,028

                    0.31%                    0.39%                    0.52%
      1,052  $     58,912       1,071 $     59,976       3,180 $    178,079
      1,327        44,537       1,161       38,966       2,473       82,999
      2,093        91,569       1,930       84,437       4,047      177,055
      3,658       195,703       3,313      177,245       7,756      414,945
        877        23,515         804       21,557       1,766       47,351
          0           --            0          --          177        1,626
      1,263        60,940       1,265       61,036       4,381      211,382
      1,335        38,965       1,778       51,895       3,582      104,549
        701        26,638         714       27,132       1,413       53,693
      2,457        50,061       1,639       33,395       4,678       95,313
        360         7,493         268        5,578         530       11,031
        789        25,149         714       22,759       1,590       50,681
        173         3,644           0          --            0          --
        175         8,980         179        9,185         442       22,680
        912        29,013         751       23,891       2,005       63,783
      2,741        65,613       2,531       60,586       5,180      123,995
      3,138       163,372       2,971      154,677       6,061      315,550
      1,041        29,408         982       27,742       1,973       55,736
        660        31,144         962       45,394       2,031       95,837
      1,444        35,107       1,292       31,412       3,065       74,517
        877        43,960         804       40,301       1,766       88,520
        964        31,330         982       31,915       2,031       66,007
        526        70,879         536       72,226       1,590      214,252
             ------------             ------------             ------------
             $  1,135,932             $  1,081,305             $  2,549,581
             $  1,067,342             $  1,027,932             $  2,514,270

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (Continued)
BUSINESS SERVICES
Percent of Net Assets                            0.16%                    0.28%
APAC Teleservices Inc+                100 $        306         176 $        539
Apollo Group Inc+                     200        6,013         572       17,196
Cendant Corp+                         952       15,768       6,572      108,849
Concord EFS Inc+                      350       11,178       1,244       39,730
Convergys Corp+                         0          --          100        1,731
Delta & Pine Land Co                    0          --          440       14,245
Dun & Bradstreet Corp                  75        2,569       1,060       36,305
Ecolab Inc                             84        3,350         746       29,747
Fulton Financial Corp                   0          --          716       15,842
IT Group Inc+                           0          --            0          --
Kelly Services Inc Class A            106        2,703         194        4,947
Manpower Inc                          300        7,181       1,156       27,672
Modis Professional Services+          500        6,844       1,420       19,436
Neilsen Media Research+                60        1,178         391        7,673
Nielson (A C) Corp+                    73        1,898         399       10,374
Ogden Corp                            301        7,356         638       15,591
Olsten Corp                           291        1,801         462        2,859
Paychex Inc                           632       26,781       1,015       43,011
Paymentech Inc+                         0          --           88        1,683
Quintiles Transnational
 Corp+                                300       12,938         704       30,360
Reuters Group PLC ADR (UK)            684       56,772       2,513      208,579
Robert Half International
 Inc+                                 300       10,800       1,024       36,864
Rollins Inc                           388        6,232         185        2,972
Security Dynamics Technology
 Inc+                                 200        3,700         528        9,768
Teletech Holdings Inc+                  0          --           88          616
                                          ------------             ------------
     TOTAL BUSINESS SERVICES
                     - VALUE              $    185,368             $    686,589
                     -  COST              $    177,775             $    675,055
CHEMICALS
Percent of Net Assets                            0.48%                    0.93%
Air Products & Chemicals Inc          180 $      5,783       1,751 $     56,251
Airgas Inc+                           400        3,600         704        6,336
Albemarle Corp                        313        7,395         229        5,410
Arch Chemicals Inc+                   135        2,565         334        6,346
Autoliv Inc                           544       20,672       1,243       47,234
Cabot Corp                            310        7,808         927       23,349
ChemFirst Inc                          35          665          74        1,406
Clorox Co                             233       27,567         805       95,242
Crompton & Knowles Corp               350        6,475       1,103       20,406
Dow Chemical Co                       301       29,611       1,744      171,566
Du Pont (E I) De Nemours            1,400       71,838       7,508      385,254
Eastman Chemical Co                   114        5,379         611       28,832

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                    0.38%                    0.47%                    0.56%
        351  $      1,075         357 $      1,093         530 $      1,623
        964        28,980       1,027       30,874       2,031       61,056
     15,512       256,918      14,382      238,201      29,398      486,903
      2,248        71,796       2,098       67,005       4,416      141,035
        100         1,731           0          --            0          --
          0           --            0          --           88        2,849
      2,656        90,968       2,363       80,933       5,641      193,203
      2,088        83,259       1,883       75,085       4,538      180,952
        100         2,213           0          --           88        1,947
        120         1,575           0          --            0          --
        341         8,696         374        9,537         782       19,941
      2,116        50,652       1,964       47,013       4,063       97,257
      2,554        34,958       2,500       34,219       4,946       67,697
        897        17,610         793       15,569       1,872       36,738
        805        20,930         631       16,406       1,440       37,440
      1,213        29,643       1,166       28,494       2,424       59,236
        979         6,058         882        5,457       1,957       12,109
      2,626       111,277       2,280       96,615       5,498      232,977
          0           --          179        3,423         353        6,751
      1,315        56,709       1,339       57,744       2,738      118,075
      5,104       423,632       4,956      411,347       9,781      811,822
      1,853        66,708       1,741       62,676       3,621      130,355
        565         9,075         357        5,734         596        9,573
        964        17,834         893       16,521       1,855       34,318
          0           --            0          --          265        1,855
             ------------             ------------             ------------
             $  1,392,297             $  1,303,946             $  2,745,712
             $  1,313,634             $  1,364,068             $  2,915,296

                    1.37%                    1.68%                    1.99%
      4,150  $    133,319       3,782 $    121,497       7,831 $    251,570
      1,402        12,618       1,250       11,250       2,826       25,434
        536        12,663         386        9,119         871       20,577
        604        11,476         606       11,514       1,219       23,161
      2,001        76,038       1,815       68,970       5,397      205,085
      1,916        48,259       1,814       45,690       3,701       93,218
        275         5,225         200        3,800         307        5,833
      1,942       229,763       1,736      205,390       3,866      457,395
      1,928        35,668       1,848       34,188       3,736       69,115
      4,081       401,468       3,703      364,282       7,682      755,716
     17,871       917,006      16,153      828,850      36,475    1,871,622
      1,485        70,073       1,365       64,411       2,670      125,990

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Ethyl Corp                          1,031 $      5,026         889 $      4,334
Ferro Corp                            457        9,768         330        7,054
FMC Corp+                               2          102         223       11,415
Fuller (H B) Co                         0          --            0          --
Geon Co                                 0          --            0          --
Georgia Gulf Corp                     237        3,585         317        4,795
Goodrich (B F) Co                      82        2,798         591       20,168
Grace (W R) Co+                        42          564         601        8,076
Great Lakes Chemical Corp              67        2,609         418       16,276
Hanna (M A) Co                        280        3,080         572        6,292
Hercules Inc                           82        2,270         738       20,433
IMC Global Inc                        536       10,687       1,443       28,770
Imperial Chemical Industries
 PLC ADR (UK)                       1,149       40,359       4,141      145,453
International Flavor &
 Fragrances                           156        6,425         703       28,955
Johns Manville Corp                   100        1,756         440        7,728
Lawter International Inc                0          --            0          --
Lubrizol Corp                         329        6,272         857       16,337
Lyondell Petrochemical                 76        1,017         698        9,336
Millennium Chemicals Inc              410        7,406       1,099       19,851
Mississippi Chemical Corp              11          113          24          246
Monsanto Co                           720       32,805       4,041      184,118
Montedison Spa ADR (Italy)          4,884       48,230      17,507      172,882
Morton International Inc              128        4,624       1,017       36,739
Nalco Chemical Co                      64        1,800         509       14,316
Octel Corp+                            19          255         118        1,586
OEA Inc                                 0          --            0          --
Olin Corp                             270        3,426         669        8,488
Praxair Inc                           198        6,918       1,171       40,912
Premark International Inc             461       14,723         533       17,023
Rhone Poulenc Rorer Class A         2,214      101,843       8,155      375,130
Rohm & Haas Co                        143        4,469       1,375       42,969
RPM Inc                               372        5,138       1,383       19,103
Rubbermaid Inc                        142        4,695       1,119       36,997
Schulman (A) Inc                      403        6,650         369        6,089
Sigma-Aldrich Corp                    118        3,112         758       19,992
Solutia Inc                           643       11,453       1,372       24,439
Terra Industries Inc                  500        2,469         352        1,738
Union Carbide Corp                    125        5,500       1,016       44,704
USEC Inc                              500        7,094       1,508       21,395
Valhi Inc                               0          --          100        1,150
Wellman Inc                           363        3,380         246        2,291
                                          ------------             ------------
             TOTAL CHEMICALS
                     - VALUE              $    561,779             $  2,275,212
                     -  COST              $    559,589             $  2,154,948

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,778  $      8,668       1,168 $      5,694       2,235 $     10,896
        573        12,248         443        9,469       1,079       23,064
        618        31,634         576       29,484       1,133       57,994
        197         8,348           0          --            0          --
          0           --            0          --          265        6,045
        653         9,877         415        6,277         565        8,546
      1,393        47,536       1,201       40,984       2,433       83,025
      1,316        17,684       1,126       15,131       2,478       33,298
      1,080        42,053       1,040       40,495       1,977       76,978
      1,111        12,221       1,161       12,771       2,351       25,861
      1,691        46,820       1,551       42,943       3,133       86,744
      2,594        51,718       2,494       49,724       5,132      102,318
      8,233       289,184       8,073      283,563      16,147      567,162
      1,764        72,655       1,498       61,699       3,504      144,320
        789        13,857         804       14,120       1,678       29,470
        593         4,225           0          --            0          --
      1,517        28,918       1,466       27,946       3,003       57,244
      1,167        15,609         975       13,041       2,160       28,890
      2,039        36,829       1,916       34,608       3,927       70,930
         92           943          66          676         103        1,056
      9,729       443,278       8,714      397,031      19,770      900,770
     34,799       343,640      34,122      336,954      67,810      669,623
      2,426        87,639       2,219       80,161       4,244      153,314
      1,168        32,850       1,147       32,259       2,169       61,002
        263         3,534         233        3,131         422        5,671
        270         3,004         199        2,214           0          --
      1,208        15,327       1,212       15,377       2,438       30,932
      2,840        99,223       2,672       93,353       5,470      191,107
      1,431        45,703       1,425       45,511       2,959       94,502
     16,306       750,076      15,942      733,331      31,745    1,460,269
      3,165        98,906       2,974       92,937       6,046      188,937
      2,552        35,250       2,417       33,385       5,021       69,352
      2,656        87,814       2,500       82,656       5,086      168,155
        601         9,917         550        9,075       1,047       17,276
      1,814        47,844       1,709       45,075       3,279       86,483
      2,201        39,205       2,875       51,211       6,040      107,587
        614         3,032         446        2,202         972        4,799
      2,409       105,996       2,259       99,396       4,594      202,135
      2,642        37,483       2,589       36,731       5,299       75,179
          0           --            0          --          265        3,048
        434         4,042         326        3,036         746        6,947
             ------------             ------------             ------------

             $  4,998,366             $  4,652,612             $  9,815,645
             $  4,648,036             $  4,317,146             $  9,760,910

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (Continued)
COMMERCIAL SERVICES
Percent of Net Assets                            0.03%                    0.03%
ServiceMaster Co                    1,000 $     18,688       2,688 $     50,232
Stewart Enterprises Inc
 Class A                              400        6,000         892       13,380
Valassis Communications Inc+          100        4,800         264       12,672
                                          ------------             ------------
   TOTAL COMMERCIAL SERVICES
                     - VALUE              $     29,488             $     76,284
                     -  COST              $     32,731             $     87,918
COMPUTER SOFTWARE
Percent of Net Assets                            1.50%                    2.83%
3Com Corp+                            390 $     12,261       2,775 $     87,239
Adobe Systems Inc                     112        4,508         538       21,655
Altera Corp+                          420       20,423       1,262       61,365
America Online Inc                  4,800      426,899      10,520      935,622
American Management Systems
 Inc+                                   0          --            0          --
Anixter International Inc+            500        6,281         440        5,528
At Home Corp Series A+                100       10,625         264       28,017
Autodesk Inc                           76        3,050         296       11,877
Automatic Data Processing             558       22,181       4,016      159,636
BEA Systems Inc+                        0          --           88        1,507
BMC Software Inc+                   1,049       42,878       1,365       55,794
Cadence Design Systems Inc+         1,164       28,009       2,409       57,967
Cambridge Technology
 Partners+                              0          --          352        8,844
Ceridian Corp+                         96        6,876         502       35,956
Choicepoint Inc+                      141        7,332         123        6,396
CIBER Inc+                            200        5,025         440       11,055
Citrix Systems Inc+                   200       15,425         396       30,542
Computer Associates
 International Inc                    524       22,008       3,517      147,714
Computer Sciences Corp                242       16,123       1,027       68,424
Compuware Corp+                       900       50,344       1,690       94,534
CSK Corp ADR (Japan)                1,916       54,606       7,720      220,020
DST Systems Inc+                      200       10,850         352       19,096
Electronic Arts Inc+                  400       15,950         616       24,563
Electronic Data Systems Corp          568       26,412       3,725      173,213
First Data Corp                       453       17,327       3,465      132,536
Fiserv Inc+                           425       19,975         876       41,172
Gartner Group Inc Class A+            200        4,488         616       13,822
I2 Technologies Inc+                    0          --          176        4,389
IMS Health Inc                        200        7,100       2,114       75,047
Information Resources Inc+              0          --            0          --
Informix Corp+                      1,390       12,163       1,161       10,159
Intuit Inc+                           300       29,681         528       52,239
J.D. Edwards & Co+                    200        3,163         352        5,566
Keane Inc+                            300        9,281         792       24,503
Legato Systems Inc+                     0          --          440       21,670

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                    0.04%                    0.05%                    0.06%
      5,045  $     94,278       4,728 $     88,355       9,790 $    182,950
      1,415        21,225       1,250       18,750       4,593       68,894
        526        25,248         536       25,728       1,148       55,103
             ------------             ------------             ------------

             $    140,751             $    132,833             $    306,947
             $    163,477             $    154,748             $    355,063

                    4.07%                    4.99%                    6.18%
      6,517  $    204,878       5,988 $    188,247      12,261 $    385,454
      1,203        48,421       1,142       45,966       2,274       91,528
      1,885        91,658       2,229      108,385       4,575      222,458
     17,426     1,549,825      16,676    1,483,121      37,150    3,304,027
          0           --            0          --           88        2,937
        438         5,502         625        7,852       1,060       13,316
        526        55,822         536       56,883       1,148      121,831
        761        30,535         659       26,442       1,667       66,887
      9,618       382,315       8,703      345,943      20,106      799,213
        263         4,504         179        3,065         353        6,045
      3,299       134,847       2,939      120,132       6,890      281,628
      3,825        92,039       3,652       87,876      10,184      245,052
        614        15,427         625       15,703       1,325       33,291
      1,216        87,096       1,084       77,642       2,478      177,486
        319        16,588         238       12,376         427       22,204
        789        19,824         714       17,939       1,590       39,949
        745        57,458         937       72,266       2,031      156,640
      8,716       366,072       7,778      326,675      17,940      753,479
      2,492       166,030       2,311      153,969       5,212      347,248
      2,865       160,261       2,758      154,275       6,276      351,063
     17,920       510,720      17,611      501,913      35,252    1,004,681
        789        42,803         714       38,735       1,501       81,428
      1,402        55,905       1,429       56,981       2,915      116,235
      8,826       410,409       8,176      380,183      16,875      784,687
      8,093       309,557       7,409      283,393      15,274      584,230
      1,588        74,636       1,422       66,834       3,923      184,380
      1,140        25,579       1,161       26,050       2,385       53,512
        263         6,559         268        6,683         618       15,411
      5,155       183,003       4,670      165,784      10,665      378,607
        353         2,956           0          --            0          --
      2,733        23,914       1,909       16,704       4,575       40,031
        789        78,062         804       79,546       2,561      253,378
        614         9,709         625        9,883       1,413       22,343
      1,327        41,054       1,696       52,470       3,533      109,301
        789        38,858         804       39,597          88        4,334

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (Continued)
LHS Group Inc+                        100 $      4,300         176 $      7,568
Mentor Graphics Corp+                 600        8,400         616        8,624
Microsoft Corp+                     2,413      362,251      16,472    2,472,858
MobileMedia Corp+                     300          --          200          --
Momentum Business
 Applications Inc+                     17          147          31          267
National Data Corp                    200        9,663         440       21,258
NEC Corp ADR (Japan)                1,183       59,002       4,713      235,061
Netscape Communications
 Corp+                                401       31,052         884       68,455
Network Associates Inc+               725       34,075       1,574       73,978
Novell Inc+                           425        8,234       2,746       53,204
Objective Systems Integrator
 Corp+                                  0          --           88          264
Oracle Corp+                          961       53,696       6,398      357,488
Parametric Technology Corp+           120        1,845       1,786       27,460
Peoplesoft Inc+                       775       14,628       1,595       30,106
Platinum Technology Inc+              300        3,975       1,068       14,151
Renaissance Worldwide Inc+            200        1,250         440        2,750
Reynolds & Reynolds Co Class
 A                                    246        4,643         910       17,176
Shiva Corp+                           300        1,791         264        1,576
Siebel Systems Inc+                   300       13,200         706       31,064
Sterling Commerce Inc+                377        9,802       1,189       30,914
Sterling Software Inc+                300        7,650         980       24,990
Storage Technology Corp+              618       21,514       1,218       42,402
Structural Dynamics
 Research+                            303        5,909           0          --
Sun Microsystems Inc+                 472       45,932       2,985      290,478
Sungard Data Systems Inc+             500       19,813       1,156       45,807
Symantec Corp+                        278        5,021         892       16,112
Synopsys Inc+                         400       18,500         792       36,630
The Learning Company Inc+             160        4,650         669       19,443
Total System Services Inc             450       10,238         484       11,011
Veritas Software Corp+                300       21,300         528       37,488
Yahoo! Inc+                           400       61,400       1,684      258,494
                                          ------------             ------------
     TOTAL COMPUTER SOFTWARE
                     - VALUE              $  1,755,125             $  6,884,744
                     -  COST              $    938,004             $  3,654,463
COMPUTER SYSTEMS
Percent of Net Assets                            0.62%                    1.88%
Adaptec Inc+                          600 $     11,963       1,684 $     33,575
Apple Computer Inc+                   125        4,352       1,035       36,031
Aztec Technology Partners
 Inc+                                   0          --          161          746
Cabletron Systems Inc+                177        1,438       1,214        9,864
Cisco Systems Inc+                  1,491      145,837      10,426    1,019,792
Cognex Corp+                            0          --          264        6,600
Compaq Computer Corp                1,877       66,164      12,877      453,913
Comverse Technology Inc+              300       21,525         440       31,570

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        351  $     15,093         357 $     15,351         707 $     30,401
        747        10,458         893       12,502       1,413       19,782
     39,935     5,995,242      35,918    5,392,189      82,716   12,417,739
        400           --          300          --          700            1
         72           621          66          569         148        1,277
        877        42,370         893       43,143       1,766       85,319
     11,010       549,124      10,914      544,335      21,549    1,074,755
      1,592       123,281       1,625      125,836       3,308      256,162
      2,467       115,949       2,332      109,604       6,779      318,612
      6,380       123,613       5,922      114,739      11,708      226,842
          0           --            0          --          177          531
     15,632       873,438      13,966      780,349      32,267    1,802,918
      4,523        69,541       3,969       61,023       9,353      143,801
      3,830        72,291       3,345       63,137       7,770      146,658
      1,853        24,552       1,786       23,665       3,621       47,978
        789         4,931         803        5,019       1,502        9,388
      1,688        31,861       1,475       27,841       3,268       61,683
        526         3,140         357        2,131         530        3,163
      1,234        54,296       1,166       51,304       2,576      113,343
      2,076        53,976       1,961       50,986       3,952      102,751
      1,765        45,008       1,607       40,979       3,356       85,577
      1,913        66,596       1,816       63,220       5,609      195,262
        380         7,410         285        5,558           0          --
      6,899       671,359       6,347      617,641      13,317    1,295,910
      1,765        69,938       2,321       91,970       4,769      188,971
      1,622        29,297       1,394       25,179       3,003       54,241
      1,490        68,913       1,518       70,208       3,003      138,888
        240         6,975         143        4,156         442       12,846
        964        21,931         893       20,316       1,943       44,203
      1,052        74,692       1,027       72,917       2,120      150,519
      2,554       392,039       2,322      356,426       2,296      352,435
             ------------             ------------             ------------

             $ 14,920,761             $ 13,821,806             $ 30,436,250
             $  7,882,268             $  7,368,224             $ 17,058,668

                    2.97%                    3.57%                    4.46%
      3,080  $     61,408       2,946 $     58,736       6,094 $    121,498
      2,452        85,360       2,308       80,347       4,489      156,272
        336         1,554         288        1,330         644        2,980
      2,989        24,286       2,632       21,385       5,051       41,039
     25,324     2,477,004      22,615    2,212,029      52,366    5,122,049
        614        15,350         536       13,400       1,148       28,700
     30,147     1,062,682      27,909      983,791      57,356    2,021,798
        789        56,611       1,071       76,844       2,296      164,737

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Data General Corp+                     4 $         55         424 $      5,857
Dell Computer Corp+                1,266      101,437       8,312      665,998
EMC Corp+                            423       43,305       3,280      335,790
Exabyte Corp+                          0          --            0          --
Gateway 2000 Inc+                    145       10,540         935       67,963
Harris Corp                          104        3,237         707       22,005
Hewlett-Packard Co                 1,134       75,340       8,013      532,363
Intergraph Corp+                      54          299         322        1,781
International Business
 Machine Corp                        940      159,799       6,207    1,055,189
Iomega Corp+                       1,000        6,063       3,469       21,031
Komag Inc+                           400        2,800         528        3,696
NCR Corp+                            571       23,375       1,208       49,453
Quantum Corp+                        700       11,506       1,860       30,574
Rational Software Corp+                0          --          792       23,513
Seagate Technology Inc+              217        6,279       1,824       52,782
Sequent Computer Systems+            340        3,241           0          --
Shared Medical System Corp            42        2,142         150        7,650
Silicon Graphics Inc+                204        3,251       1,414       22,536
Sybase Inc+                          700        5,688         616        5,005
Unisys Corp+                         240        7,155       1,642       48,952
Unova Inc+                            34          493         382        5,539
Wallace Computer Services
 Inc                                  90        2,036         176        3,982
Western Digital Corp+                700        6,738       1,232       11,858
Xylan Corp+                          100        2,650          88        2,332
                                         ------------             ------------
     TOTAL COMPUTER SYSTEMS
                    - VALUE              $    728,708             $  4,567,940
                    -  COST              $    435,579             $  2,213,728
CONTAINER & PACKAGING
Percent of Net Assets                           0.06%                    0.13%
Ball Corp                             44 $      1,843         281 $     11,767
Crown Cork & Seal Co                 165        4,579       1,014       28,139
International Paper Co               332       13,944       2,336       98,112
Jefferson Smurfit Group ADR
 (Ireland)                           805       17,609       2,860       62,563
Smurfit-Stone Container
 Corp+                               686       12,391       1,104       19,941
Sonoco Products                      526       12,887       1,212       29,694
Temple-Inland Inc                     49        2,937         455       27,272
Tenneco Inc                          108        3,233       1,315       39,368
Tupperware Corp                       63        1,103         380        6,650
                                         ------------             ------------
TOTAL CONTAINER & PACKAGING
                    - VALUE              $     70,526             $    323,506
                    -  COST              $     79,184             $    392,661

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        881  $     12,169         772 $     10,663       1,577 $     21,782
     20,358     1,631,185      18,339    1,469,411      42,331    3,391,770
      8,048       823,914       7,269      744,163      16,751    1,714,883
        298         1,490           0          --            0          --
      2,515       182,809       2,325      168,997       2,915      211,883
      1,520        47,310       1,363       42,423       2,612       81,298
     18,775     1,247,364      17,381    1,154,749      35,559    2,362,450
        755         4,176         523        2,893         876        4,845
     14,910     2,534,700      13,488    2,292,959      30,953    5,262,009
      6,267        37,994       5,967       36,175      12,203       73,980
        964         6,748         714        4,998         972        6,804
      1,924        78,764       1,843       75,448       5,321      217,827
      3,413        56,101       3,277       53,866       6,801      111,790
      1,578        46,847       1,429       42,423       2,826       83,896
      4,383       126,833       3,963      114,679       8,176      236,592
        413         3,936         304        2,898           0          --
        456        23,256         374       19,074         934       47,634
      3,419        54,490       3,198       50,968       6,411      102,174
      1,227         9,969       1,071        8,702       2,208       17,940
      4,141       123,454       3,660      109,114       8,421      251,050
        927        13,442         730       10,585       1,467       21,272
        263         5,950         277        6,267         618       13,982
      2,367        22,782       2,143       20,626       4,593       44,208
          0           --           89        2,359         177        4,691
             ------------             ------------             ------------

             $ 10,879,938             $  9,892,302             $ 21,943,833
             $  5,037,303             $  4,449,907             $ 11,203,653

                    0.20%                    0.24%                    0.29%
        532  $     22,278         528 $     22,110         939 $     39,321
      2,239        62,132       2,040       56,610       4,167      115,633
      5,533       232,386       5,143      216,005      10,544      442,847
      5,640       123,375       5,151      112,678      11,094      242,680
      3,338        60,290       2,912       52,598       6,114      110,433
      1,923        47,114       2,218       54,341       5,317      130,266
      1,016        60,897         949       56,881       1,895      113,581
      3,053        91,399       2,782       83,286       5,672      169,804
      1,126        19,705         914       15,995       2,267       39,673
             ------------             ------------             ------------

             $    719,576             $    670,504             $  1,404,238
             $    864,326             $    808,672             $  1,757,328

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (Continued)
ELECTRICAL EQUIPMENT
Percent of Net Assets                            0.48%                    1.23%
Aeroquip-Vickers Inc                   52 $      2,945         229 $     12,967
Alliance Semiconductor Corp+            0          --            0          --
Arrow Electronics Inc+                386        5,476       1,237       17,550
Avnet Inc                             230        9,128         484       19,209
FORE Systems Inc+                     400        5,800       1,244       18,038
General Electric Co                 3,903      391,519      21,622    2,168,956
Grainger (W W) Inc                     72        3,204         754       33,553
Handleman Co+                          59          763         116        1,501
Hitachi Ltd ADR (Japan)               732       45,521       3,124      194,274
Hubbell Inc Class B                   332       12,367         674       25,107
Masco Corp                            322        8,453       2,583       67,804
Motorola Inc                          776       54,514       4,916      345,349
National Service Industries
 Inc                                   39        1,253         332       10,666
Raychem Corp                           44        1,004         674       15,376
Symbol Technologies Inc               285       15,105         679       35,987
Thomas & Betts Corp                    58        2,418         434       18,092
                                          ------------             ------------
  TOTAL ELECTRICAL EQUIPMENT
                     - VALUE              $    559,470             $  2,984,429
                     -  COST              $    410,056             $  1,924,414
ELECTRONICS
Percent of Net Assets                            1.07%                    2.11%
Advanced Micro Devices+               130 $      2,324       1,076 $     19,234
American Power Conversion+            400       14,350         962       34,512
AMP Inc                               209       11,116       1,670       88,823
Analog Devices Inc+                   901       22,581       1,883       47,193
Applied Materials Inc+                415       23,084       2,836      157,753
Atmel Corp+                           662       11,378       1,373       23,598
C-Cube Microsystems Inc+              100        1,875         264        4,950
Canon Inc ADR (Japan)               1,390       30,059       6,130      132,561
CBS Corp                              760       28,025       5,472      201,780
Cirrus Logic Inc+                     634        5,151         686        5,574
Commscope Inc+                         50          928         304        5,643
Conexant Systems Inc+                 110        1,870         890       15,122
Cypress Semiconductor Corp+           800        7,650         739        7,067
EG&G Inc                               25          663         333        8,825
Electronics for Imaging Inc+          400       13,975         440       15,373
Emerson Electric Co                   565       32,452       2,943      169,039
Etec Systems Inc+                       0          --          176        7,799
Fuji Photo Film Co Ltd ADR
 (Japan)                              975       36,075       3,960      146,520
General Instrument Corp+                0          --          935       27,349
General Motors Class H+               600       28,312       1,332       62,854
General Semiconductor Inc+             37          241         229        1,489

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------

                    1.94%                    2.33%                    2.91%
        552  $     31,257         433 $     24,519       1,026 $     58,096
          0           --            0          --          221          774
      2,290        32,489       2,161       30,659       4,372       62,027
        889        35,282         946       37,544       1,956       77,628
      2,204        31,958       2,143       31,074       4,328       62,755
     52,414     5,257,779      47,108    4,725,520     108,512   10,885,109
      1,772        78,854       1,655       73,648       3,286      146,226
        409         5,291         274        3,545         460        5,951
      7,158       445,138       7,064      439,292      14,076      875,350
      1,409        52,485       1,459       54,348       2,916      108,620
      6,168       161,910       5,644      148,154      11,657      305,995
     11,342       796,776      10,288      722,731      20,439    1,435,839
        756        24,287         669       21,492       1,364       43,819
      1,493        34,059       1,356       30,934       2,847       64,946
      1,295        68,635       1,279       67,787       2,550      135,149
        995        41,479         963       40,145       1,814       75,620
             ------------             ------------             ------------

             $  7,097,679             $  6,451,392             $ 14,343,904
             $  4,476,618             $  4,156,010             $  9,904,479

                    3.14%                    3.89%                    4.72%
      2,582  $     46,153       2,357 $     42,131       4,589 $     82,027
      1,585        56,862       1,437       51,552       4,116      147,660
      3,949       210,037       3,595      191,208       7,348      390,821
      3,026        75,839       2,822       70,726       8,240      206,514
      6,637       369,183       6,129      340,925      12,565      698,927
      2,600        44,688       2,400       41,250       5,411       93,001
        263         4,931         357        6,694         618       11,588
     14,245       308,048      14,105      305,020      28,020      605,932
     12,879       474,913      11,932      439,992      24,561      905,686
      1,311        10,652         952        7,735       1,334       10,839
        694        12,882         546       10,135       1,371       25,449
      1,882        31,994       1,624       27,608       3,175       53,974
      1,196        11,437       1,271       12,154       2,800       26,775
        852        22,578         718       19,027       1,517       40,201
        877        30,640         893       31,199       1,766       61,699
      6,950       399,191       6,336      363,923      14,348      824,112
        351        15,554         268       11,876         618       27,385
      9,224       341,288       9,036      334,331      18,050      667,849
      2,435        71,224       2,130       62,303         200        5,850
      2,028        95,696       1,875       88,477       5,476      258,398
        521         3,387         410        2,665       1,028        6,682

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Honeywell Inc                         164 $     11,470         984 $     68,819
Imation Corp+                         276        4,278         454        7,037
Input/Output Inc+                     500        2,813         440        2,475
Integrated Device Technology
 Inc+                                 700        4,506         704        4,532
Intel Corp                          1,666      199,815      10,976    1,316,433
International Rectifier
 Corp+                                500        3,438         440        3,025
Jabil Circuit+                        200        6,525         352       11,484
Johnson Controls Inc                   86        5,289         665       40,898
KLA Instruments Corp+                  94        4,870         701       36,321
Kyocera Corp ADR (Japan)              860       41,011       3,258      155,366
Lam Research Corp+                    300        8,869         264        7,805
Lattice Semiconductor+                100        3,975         352       14,036
Lexmark International Group
 Class A+                             400       41,275         792       81,725
Linear Technology Corp                972       42,586       1,796       78,687
Litton Industries Inc+                201       11,281         343       19,251
LSI Logic Corp+                       118        3,061       1,099       28,505
Macromedia Inc+                       400       12,225         352       10,758
Matsushita Electric
 Industries Co                        257       42,260       1,133      186,308
Maxim Integrated Products
 Inc+                                 700       29,181       1,420       59,196
MEMC Electronic Materials
 Inc+                                 300        2,175         264        1,914
Microchip Technology Inc+             400       10,900         704       19,184
Micron Electronics Inc+                 0          --          176        2,530
Micron Technology Inc+                245       14,118       1,582       91,163
Molex Inc                             316        8,453         524       14,017
Molex Inc Class A                     312        7,332       1,049       24,652
National Semiconductor+               186        1,953       1,192       12,516
Novellus System Inc+                  200       11,813         440       25,988
Perkin-Elmer Corp                      19        1,800         386       36,574
Philips Electronics NV ADR
 (Netherlands)                        583       40,591       1,947      135,560
Pioneer Electronics Corp            2,192       40,415       8,917      164,407
Pitney Bowes Inc                      266       16,808       1,821      115,064
Pixar Inc+                              0          --           88        3,619
Policy Management Systems
 Corp+                                496       18,135         299       10,932
Premier Farnell PLC ADR (UK)        2,599       15,594       9,419       56,514
Rambus Inc+                             0          --           88        6,397
Raytheon Co Class B                   384       20,520       2,578      137,762
Read-Rite Corp+                       400        3,400         440        3,740
Sanmina Corp+                         200       10,425         440       22,990
SCI Systems Inc+                      400       12,375         704       21,780
Sensormatic Electronics+              535        5,618         765        8,033
Solectron Corp+                     1,200       53,625       2,228       99,564
SONY Corp ADR (Japan)                 468       34,954       1,882      140,562
Tektronix Inc                           3           59         356        6,942
Teradyne Inc+                         476       22,670         898       42,767

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      2,299  $    160,786       2,142 $    149,805       4,307 $    301,220
        615         9,532         653       10,121       1,428       22,134
        876         4,928         625        3,516         972        5,468
      1,490         9,592         714        4,596       1,855       11,942
     26,586     3,188,658      23,975    2,875,501      55,257    6,627,385
        877         6,029         625        4,297         972        6,683
        702        22,903         714       23,294       1,414       46,132
      1,556        95,694       1,430       87,945       2,840      174,659
      1,559        80,776       1,455       75,387       3,023      156,628
      7,252       345,830       7,260      346,210      14,454      689,274
        438        12,948         446       13,185       1,060       31,336
        614        24,483         625       24,922       1,237       49,325
      1,140       117,634       1,161      119,801       3,003      309,871
      2,804       122,850       2,696      118,119       8,038      352,164
        621        34,854         896       50,288       1,836      103,045
      2,542        65,933       2,426       62,924       4,610      119,571
        614        18,765         446       13,631         795       24,297
      2,561       421,124       2,521      414,546       4,966      816,596
      2,291        95,506       2,054       85,626       6,359      265,090
        351         2,545         357        2,588         707        5,126
      1,315        35,834       1,295       35,289       2,738       74,610
        351         5,046         268        3,853         442        6,354
      3,910       225,314       3,570      205,720       7,103      409,309
      1,087        29,077         998       26,697       2,193       58,662
      1,805        42,418       1,686       39,621       3,512       82,531
      2,984        31,332       2,779       29,180       5,376       56,447
        877        51,798         804       47,486       1,678       99,106
        794        75,232         748       70,873       1,687      159,842
      3,881       270,215       3,858      268,612       7,625      530,890
     20,694       381,546      20,537      378,650      40,856      753,282
      4,423       279,478       3,909      246,999       9,119      576,206
        263        10,816         268       11,022         530       21,796
        531        19,415         461       16,855         866       31,663
     18,699       112,194      17,176      103,056      36,409      218,453
        263        19,117         179       13,011         442       32,128
      6,135       327,839       5,633      301,012      11,561      617,790
        526         4,471         714        6,069       1,502       12,767
        701        36,627         714       37,307       1,590       83,077
      1,402        43,374       1,429       44,210       2,915       90,182
      1,510        15,855         936        9,828       1,665       17,482
      3,966       177,231       3,770      168,471       8,516      380,558
      4,350       324,891       4,233      316,151       8,466      632,303
        904        17,628         808       15,756       1,724       33,618
      1,581        75,295       2,054       97,822       4,284      204,025

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Texas Instruments Inc                450 $     40,134       2,982 $    265,957
Thermo Instrument Systems
 Inc+                                250        3,703         225        3,333
Vishay Intertechnology Inc+          463        5,990         412        5,330
Vitesse Semiconductor Corp+          300       13,763         792       36,383
VLSI Technology Inc+                 200        3,100         352        5,456
Xerox Corp                           830       45,806       4,312      237,969
Xilinx Inc+                          447       31,178         792       55,242
Zenith Electronics Corp+              44           16          89           32
                                         ------------             ------------
          TOTAL ELECTRONICS
                    - VALUE              $  1,248,260             $  5,130,592
                    -  COST              $  1,030,747             $  3,617,491
ENERGY & RELATED
Percent of Net Assets                           1.10%                    2.60%
AGL Resources Inc                    538 $     10,256         387 $      7,377
Amerada Hess Corp                    122        5,536         705       31,989
Anadarko Petroleum Corp              162        4,455         905       24,888
Apache Corp                           96        1,914         818       16,309
Ashland Inc                           99        4,406         581       25,855
Atlantic Richfield Corp              333       18,190       2,485      135,743
BP Amoco PLC ADR (Great
 Britain)                          1,954      166,089       9,350      794,749
Burlington Resources Inc             204        6,605       1,301       42,120
Chesapeake Energy Corp+                0          --          352          242
Chevron Corp                         770       59,194       4,980      382,838
Coastal Corp                         244        7,808       1,568       50,176
Columbia Gas System Inc              142        7,146         642       32,396
Conoco Inc                             0          --          100        2,031
Consolidated Natural Gas Co          122        6,702         711       39,061
Cooper Cameron Corp+                 300        6,938         616       14,245
Devon Energy Corp                      0          --          176        4,125
Diamond Offshore Drilling
 Inc                                 300        6,206         980       20,274
Dynegy Inc                             0          --            0          --
Eastern Enterprises                   39        1,499         180        6,919
EEX Corp+                             45          273         355        2,152
ELF Aquitaine ADR (France)         1,556       80,328       5,612      289,720
Enron Corp                           338       21,970       2,538      164,970
Enron Oil & Gas Co                   200        3,300         980       16,170
Exxon Corp                         3,057      203,481      20,228    1,346,425
Global Marine Inc+                   800        6,200       2,189       16,965
Halliburton Co                       575       16,244       3,195       90,259
Helmerich & Payne Inc                 30          489         400        6,525
Indiana Energy Inc                     0          --            0          --
Kerr-McGee Corp                       43        1,228         328        9,369
McMoRan Exploration Co+               46          748          41          666
MCN Corp                               0          --            0          --

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      7,051  $    628,861       6,545 $    583,731      13,322 $  1,188,155
        394         5,836         457        6,769         814       12,057
        812        10,505         722        9,341       1,529       19,781
      1,678        77,083       1,518       69,733       3,180      146,080
        877        13,594         714       11,067       1,502       23,281
     10,400       573,950       9,444      521,190      21,270    1,173,837
      1,367        95,348       1,673      116,692       3,462      241,474
        279           100         230           83         367          132
             ------------             ------------             ------------

             $ 11,495,867             $ 10,759,389             $ 23,257,193
             $  8,017,047             $  7,639,049             $ 17,530,241

                    3.82%                    4.67%                    4.97%
        699  $     13,325         498 $      9,493         459 $      8,750
      1,694        76,865       1,531       69,469       3,073      139,436
      2,132        58,630       1,963       53,983       3,942      108,404
      1,806        36,007       1,638       32,658       3,179       63,380
      1,385        61,633       1,285       57,183       2,584      114,987
      5,837       318,846       5,367      293,171      11,015      601,693
     19,994     1,699,490      18,554    1,577,089      16,981    1,443,384
      3,213       104,021       2,984       96,607       5,922      191,724
        876           602         446          307         884          608
     11,763       904,281      10,931      840,320      22,389    1,721,153
      3,827       122,464       3,540      113,280       7,265      232,479
      1,574        79,487       1,375       69,438       2,826      142,712
        100         2,031         --           --          265        5,383
      1,785        98,063       1,626       89,328       3,213      176,513
      1,140        26,363       1,161       26,848       2,385       55,152
        438        10,266         357        8,367         795       18,633
      1,765        36,513       1,607       33,245       3,356       69,426
      1,402        16,824         --           --            0          --
        421        16,182         382       14,683         711       27,329
        564         3,419         697        4,226       1,433        8,688
     11,129       574,535      10,865      560,905      21,650    1,117,680
      5,925       385,125       5,501      357,564      11,240      730,599
      1,765        29,123       1,518       25,047       3,445       56,842
     46,376     3,086,903      41,911    2,789,700      83,542    5,560,763
      4,007        31,054       3,764       29,171       7,923       61,402
      6,964       196,733       6,311      178,285      14,439      407,901
        905        14,763         840       13,703       1,675       27,323
        411         8,226         --           --            0          --
      1,555        44,403       1,457       41,607       3,092       88,311
         79         1,284          41          666          79        1,284
        815        14,517           0          --            0          --

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FEBRUARY 28, 1999
Portfolio of Investments

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Mobil Corp                            869 $     72,290       5,990 $    498,292
Murphy Oil Corp                       293       10,017         510       17,436
Nabors Industries Inc+                500        5,750       1,332       15,318
National Fuel Gas Co                    0          --            0          --
NICOR Inc                              44        1,680         330       12,602
Noble Affiliates Inc                  238        5,385         742       16,788
Noble Drilling Corp+                  700        8,663       1,860       23,018
Occidental Petroleum Corp             400        6,025       2,755       41,497
Ocean Energy Inc+                     500        2,125       1,425        6,056
ONEOK Inc                              49        1,320         225        6,061
Oryx Energy Co+                       149        1,546         787        8,165
Parker Drilling Co+                     0          --            0          --
Pennzenergy Co                         32          300         408        3,825
Pennzoil-Quaker State Co               32          398         408        5,075
Peoples Energy Corp                    53        1,799         245        8,315
Phillips Petroleum Co                 269       10,407       2,179       84,300
Pioneer Natural Resources
 C.L.C.                               476        2,469       1,329        6,894
Pogo Producing Co                     300        2,775         264        2,442
Pride International Inc+                0          --          352        1,760
Questar Corp                          354        6,328       1,138       20,342
Reading & Bates Falcon Corp+          372        2,046       1,531        8,421
Repsol SA                             767       40,268       2,800      147,000
Rowan Co Inc+                          66          569         669        5,770
Royal Dutch Petroleum Corp          3,876      170,059      13,868      608,458
Santa Fe Energy Resources
 Inc+                                  83          436         712        3,738
Schlumberger Ltd                      781       37,927       3,655      177,496
Seagull Energy Corp+                  391        1,857         536        2,546
Services (B J) Co+                    300        4,219       1,068       15,019
Sonat Offshore Drilling Co            122        3,088         886       22,427
Sunoco Inc                            105        3,196         718       21,854
Texaco Inc                            612       28,496       4,071      189,556
Tosco Corp                            771       15,950       1,895       39,203
Total Compagnie Francaise
 des Petroles SA ADR
 (France)                           2,028      104,695       7,375      380,734
Transocean Offshore Inc               400        8,250       1,244       25,658
TransTexas Gas Corp+                    0          --            0          --
Ultramar Diamond Shamrock
 Corp                                 510       10,073       1,116       22,041
Union Pacific Resources
 Group                                242        2,163       1,903       17,008
Unocal Corp                           204        5,750       1,836       51,752
USX--Marathon Group                   365        7,551       2,430       50,271
Utilicorp United Inc                    0          --            0          --
Valero Energy Corp                    180        3,161         778       13,664
Vastar Resources Inc                  200        7,700         264       10,164
Washington Gas & Light                464       11,107         317        7,588

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    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
     14,116  $  1,174,275      12,983 $  1,080,022      26,800 $  2,229,424
      1,032        35,282         979       33,470       2,093       71,553
      2,366        27,209       2,258       25,967       4,593       52,819
        510        20,559         --           --            0          --
        889        33,949         801       30,588       1,559       59,533
      1,391        31,471       1,212       27,422       2,579       58,349
      3,256        40,293       3,125       38,672       6,448       79,793
      6,362        95,828       5,794       87,272      12,205      183,837
      2,288         9,724       2,303        9,788       4,584       19,482
        593        15,974         497       13,388         955       25,725
          0           --          --           --            0          --
        740         1,850         552        1,380           0          --
        882         8,269         767        7,191       1,484       13,913
      1,184        14,726         986       12,263       1,484       18,457
        659        22,365         577       19,582       1,181       40,080
      4,961       191,929       4,425      171,191       8,724      337,509
      2,409        12,497       2,219       11,511       4,648       24,112
        526         4,866         446        4,126         972        8,991
        701         3,505         714        3,570       1,502        7,510
      1,958        34,999       1,857       33,194       3,763       67,263
      2,744        15,092       2,587       14,229       5,337       29,354
      5,675       297,938       5,650      296,624      11,013      578,181
      1,489        12,843       1,417       12,222       2,819       24,314
     27,612     1,211,476      26,930    1,181,553      53,872    2,363,633
      1,643         8,626       1,106        5,806       2,496       13,104
      8,691       422,057       7,783      377,961      17,813      865,043
      1,094         5,196         985        4,679       2,010        9,548
      1,941        27,295       1,696       23,850       3,710       52,172
      2,020        51,131       1,854       46,929       3,646       92,288
      1,683        51,226       1,611       49,035       3,187       97,003
      9,697       451,517       8,918      415,243      18,423      857,820
      3,490        72,199       3,372       69,758       6,920      143,157
     14,814       764,773      14,367      741,695      28,765    1,484,992
      2,204        45,458       2,054       42,364       4,240       87,449
          0           --          --           --          265          282
      1,715        33,871       2,264       44,714       4,527       89,407
      4,508        40,290       4,237       37,868       8,313       74,296
      4,350       122,616       3,991      112,496       8,254      232,659
      5,589       115,622       5,036      104,182       9,937      205,571
        592        20,350         --           --            0          --
      1,383        24,289       1,236       21,707       2,703       47,471
        438        16,863         446       17,171         883       33,996
        547        13,094         405        9,695         389        9,312

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Williams Co Inc                      560 $     20,720       3,558 $    131,646
Witco Corp                           216        3,659         874       14,803
                                         ------------             ------------
     TOTAL ENERGY & RELATED
                    - VALUE              $  1,279,422             $  6,319,561
                    -  COST              $  1,274,372             $  5,677,988
ENGINEERING & CONSTRUCTION
Percent of Net Assets                           0.03%                    0.05%
Armstrong World Industries
 Inc                                  92 $      4,525         284 $     13,969
Centex Corp                          104        3,829         468       17,228
Clayton Homes Inc                    657        8,130       1,621       20,060
Fleetwood Enterprises Inc             32        1,038         313       10,153
Fluor Corp                           113        3,976         614       21,605
Foster Wheeler Corp                   42          525         316        3,950
Granite Construction Inc               0          --            0          --
Kaufman & Broad Home Corp             49        1,103         298        6,705
Pulte Corp                            90        2,166         354        8,518
Rouse Co                             300        7,013         980       22,908
                                         ------------             ------------
        TOTAL ENGINEERING &
               CONSTRUCTION
                    - VALUE              $     32,305             $    125,096
                    -  COST              $     29,024             $    141,065
ENTERTAINMENT & LEISURE
Percent of Net Assets                           0.21%                    0.59%
AMF Bowling Inc+                       0 $        --          176 $        803
Ascent Entertainment Group+          249        2,708         258        2,806
Bally Total Fitness Holding
 Corp+                                26          585          67        1,508
Boyd Gaming Corp+                      0          --          176          726
Brunswick Corp                       126        2,685         795       16,943
Callaway Golf Co                     296        3,219         950       10,331
Circus Circus Entertainment
 Inc+                                529        9,059       1,270       21,749
Coleman Co Inc+                        0          --          176        1,650
Disney (Walt) Co                   2,279       80,191      15,761      554,589
Gaylord Entertainment Co
 Class A                             105        2,618          92        2,294
Harrah's Entertainment Inc+           48          801         712       11,882
Hasbro Inc                           178        6,586       1,050       38,850
International Game
 Technology Inc                      597       11,343       1,244       23,636
Lakes Gaming Inc+                    100          913          88          803
Mattel Inc                           321        8,466       1,949       51,405
Metro-Goldwyn-Mayer Inc+               0          --          503        5,250
MGM Grand Inc+                       145        5,461         128        4,820
Mirage Resorts Inc+                  217        4,232       1,351       26,345
Navigant International Inc+            0          --           81          456
Polaroid Corp                         34          812         327        7,807

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      8,024  $    296,888       7,344 $    271,727      14,552 $    538,423
      1,548        26,219       1,359       23,018       2,910       49,288
             ------------             ------------             ------------
             $ 13,998,477             $ 12,921,466             $ 24,459,052
             $ 12,398,013             $ 11,503,733             $ 24,313,591

                    0.08%                    0.09%                    0.10%
        723  $     35,563         684 $     33,644       1,348 $     66,304
      1,070        39,389         999       36,776       1,977       72,777
      2,888        35,739       2,812       34,799       5,638       69,769
        608        19,722         565       18,327       1,200       38,925
      1,409        49,579       1,276       44,899       2,708       95,287
        717         8,963         678        8,475       1,299       16,238
        355         8,720         --           --            0          --
        724        16,290         647       14,558       1,239       27,878
        776        18,673         737       17,734       1,411       33,952
      1,678        39,223       1,518       35,483       3,180       74,332
             ------------             ------------             ------------

             $    271,861             $    244,695             $    495,462
             $    302,236             $    278,512             $    604,425

                    0.90%                    1.10%                    1.26%
        351  $      1,601         268 $      1,223         707 $      3,226
        351         3,817         354        3,850         600        6,525
        162         3,645         104        2,340         197        4,433
          0           --          268        1,106         619        2,553
      1,822        38,831       1,645       35,059       3,245       69,158
      1,716        18,662       1,746       18,988       3,635       39,531
      2,311        39,576       2,198       37,641       4,412       75,555
          0           --          --           --          177        1,659
     36,923     1,299,228      34,124    1,200,737      70,223    2,470,971
        123         3,067         153        3,815         221        5,511
      1,762        29,403       1,652       27,568       3,353       55,952
      2,328        86,136       2,202       81,474       4,401      162,836
      2,004        38,076       2,783       52,877       5,781      109,838
        153         1,396         112        1,022         199        1,816
      4,628       122,064       4,125      108,797       9,523      251,168
        903         9,425         613        6,398       1,617       16,877
        253         9,563         258        9,752         691       26,104
      3,265        63,668       3,059       59,651       5,814      113,372
        168           945         144          810         322        1,811
        796        19,005         742       17,715       1,447       34,547

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Spelling Entertainment Group
 Inc+                                   0 $        --            0 $        --
Tiffany & Co                          226       12,924         440       25,163
Time Warner Inc                     1,474       95,072       9,831      634,099
Topp Inc+                             512        2,240           0          --
                                          ------------             ------------
       TOTAL ENTERTAINMENT &
                     LEISURE
                     - VALUE              $    249,915             $  1,443,915
                     -  COST              $    195,523             $    954,031
ENVIRONMENTAL CONTROL
Percent of Net Assets                            0.10%                    0.15%
Allied Waste Industries Inc+          500 $      9,750       1,420 $     27,690
Browning-Ferris Industries
 Inc                                  167        5,261       1,308       41,202
Republic Industries Inc+            2,000       24,500       4,816       58,996
Republic Services Inc Class
 A+                                     0          --            0          --
Safety-Kleen Corp+                     87        1,213         379        5,282
U.S. Filter Corp+                     900       22,106       2,124       52,171
Waste Management Inc                1,012       49,462       3,834      187,387
                                          ------------             ------------
 TOTAL ENVIRONMENTAL CONTROL
                     - VALUE              $    112,292             $    372,728
                     -  COST              $    119,489             $    419,658
FOOD & RELATED
Percent of Net Assets                            0.95%                    1.82%
Albertson's Inc                       225 $     12,825       1,825 $    104,025
American Stores Co                    271        9,146       2,122       71,618
Archer-Daniels-Midland Co             705       10,663       4,589       69,409
Bestfoods                             321       15,067       1,939       91,012
Bob Evans Farms Inc                   468       10,091         317        6,835
Boston Chicken Inc+                   600          396         500          330
Brinker International Inc+            956       27,664         971       28,098
Brown-Forman Corp Class B              64        4,220         518       34,156
Campbell Soup Co                      480       19,290       2,934      117,910
CBRL Group Inc                        249        4,669         901       16,894
CKE Restaurants Inc                   220        5,844         484       12,856
ConAgra Inc                           758       22,835       3,222       97,063
Corn Product International
 Inc                                   60        1,410         260        6,110
Darden Restaurants Inc                 90        1,980       1,024       22,528
Dave & Buster's Inc+                    0          --            0          --
Dean Foods Co                         224        8,162         475       17,308
Dole Food Inc                         346       10,899         625       19,688
Earthgrains Co                         56        1,376         257        6,313
Fleming Co Inc                          2           15         256        1,888
Flowers Industries Inc                409        9,969       1,262       30,761
Food Lion Inc Class A                 900        8,578       2,400       22,875
Food Lion Inc Class B               1,300       12,675       2,564       24,999

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
          0  $        --          --  $        --          353 $      2,537
        771        44,092         768       43,920       1,590       90,927
     22,773     1,468,859      20,494    1,321,862      41,052    2,647,853
        633         2,769         470        2,056           0          --
             ------------             ------------             ------------

             $  3,303,828             $  3,038,661             $  6,194,760
             $  2,086,567             $  1,883,789             $  4,141,492

                    0.21%                    0.27%                    0.34%
      2,642  $     51,519       2,500 $     48,750       5,123 $     99,898
      3,078        96,957       2,876       90,594       6,104      192,275
      7,789        95,415       7,322       89,695      18,698      229,050
          0           --          --           --           88        1,535
        865        12,056         773       10,774       1,313       18,300
      3,080        75,653       3,750       92,109       7,772      190,899
      9,300       454,538       8,278      404,586      19,054      931,263
             ------------             ------------             ------------

             $    786,138             $    736,508             $  1,663,220
             $    840,723             $    810,773             $  1,793,218

                    2.62%                    3.24%                    3.89%
      4,400  $    250,800       4,063 $    231,590       8,399 $    478,742
      4,999       168,716       4,560      153,899       9,375      316,405
     10,827       163,758      10,062      152,187      20,567      311,075
      4,705       220,841       4,106      192,724       9,519      446,797
        659        14,210         421        9,078       1,104       23,805
        700           462         700          462       1,100          726
      1,740        50,351       1,045       30,240       1,970       57,006
      1,230        81,103       1,140       75,169       2,270      149,677
      7,177       288,426       6,541      262,865      14,929      599,958
      1,600        30,000       1,492       27,975       3,113       58,368
        968        25,713         786       20,878       1,749       46,458
      7,827       235,788       7,023      211,567      16,046      483,385
        610        14,335         508       11,938       1,208       28,388
      2,479        54,538       2,351       51,722       4,803      105,665
         90         1,772         --           --            0          --
      1,058        38,551       1,015       36,984       2,124       77,392
      1,234        38,871       1,132       35,658       2,407       75,820
        586        14,394         479       11,765       1,169       28,714
        702         5,177         526        3,879       1,065        7,854
      2,219        54,088       2,175       53,016       4,341      105,811
      4,320        41,175       4,018       38,297       8,391       79,976
      4,758        46,391       4,553       44,392       9,274       90,421

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (Continued)
General Mills Inc                     155 $     12,507         967 $     78,025
General Nutrition Co Inc+             300        4,013       1,244       16,639
Great Atlantic & Pacific Tea
 Co                                    59        1,862         278        8,774
Hannaford Brothers Co                 236       11,092         405       19,035
Heinz (H J) Co                        315       17,148       2,488      135,441
Hershey Foods Corp                    159        9,898         890       55,403
Hormel Foods Corp                     300       10,800         616       22,176
Host Marriott Services Corp+          240        1,680         211        1,477
IBP Inc                               432        9,720       1,086       24,435
Imperial Sugar Co                       0          --            0          --
International Home Foods
 Inc+                                 200        3,125         352        5,500
International Multifoods
 Corp                                   0          --            0          --
Interstate Bakeries Corp              200        4,800         528       12,672
Keebler Foods Co+                     200        7,800          88        3,432
Kellogg Co                            446       16,502       2,624       97,088
Koninklijke Ahold NV ADR
 (Netherlands)                      2,910      112,398      10,505      405,758
Kroger Co+                            201       13,002       1,691      109,387
Lancaster Colony Corp                 207        5,693         431       11,853
Lance Inc                               0          --            0          --
Lone Star Steakhouse &
 Saloon+                              300        2,719         352        3,190
Luby's Cafeteria Inc                   45          638         193        2,738
McCormick & Co Inc                    388       11,107         892       25,534
McDonald's Corp                       729       61,965       5,300      450,499
Michael Foods Inc                       0          --            0          --
Nabisco Holdings Corp Class
 A                                    200        8,875         176        7,810
NPC International Inc+                  0          --            0          --
Outback Steakhouse Inc+               200        8,775         528       23,166
Pioneer Hi Bred
 International Inc                    345        8,086       1,592       37,313
Planet Hollywood
 International+                         0          --          176          429
Quaker Oats Co                        102        5,572         813       44,410
Ralston-Purina Group                  295        7,947       2,148       57,862
Richfood Holdings Inc                   0          --          440       10,450
RJR Nabisco Holdings Corp             370       10,106       2,453       66,998
Ruby Tuesday Inc                      384        7,152         176        3,278
Ryans Family Steak House+             119        1,354         454        5,164
Safeway Inc+                        1,598       92,284       4,393      253,696
Sara Lee Corp                         851       23,137       6,096      165,735
Sbarro Inc+                             0          --            0          --
Shoney's Inc+                          97          224         325          752
Sizzler International Inc+            254          540           0          --
Smucker (J M) Co Class A              305        7,244           0          --
Southland Corp+                     1,800        2,981       1,232        2,041
Starbucks Corp+                       500       26,438       1,068       56,471
Suiza Foods Corp+                     200        7,400         352       13,024
Super Value Inc                        86        2,069         941       22,643

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    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      2,440  $    196,878       2,222 $    179,287       5,227 $    421,753
      2,204        29,479       2,054       27,472       4,151       55,519
        717        22,630         607       19,158       1,217       38,412
        828        38,916         772       36,284       1,537       72,238
      5,760       313,560       5,162      281,005      12,091      658,203
      2,268       141,183       2,139      133,152       4,883      303,966
      1,140        41,040       1,161       41,796       2,385       85,859
        333         2,331         286        2,002         601        4,207
      1,636        36,810       2,270       51,075       4,593      103,342
        117           841          84          604           0          --
        701        10,953         714       11,156       1,413       22,078
        240         5,190         --           --            0          --
      1,052        25,248       1,071       25,704       2,120       50,880
        175         6,825         893       34,827       1,766       68,873
      6,546       242,202       5,870      217,189      13,618      503,865
     20,963       809,699      20,424      788,895      40,394    1,560,205
      4,160       269,100       3,604      233,133       8,544      552,689
        881        24,228         857       23,568       1,759       48,373
        419         6,914         --           --            0          --
        614         5,564         446        4,042         795        7,205
        421         5,973         329        4,668         549        7,789
      1,551        44,397       1,433       41,020       2,963       84,815
     12,306     1,046,010      11,457      973,844      23,469    1,994,864
        201         3,719         --           --            0          --
        263        11,671         268       11,893         530       23,519
        328         4,715         253        3,637           0          --
        877        38,478         893       39,180       1,855       81,387
      3,920        91,875       3,464       81,188       7,973      186,866
        438         1,068         357          870         530        1,292
      2,120       115,805       2,010      109,796       4,684      255,863
      5,111       137,678       4,420      119,064      10,539      283,893
          0           --          536       12,730         883       20,971
      5,845       159,642       5,466      149,289      15,413      420,967
        563        10,486         355        6,612         684       12,739
        887        10,090         606        6,893         918       10,442
      7,460       430,815       7,203      415,972      13,689      790,539
     14,659       398,542      13,076      355,503      30,434      827,423
        280         7,070         196        4,949           0          --
        658         1,522         532        1,230       1,152        2,664
        380           808         284          604           0          --
        382         9,073         295        7,006           0          --
      2,279         3,775       1,607        2,662       3,710        6,145
      1,678        88,724       1,518       80,264       4,504      238,148
        701        25,937         714       26,418       1,502       55,573
      2,198        52,889       2,073       49,882       3,966       95,431

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FEBRUARY 28, 1999
Portfolio of Investments

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Sysco Corp                            250 $      7,063       2,229 $     62,969
Tootsie Roll Industries               436       20,056         209        9,614
Tricon Global Restaurants+            171       10,602         910       56,420
Tyson Food Inc Class A                491       10,066         883       18,102
Unilever NV (Netherlands)           3,712      268,887      13,512      978,775
Universal Corp                        181        4,921         528       14,355
Universal Foods Corp                  558       12,660         663       15,042
UST Inc                               172        5,085       1,148       33,938
Vlasic Foods International
 Inc+                                  80          975         318        3,876
Weis Markets Inc                      200        7,275         176        6,402
Wendy's International Inc             141        3,375       1,015       24,297
Whole Foods Market Inc+               200        6,175         352       10,868
Winn-Dixie Stores Inc                 146        6,397       1,149       50,341
Wrigley (W M) Jr Co                   134       12,462         829       77,097
                                          ------------             ------------
        TOTAL FOOD & RELATED
                     - VALUE              $  1,112,426             $  4,425,070
                     -  COST              $    823,388             $  3,170,268
FURNITURE & APPLIANCES
Percent of Net Assets                            0.05%                    0.07%
Bassett Furniture Industries           25 $        538          44 $        946
Champion Enterprises Inc+               0          --            0          --
Ethan Allen Interiors Inc             200        9,000         352       15,840
Furniture Brands
 International+                         0          --            0          --
HON Industries Inc                    206        4,893         751       17,836
Hussmann International Inc             32          452         385        5,438
Knoll Inc+                              0          --          176        3,366
Leggett & Platt Inc                 1,016       21,273       2,300       48,156
Maytag Corp                            96        5,382         634       35,544
Miller (Herman) Inc                   476        8,092       1,279       21,743
National Presto Industries
 Inc                                    0          --            0          --
Skyline Corp                           20          585          39        1,141
Sunbeam Oster Co Inc+                 300        1,744       1,056        6,138
Whirlpool Corp                         73        3,176         580       25,230
                                          ------------             ------------
TOTAL FURNITURE & APPLIANCES
                     - VALUE              $     55,135             $    181,378
                     -  COST              $     41,874             $    179,463
HEALTHCARE
Percent of Net Assets                            0.18%                    0.24%
Apria Healthcare Group Inc+           500 $      4,469         528 $      4,719
Beverly Enterprises Inc+              575        2,983       1,360        7,055
Cardinal Health Inc                   721       52,047       2,282      164,732
First Health Group Corp+              468        7,488         962       15,392
HCR Manor Care Inc+                   101        2,260         851       19,041

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    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      5,395  $    152,409       4,843 $    136,814      11,244 $    317,642
        573        26,358         390       17,940         975       44,850
      2,385       147,870       2,212      137,143       5,172      320,663
      1,337        27,409       1,226       25,133       4,809       98,584
     27,000     1,955,813      26,329    1,907,206      52,563    3,807,531
        911        24,768         887       24,115       1,912       51,982
        817        18,536         873       19,806       1,449       32,874
      2,973        87,889       2,665       78,784       6,301      186,272
        729         8,885         649        7,910       1,592       19,403
        263         9,567         268        9,749         618       22,480
      2,244        53,716       2,153       51,537       4,386      104,989
        701        21,643         625       19,297       1,325       40,909
      2,663       116,673       2,490      109,093       5,026      220,201
      1,884       175,212       1,679      156,146       3,924      364,931
             ------------             ------------             ------------

             $  9,596,561             $  8,972,481             $ 19,164,751
             $  6,841,834             $  6,445,669             $ 15,163,811

                    0.10%                    0.12%                    0.15%
        175  $      3,763         107 $      2,301         182 $      3,913
        100         1,969           0          --           88        1,733
        701        31,545         714       32,130       1,413       63,584
          0           --            0          --           88        1,881
      1,299        30,851       1,168       27,740       2,535       60,205
        898        12,684         712       10,057       1,353       19,111
        263         5,030         268        5,126         530       10,136
      3,648        76,380       3,454       72,318       9,239      193,441
      1,489        83,477       1,344       75,348       3,059      171,494
      2,376        40,392       2,246       38,182       4,540       77,179
        102         3,774          72        2,664           0          --
        195         5,704          70        2,047         117        3,422
      1,928        11,207       1,875       10,898       3,975       23,105
      1,430        62,205       1,288       56,028       2,529      110,010
             ------------             ------------             ------------

             $    368,981             $    334,839             $    739,214
             $    357,079             $    334,628             $    798,711

                    0.33%                    0.40%                    0.50%
        701  $      6,265         714 $      6,381       1,148 $     10,260
      2,542        13,187       2,359       12,237       5,035       26,119
      4,773       344,551       4,284      309,250      10,977      792,401
      1,706        27,296       1,600       25,600       3,294       52,704
      1,934        43,273       1,817       40,655       4,512      100,955

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Healthsouth Corp+                     500 $      5,813       3,260 $     37,898
Idexx Laboratories Inc+               400        8,950         440        9,845
Lincare Holdings Inc+                 200        7,125         440       15,675
McKesson HBOC Inc                     655       44,540       2,012      136,816
Mid Atlantic Medical
 Services+                            400        3,125         440        3,438
Morrison Health Care Inc              128        2,504          58        1,135
Novacare Inc+                           0          --            0          --
Oakley Inc+                           600        4,988         528        4,389
Oxford Health Plans Inc+              500        9,469         880       16,665
PacifiCare Health Systems
 Inc Class A+                         112        7,378          62        4,084
PacifiCare Health Systems
 Inc Class B+                         174       12,572         260       18,785
St Jude Medical Inc+                  132        3,317         661       16,608
Total Renal Care Holdings
 Inc+                                   0          --          980        8,698
United Healthcare Corp                267       13,166       1,504       74,166
Universal Health Services
 Inc+                                 200        8,125         352       14,300
Vencor Inc+                           500          938         616        1,155
Ventas Inc                            500        4,031         792        6,386
                                          ------------             ------------
            TOTAL HEALTHCARE
                     - VALUE              $    205,288             $    580,982
                     -  COST              $    222,601             $    618,609
HOSPITAL & MEDICAL SUPPLIES
Percent of Net Assets                            0.30%                    0.79%
American Oncology Resources+            0 $        --          176 $      1,760
Arrow International Inc                 0          --           88        2,162
Bard (C R) Inc                         43        2,424         435       24,523
Bausch & Lomb Inc                      46        2,774         461       27,804
Baxter International Inc              305       21,464       1,972      138,780
Becton Dickinson & Co                 178        5,963       1,674       56,079
Biomet Inc                            112        4,109         776       28,470
Boston Scientific Corp+               412       10,918       2,561       67,867
Columbia/HCA Healthcare Corp          650       11,619       4,984       89,089
Dentsply International Inc            400       10,200         616       15,708
Guidant Corp                          257       14,649       2,088      119,016
Health Management Associates
 Inc
 Class A+                           1,262       16,327       2,595       33,573
Hillenbrand Industries Inc            300       12,563         528       22,110
Johnson & Johnson                   1,303      111,243       8,915      761,117
Mallinckrodt Group Inc                 77        2,382         559       17,294
Medpartners Inc+                      710        4,216       1,662        9,868
Medtronic Inc                         861       60,808       3,899      275,367
Phycor Inc+                           300        1,631         704        3,828
Quorum Health Group Inc+               50          463         584        5,402
Safeskin Corp+                        200        4,650         616       14,322
STERIS Corp+                          300        9,863         880       28,930

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      7,637  $     88,780       7,124 $     82,817      14,005 $    162,807
        701        15,685         536       11,993         883       19,757
        701        24,973         714       25,436       1,700       60,562
      4,157       282,676       3,653      248,403       8,479      576,571
        614         4,797         446        3,484       1,148        8,969
        188         3,678         118        2,308         228        4,460
        854         1,815         634        1,347           0          --
      1,052         8,745         714        5,935       1,060        8,811
      1,665        31,531       1,696       32,118       3,268       61,887
        402        26,482         121        7,971         214       14,097
        549        39,665         546       39,449       1,055       76,223
      1,510        37,939       1,424       35,778       2,825       70,977
        100           888           0          --           88          781
      3,509       173,038       3,217      158,637       6,712      330,985
        701        28,478         714       29,006       1,413       57,402
      1,315         2,466       1,053        1,974       2,185        4,097
      1,490        12,013       1,411       11,376       2,980       24,026
             ------------             ------------             ------------

             $  1,218,221             $  1,092,155             $  2,464,851
             $  1,140,083             $  1,061,411             $  2,454,934

                    1.18%                    1.42%                    1.81%
          0  $        --          179 $      1,790         353 $      3,530
          0           --            0          --          177        4,348
        993        55,980         987       55,642       1,951      109,987
      1,025        61,820         965       58,202       1,815      109,466
      4,650       327,244       4,066      286,144       9,543      671,588
      4,072       136,412       3,490      116,915       8,335      279,222
      1,831        67,175       1,647       60,424       3,780      138,678
      6,347       168,196       5,689      150,758      13,148      348,421
     11,571       206,832      10,797      192,995      22,144      395,823
      1,052        26,826       1,071       27,311       2,296       58,547
      4,874       277,818       4,284      244,187      10,051      572,906
      4,264        55,166       3,976       51,440      11,490      148,651
        789        33,039         804       33,668       2,473      103,556
     21,566     1,841,197      19,349    1,651,920      44,600    3,807,724
      1,318        40,776       1,190       36,816       2,367       73,228
      3,436        20,401       3,528       20,948       6,944       41,230
      8,889       627,786       8,117      573,262      18,554    1,310,375
      1,446         7,863       1,473        8,009       3,136       17,052
      1,064         9,842         848        7,844       1,943       17,973
      1,052        24,459       1,071       24,901       2,208       51,336
      1,678        55,164       1,607       52,830       3,268      107,435

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Stryker Corp                          448 $     21,168         810 $     38,273
Sybron International Corp+            500       12,281       1,244       30,556
Tenet Healthcare Corp+                334        6,576       2,402       47,289
Thermo Cardiosystems Inc+             150        1,416         220        2,076
Uniphase Corp+                          0          --          440       38,775
Waters Corp+                            0          --          352       32,758
                                          ------------             ------------
    TOTAL HOSPITAL & MEDICAL
                    SUPPLIES
                     - VALUE              $    349,707             $  1,932,796
                     -  COST              $    288,838             $  1,472,858
HOUSEHOLD PRODUCTS
Percent of Net Assets                            0.24%                    0.68%
Alberto-Culver Co Class B              92 $      2,208         455 $     10,920
Avon Products Inc                     180        7,493       1,759       73,218
Colgate-Palmolive Co                  384       32,592       2,008      170,429
Dial Corp                             536       15,645       1,226       35,784
Estee Lauder Co Class A               200       17,363         176       15,279
Gillette Co                         1,137       60,972       7,352      394,251
International Specialty
 Products Inc+                          0          --          276        2,432
Kimberly-Clark Corp                   546       25,799       3,614      170,762
NCH Corp                                0          --            0          --
Procter & Gamble Co                 1,288      115,275       8,704      779,007
                                          ------------             ------------
    TOTAL HOUSEHOLD PRODUCTS
                     - VALUE              $    277,347             $  1,652,082
                     -  COST              $    213,813             $  1,087,728
INSURANCE
Percent of Net Assets                            0.96%                    2.15%
20th Century Industries                 0 $        --        1,244 $     23,792
Aegon NV ADR (Netherlands)             22        2,302         291       30,414
Aetna Inc                             154       11,406       1,135       84,061
AFLAC Corp                          1,592       70,247       3,127      137,979
Alleghany Corp+                         2          362         102       18,462
Allied Zurich PLC ADR+              2,120       62,593       8,258      243,816
Allmerica Financial Corp              124        6,619         730       38,964
Allstate Corp                         924       34,650       6,312      236,700
American Bankers Insurance
 Gro                                    0          --          352       16,896
American Financial Group Inc          304       11,229         343       12,670
American General Corp                 226       16,555       1,968      144,156
American International Group
 Inc                                1,232      140,370       8,150      928,590
American National Insurance
 Co                                   100        7,525          88        6,622
Aon Corp                              237       13,968       1,295       76,324
Argonaut Group Inc                      0          --           88        2,184
Axa-UAP ADR (France)                2,275      151,287       7,608      505,931

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,387  $     65,536       1,239 $     58,543       3,886 $    183,613
      1,941        47,676       2,589       63,592       5,299      130,156
      5,533       108,931       5,074       99,894      10,600      208,687
        263         2,482         268        2,529         398        3,756
          0           --            0          --           88        7,755
        701        65,237         625       58,164           0          --
             ------------             ------------             ------------
             $  4,333,858             $  3,938,728             $  8,905,043
             $  3,171,732             $  2,899,055             $  7,041,754
                    1.08%                    1.30%                    1.68%
        995  $     23,880         972 $     23,328       1,829 $     43,896
      4,311       179,445       3,780      157,342       8,769      365,009
      4,769       404,769       4,191      355,710       9,708      823,966
      1,977        57,704       2,614       76,296       5,306      154,868
        351        30,471         625       54,258       1,237      107,386
     17,758       952,273      15,873      851,189      36,847    1,975,919
        363         3,199         268        2,362         618        5,446
      8,768       414,288       7,852      371,006      18,126      856,452
        109         5,505          79        3,990           0          --
     21,193     1,896,774      19,122    1,711,418      44,076    3,944,801
             ------------             ------------             ------------
             $  3,968,308             $  3,606,899             $  8,277,743
             $  2,614,440             $  2,417,761             $  6,123,192
                    3.17%                    3.92%                    4.54%
      2,116  $     40,469       1,964 $     37,562          88 $      1,683
      1,324       138,524         528       55,242         807       84,431
      2,568       190,193       2,401      177,823       4,909      363,572
      5,138       226,714       4,798      211,711      10,381      458,061
        104        18,824         104       18,824         304       55,023
     17,502       516,743      16,798      495,957      29,971      884,887
      1,384        73,871       1,314       70,135       1,151       61,434
     14,921       559,538      13,771      516,412      28,389    1,064,587
        614        29,472         536       25,728       1,413       67,823
        888        32,800         900       33,244       1,837       67,853
      4,532       331,969       4,216      308,821       8,668      634,930
     19,766     2,252,089      17,850    2,033,783      40,730    4,640,673
        263        19,791         268       20,167         530       39,883
      3,019       177,932       2,839      167,323       5,814      342,662
          0           --          179        4,441         265        6,575
     15,497     1,030,551      14,778      982,736      29,460    1,959,089

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Berkshire Hathaway Inc Class
 A+                                     0 $        --           20 $    142,200
Berkshire Hathaway Inc Class
 B+                                     9       21,411           3        7,137
Chubb Corp                            195       11,651       1,204       71,939
CIGNA Corp                            217       17,035       1,613      126,621
Cincinnati Financial Corp             120        4,208       1,218       42,706
CMAC Investment Corp                  100        4,131         264       10,907
CNA Financial Corp+                   200        6,788         176        5,973
Conseco Inc                           302        9,041       2,422       72,509
Equitable Co Inc                      400       27,025       1,156       78,102
Everest Reinsurance Holdings
 Inc                                  300        9,956         616       20,444
First American Financial
 Corp                                   0          --          616       14,438
Foundation Health Systems+            391        3,128       1,443       11,544
Fremont General Corporation           400        7,900         804       15,879
Hartford Financial Services
 Group                                192       10,380       1,807       97,691
Highlands Insurance Group+             37          502          67          909
Horace Mann Educators Corp            300        7,031         616       14,438
HSB Group Inc                         345       12,765         370       13,690
Humana Inc+                           177        3,098       1,250       21,875
Jefferson-Pilot Corp                  140        9,494         818       55,471
Leucadia National Corp+               200        5,963         528       15,741
Lincoln National Corp                 124       11,741         796       75,371
Loews Corp                            135       10,555         933       72,949
Marsh & McLennan Companies
 Inc                                  220       15,579       1,927      136,456
MBIA Inc                               94        5,787         824       50,728
Mercury General Corp                  200        6,975         352       12,276
Mony Group Inc                          0          --            0          --
Ohio Casualty Corp                    200        8,075         352       14,212
Old Republic International
 Corp                                 625       11,758       1,706       32,094
PMI Group Inc                         100        4,313         352       15,180
Progressive Corp Ohio                  75        9,638         525       67,463
Protection One Inc+                     0          --          100          813
Protective Life Corp                  300       10,350         792       27,324
Provident Co Inc                      174        5,699       1,077       35,272
Providian Financial Corp              177       18,076         867       88,542
Reinsurance Group Of America            0          --          352       22,682
Reliance Group Holdings               200        2,063         892        9,199
Reliastar Financial Corp              500       22,688       1,156       52,454
SAFECO Corp                           156        6,269       1,143       45,934
St Paul Co                            264        8,547       1,820       58,923
TIG Holdings Inc                      200        3,200         616        9,856
Tokio Marine & Fire
 Insurance Co ADR (Japan)           3,718      199,377      14,760      791,504
Torchmark Corp                        142        4,722       1,132       37,639
Transamerica Corp                     132        9,578       1,029       74,667

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
         40  $    284,400          40 $    284,399          80 $    568,799
         21        49,959           4        9,516          19       45,201
      2,963       177,039       2,820      168,494       5,642      337,109
      3,781       296,809       3,586      281,500       7,250      569,124
      3,030       106,239       2,805       98,350       5,715      200,381
        526        21,730         536       22,144       1,148       47,427
        351        11,912         714       24,231       1,502       50,974
      5,611       167,979       5,205      155,824      10,725      321,079
      1,765       119,248       1,964      132,692       4,063      274,505
      1,140        37,834       1,071       35,544       2,296       76,198
      1,140        26,719       1,161       27,211          88        2,063
      2,602        20,816       2,422       19,376       5,071       40,568
      1,327        26,208       1,250       24,688       2,473       48,842
      4,200       227,063       3,906      211,167       8,000      432,499
        151         2,048         121        1,641         191        2,590
      1,140        26,719       1,161       27,211       2,385       55,897
        756        27,972         746       27,602       1,528       56,535
      2,972        52,010       2,757       48,248       5,345       93,537
      1,895       128,505       1,792      121,520       3,584      243,039
      1,052        31,363       1,071       31,929       2,208       65,825
      1,844       174,604       1,660      157,180       3,461      327,712
      2,047       160,050       1,897      148,321       3,933      307,510
      4,630       327,862       4,203      297,624       8,700      616,068
      1,832       112,783       1,700      104,656       3,310      203,771
        701        24,447         714       24,901       1,325       46,209
          0           --            0          --           88        2,228
        701        28,303         714       28,828       1,502       60,642
      3,124        58,770       2,924       55,008       6,138      115,470
        614        26,479         536       23,115       1,148       49,508
      1,344       172,704       1,238      159,082       2,541      326,517
        100           813           0          --            0          --
      1,402        48,369       1,339       46,196       2,826       97,496
      2,417        79,157       2,282       74,736       4,611      151,009
      2,218       226,513       2,019      206,189       4,830      493,213
          0           --            0          --            0          --
      1,678        17,304       1,518       15,654       3,356       34,609
      1,765        80,087       1,696       76,956       4,681      212,399
      2,507       100,750       2,378       95,566       4,768      191,613
      4,268       138,177       3,880      125,615       8,118      262,819
      1,139        18,224       1,071       17,136       2,385       38,160
     34,186     1,833,224      33,869    1,816,224      67,208    3,604,028
      2,506        83,325       2,403       79,900       4,694      156,075
      2,308       167,474       2,078      150,784       4,309      312,671

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FEBRUARY 28, 1999
Portfolio of Investments

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Transatlantic Holdings Inc           126 $      9,411         220 $     16,431
Travelers Property Casualty          100        3,794          88        3,339
Trigon Healthcare Inc+                 0          --          528       18,513
UICI+                                200        4,563         528       12,144
Unitrin Inc                          200       13,075         352       23,012
UNUM Corp                            152        6,802       1,091       48,822
Wellpoint Health Networks+           100        7,888         440       34,705
                                         ------------             ------------
            TOTAL INSURANCE
                    - VALUE              $  1,121,143             $  5,236,279
                    -  COST              $    861,280             $  3,863,638
LODGING
Percent of Net Assets                           0.03%                    0.07%
Choice Hotels International
 Inc+                                 59 $        804         444 $      6,050
Extended Stay America Inc+           400        3,500         880        7,700
Hilton Hotels Corp                   264        4,175       1,761       27,846
Homestead Village Property
 Inc+                                 75          258          76          261
Marriott International               306       11,016       1,662       59,832
Park Place Entertainment
 Corp+                               364        2,730       2,013       15,098
Promus Hotel Corp+                   441       15,518       1,084       38,143
Sodexho Marriott Services
 Inc+                                 44        1,029         221        5,166
Sunburst Hospitality Corp+            19           91         147          707
                                         ------------             ------------
              TOTAL LODGING
                    - VALUE              $     39,121             $    160,803
                    -  COST              $     42,566             $    152,943
MACHINERY
Percent of Net Assets                           0.21%                    0.37%
AGCO Corp                            300 $      1,969         792 $      5,198
AVX Corp                             300        4,106         364        4,982
Black & Decker Corp                  116        5,655         716       34,905
Case Corp                             43          839         579       11,291
Caterpillar Inc                      420       19,136       2,759      125,707
Cummins Engine Co Inc                 25        1,025         288       11,808
Deere & Co                           289        9,447       2,044       66,813
Federal Mogul Corp                   396       19,478         616       30,300
Flowserve Corp                       200        3,313         528        8,745
Harsco Corp                          338        9,485         634       17,792
Ingersoll-Rand Co                    172        8,170       1,330       63,175
Jacobs Engineering Group+              0          --            0          --
Kubota Corp ADR (Japan)            1,434       69,191       5,943      286,750
MagneTek Inc+                          0          --            0          --
Makita Corp ADR (Japan)            1,420       14,023       5,593       55,231
McDermott International Inc           46          917         436        8,693

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        466  $     34,804         437 $     32,638         936 $     69,907
        263         9,978         268       10,167         530       20,107
          0           --            0          --           88        3,086
        877        20,171         804       18,492       1,943       44,689
        701        45,828         714       46,678       1,413       92,374
      2,474       110,711       2,276      101,851       4,609      206,252
        351        27,685         357       28,158         795       62,705
             ------------             ------------             ------------
             $ 11,610,648             $ 10,854,851             $ 22,374,205
             $  8,163,591             $  7,742,387             $ 17,121,744
                    0.09%                    0.12%                    0.15%
        969  $     13,203         720 $      9,810       1,075 $     14,647
      1,665        14,569       1,518       13,283       3,445       30,144
      4,192        66,286       3,563       56,340       8,603      136,034
         88           303         101          347         166          571
      4,035       145,260       3,616      130,175       8,322      299,591
      4,361        32,708       3,584       26,880       8,493       63,697
      1,665        58,587       2,222       78,187       4,456      156,795
        515        12,038         441       10,308       1,181       27,606
        322         1,550         240        1,155         358        1,723
             ------------             ------------             ------------
             $    344,504             $    326,485             $    730,808
             $    295,324             $    303,452             $    713,518
                    0.57%                    0.71%                    0.80%
      1,490  $      9,778       1,428 $      9,371       3,180 $     20,869
        626         8,568         536        7,337       1,148       15,713
      1,722        83,948       1,544       75,270       3,229      157,413
      1,368        26,676       1,301       25,370       2,488       48,516
      6,630       302,079       6,118      278,750      12,494      569,257
        731        29,971         619       25,379       1,301       53,340
      4,645       151,833       4,222      138,006       8,210      268,363
      1,011        49,729       1,337       65,764       2,720      133,789
      1,052        17,424         982       16,264       2,031       33,638
      1,182        33,170       1,212       34,012       2,491       69,903
      3,162       150,195       2,827      134,282       5,592      265,619
        327        12,937           0          --            0          --
     13,676       659,867      13,585      655,475      26,860    1,295,994
        322         3,502           0          --            0          --
     12,909       127,476      12,897      127,358      25,633      253,125
      1,073        21,393       1,042       20,775       1,958       39,038

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Milacron Inc                           51 $        908         337 $      6,003
Nordson Corp                          214       12,733         141        8,390
Pall Corp                             113        2,394         942       19,959
Parker Hannifin Corp                  138        5,123         837       31,074
Pentair Co                            200        7,575         440       16,665
Presstek Inc+                         200        1,650         352        2,904
SPX Corp+                              33        1,885         143        8,169
Tecumseh Products Co Class A          241       11,869         167        8,225
Teleflex Inc                          350       12,447         440       15,648
Thermo Electron Corp+                 169        2,334       1,216       16,796
UCAR International Inc+               200        3,175         528        8,382
Weatherford International+            480        8,160       1,222       20,774
York International Corp               302       10,948         458       16,603
                                          ------------             ------------
             TOTAL MACHINERY
                     - VALUE              $    247,955             $    910,982
                     -  COST              $    320,371             $  1,065,623
MANUFACTURING
Percent of Net Assets                            0.06%                    0.14%
Carlisle Corp                         200 $      8,275         352 $     14,564
Tyco International Ltd                764       56,870       4,300      320,081
West Teleservices+                      0          --            0          --
                                          ------------             ------------
         TOTAL MANUFACTURING
                     - VALUE              $     65,145             $    334,645
                     -  COST              $     36,042             $    205,150
METAL FABRICATORS
Percent of Net Assets                            0.14%                    0.31%
Alcan Aluminum Ltd                    278 $      6,747       1,890 $     45,951
Allegheny Teledyne Inc                183        3,774       1,508       31,103
Armco Inc+                            111          555         953        4,765
Barrick Gold Corp                     423        7,482       2,838       50,197
Battle Mountain Gold Co               247          834       1,807        6,099
Bethlehem Steel Corp+                  17          150         843        7,429
British Steel PLC ADR (UK)            618       12,167       2,172       42,761
Crane Co                              120        3,293         607       16,655
Engelhard Corp                        100        1,781       1,056       18,810
Freeport McMoRan Inc+                 116        1,095         997        9,409
Getchell Gold Corp+                    24          623         228        5,914
Howmet International Inc+               0          --          176        2,838
Kaydon Corp                             0          --            0          --
Laboratory Corp of America
 Holdings+                            660        1,196         367          665
Mitsui & Co Ltd ADR (Japan)           660       71,610       2,475      268,538
Nucor Corp                            121        5,392         699       31,149
Oregon Steel Mills Inc                  0          --            0          --

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        687  $     12,237         662 $     11,792       1,255 $     22,355
        257        15,292         186       11,067         340       20,230
      2,260        47,884       2,113       44,769       4,078       86,402
      1,978        73,433       1,828       67,865       3,624      134,540
        856        32,421         809       30,641       1,766       66,886
        351         2,896         357        2,945         530        4,373
        455        25,992         317       18,109         640       36,560
        302        14,874         222       10,934         381       18,764
        796        28,308         793       28,201       1,678       59,673
      2,961        40,899       2,676       36,962       5,691       78,606
        964        15,304         893       14,176       1,943       30,845
      2,120        36,040       2,013       34,221       4,067       69,138
      1,104        40,020       1,084       39,295       2,283       82,758
             ------------             ------------             ------------
             $  2,074,146             $  1,964,390             $  3,935,707
             $  2,512,503             $  2,443,462             $  4,954,063
                    0.22%                    0.26%                    0.34%
        701  $     29,004         714 $     29,542       1,413 $     58,462
     10,233       761,719       9,307      692,789      21,371    1,590,803
          0           --            0          --          177        1,748
             ------------             ------------             ------------
             $    790,723             $    722,331             $  1,651,013
             $    443,510             $    436,847             $  1,019,826
                    0.47%                    0.59%                    0.66%
      4,330  $    105,273       3,944 $     95,889       7,602 $    184,823
      3,583        73,899       3,323       68,537       6,658      137,320
      1,943         9,715       1,647        8,235       3,846       19,230
      6,737       119,161       6,287      111,201      12,524      221,517
      4,136        13,959       3,980       13,433       7,716       26,042
      2,356        20,762       2,192       19,317       4,179       36,827
      4,442        87,452       4,020       79,144       8,673      170,749
      1,317        36,135       1,216       33,364       2,322       63,709
      2,606        46,419       2,457       43,765       4,731       84,270
      2,948        27,822       2,567       24,226       5,971       56,350
        195         5,058         409       10,608         571       14,810
        351         5,660         268        4,322         795       12,819
        438        13,359           0          --            0          --
        914         1,657         610        1,106       1,181        2,141
      5,822       631,687       5,734      622,138      11,395    1,236,357
      1,646        73,350       1,455       64,838       2,932      130,656
        262         2,505         178        1,702           0          --

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Phelps Dodge Corp                      66 $      3,201         420 $     20,370
Placer Dome Inc                       263        2,877       1,964       21,481
Precision Castparts Corp              100        3,713         264        9,801
Reynolds Metals Co                     49        2,095         576       24,624
Ryerson Tull Inc                      207        3,778         381        6,953
SKF AB ADR (Sweden)                   721       10,094       2,631       36,834
Steel Dynamics Inc+                     0          --          264        4,158
Timken Co                              42          743         470        8,313
USX--U.S. Steel Group                 126        3,189         655       16,580
WMC Ltd ADR (Japan)                 1,130       14,054       3,937       48,966
Worthington Industries Inc             77          977         752        9,541
                                          ------------             ------------
     TOTAL METAL FABRICATORS
                     - VALUE              $    161,420             $    749,904
                     -  COST              $    232,909             $  1,064,071
OFFICE EQUIPMENT & SUPPLIES
Percent of Net Assets                            0.04%                    0.05%
Ingram Micro Inc Class A+             100 $      2,200         176 $      3,872
Ricoh Co Ltd ADR (Japan)+             677       29,899       2,699      119,197
Standard Register Co                  301        8,710           0          --
                                          ------------             ------------
    TOTAL OFFICE EQUIPMENT &
                    SUPPLIES
                     - VALUE              $     40,809             $    123,069
                     -  COST              $     58,427             $    184,789
PHARMACEUTICALS
Percent of Net Assets                            1.58%                    3.80%
Abbott Laboratories                 1,503 $     69,796       9,954 $    462,238
Allergan Inc                           55        4,483         479       39,039
ALZA Corp+                             87        4,562         564       29,575
American Home Products Corp         1,305       77,648       8,653      514,853
Amgen Inc+                            237       29,595       1,579      197,178
Astra AB ADR Series B
 (Sweden)                           4,498       87,991      16,204      316,991
Bergen Brunswig Corp Class A          650       15,884       1,411       34,481
Bristol-Myers Squibb Co               939      118,254       6,569      827,282
Centocor Inc+                         446       18,537         739       30,715
Covance Inc+                           90        2,481         511       14,084
Dura Pharmaceuticals Inc+               0          --          440        6,188
Forest Labs Inc Class A+              464       22,939         739       36,534
Glaxo Holdings PLC ADR (UK)         3,560      228,062      12,692      813,080
ICN Pharmaceuticals Inc               400        8,750       1,073       23,472
Immunex Corp+                         100       14,100         264       37,356
Interneuron Pharmaceuticals
 Co+                                    0          --          352        1,430
IVAX Corp+                          1,230       18,143       1,091       16,092
Lilly (Eli) & Co                    1,104      104,534       7,291      690,366

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,070  $     51,895       1,028 $     49,858       1,972 $     95,641
      4,539        49,645       4,233       46,298       8,593       93,985
        526        19,528         547       20,307       1,060       39,353
      1,274        54,464       1,191       50,915       2,424      103,625
      1,198        21,864       1,132       20,659       2,171       39,621
      5,177        72,478       5,064       70,896      10,261      143,653
        526         8,285         357        5,623         883       13,907
      1,120        19,810       1,073       18,979       2,049       36,242
      1,629        41,234       1,489       37,690       2,787       70,545
      7,849        97,622       7,695       95,707      15,318      190,517
      1,745        22,140       1,624       20,604       3,192       40,498
             ------------             ------------             ------------
             $  1,732,838             $  1,639,361             $  3,265,207
             $  2,443,256             $  2,320,924             $  4,588,495
                    0.08%                    0.10%                    0.11%
        351  $      7,722         357 $      7,854         618 $     13,596
      6,359       280,836       5,625      248,419      12,383      546,876
        379        10,967         279        8,074           0          --
             ------------             ------------             ------------
             $    299,525             $    264,347             $    560,472
             $    430,550             $    377,770             $    788,206
                    5.73%                    7.01%                    8.76%
     24,316  $  1,129,174      21,869 $  1,015,541      50,437 $  2,342,167
      1,169        95,274       1,093       89,079       2,178      177,506
      1,418        74,356       1,251       65,599       2,961      155,266
     21,068     1,253,546      19,080    1,135,259      43,831    2,607,943
      4,045       505,119       3,606      450,298       8,458    1,056,192
     32,190       629,717      31,444      615,122      62,718    1,226,920
      2,004        48,973       2,634       64,368       5,211      127,343
     15,867     1,998,250      14,280    1,798,386      32,966    4,151,655
      1,311        54,488       1,220       50,706       3,551      147,587
        902        24,861         783       21,581       1,454       40,076
        877        12,333         714       10,041       1,502       21,122
      1,255        62,044       1,225       60,561       3,904      193,003
     25,331     1,622,767      24,736    1,584,649      49,292    3,157,768
      1,907        41,716       1,839       40,228       3,763       82,315
        438        61,977         446       63,109         883      124,944
          0           --          536        2,178         795        3,230
      2,036        30,031       1,753       25,857       3,529       52,053
     17,648     1,671,045      15,792    1,495,304      36,520    3,457,987

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Marshall & Ilsley Corp               558 $     31,248       1,279 $     71,624
Merck & Co Inc                     2,266      185,245      15,542    1,270,558
Millipore Corp                        42        1,171         351        9,784
Mylan Laboratories                   703       19,201       1,482       40,477
Novo Nordisk A/S ADR
 (Denmark)                         2,492      142,355       8,861      506,184
Omnicare Inc                         400        9,575       1,244       29,778
Perrigo Co+                          812        6,800         484        4,054
Pfizer Inc                         1,335      176,136       8,444    1,114,079
Pharmacia and Upjohn Inc             517       28,177       3,860      210,370
PharMerica Inc+                       35          197         297        1,671
Rexall Sundown Inc+                  100        1,431         628        8,988
Schering-Plough Corp               1,481       82,842       9,718      543,600
Schweitzer-Mauduit
 International Inc                    20          235          81          952
Sepracor Inc+                          0          --          352       43,912
SmithKline Beecham PLC ADR
 (UK)                              2,145      152,562       7,895      561,531
SouthTrust Corp                      906       36,297       1,922       77,000
ThermoLase Corp+                       0          --           88          286
Warner Lambert Co                    757       52,280       5,436      375,424
Watson Pharmaceutical Inc+           500       24,156         980       47,346
Xoma Ltd+                            188          658           0          --
Zeneca Group PLC ADR (UK)          1,704       69,971       6,131      251,754
                                         ------------             ------------
      TOTAL PHARMACEUTICALS
                    - VALUE              $  1,846,296             $  9,260,326
                    -  COST              $  1,112,569             $  5,055,394
PUBLISHING
Percent of Net Assets                           0.40%                    0.66%
American Greetings Corp
 Class A                             123 $      2,914         580 $     13,739
Belo (A H) Corp                      412        7,468       1,050       19,031
Central Newspapers Class A           200        7,000         176        6,160
Chris-Craft Industries Inc+          119        5,043         236       10,000
Comcast Corp Class A                 290       20,572       2,484      176,209
Donnelley (R R) & Sons Co            139        4,761       1,045       35,791
Dow Jones & Co Inc                    94        4,418         748       35,156
E.W. Scripps Co                      200        8,200         264       10,824
Elsevier NV ADR
 (Netherlands)                     3,727      120,195      13,661      440,566
Ennis Business Forms Inc               0          --            0          --
Gannett Co Inc                       408       25,908       1,880      119,380
Gibson Greetings Inc+                  0          --            0          --
Golden Books Family
 Entertainment Inc+                  234          110           0          --
Harland (John H) Co                   55          739         218        2,929
Harte-Hanks Communications
 Inc                                 200        5,175         528       13,662
Houghton Mifflin Co                  304       13,072         211        9,073
Interpublic Group Co Inc              83        6,209         874       65,386
Knight-Ridder Inc                    124        6,223         662       33,224

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      2,031  $    113,736       1,860 $    104,160       5,582 $    312,591
     38,090     3,113,858      34,250    2,799,937      78,972    6,455,960
        788        21,966         686       19,122       1,718       47,889
      2,348        64,130       2,256       61,617       6,229      170,129
     17,736     1,013,169      17,364      991,918      34,507    1,971,211
      1,765        42,250       2,143       51,298       4,328      103,601
      1,097         9,187         752        6,298       1,484       12,429
     20,705     2,731,766      18,653    2,461,029      43,110    5,687,825
      9,119       496,986       8,449      460,470      17,453      951,188
        837         4,708         707        3,977       1,366        7,684
      1,064        15,229         893       12,781       1,943       27,809
     23,556     1,317,664      21,163    1,183,804      48,806    2,730,085
        188         2,209         157        1,845         310        3,643
          0           --          536       66,866           0          --
     15,771     1,121,712      15,418    1,096,604      30,717    2,184,746
      2,997       120,067       2,839      113,737       7,774      311,445
          0           --            0          --          265          861
     13,255       915,423      11,850      818,390      27,333    1,887,684
      1,590        76,817       1,429       69,039       3,975      192,041
        169           592         172          602           0          --
     12,197       500,839      11,993      492,462      23,804      977,451
             ------------             ------------             ------------
             $ 20,997,979             $ 19,403,822             $ 43,161,349
             $ 10,927,873             $ 10,320,396             $ 25,275,069
                    0.91%                    1.11%                    1.33%
      1,311  $     31,054       1,177 $     27,880       2,455 $     58,152
      1,878        34,039       1,775       32,172       3,692       66,917
        351        12,285         893       31,255       1,943       68,004
        444        18,814         307       13,009         205        8,687
      5,870       416,403       5,297      375,755      12,340      875,368
      2,523        86,413       2,313       79,220       4,750      162,686
      1,700        79,900       1,589       74,683       3,115      146,404
        614        25,174         625       25,625       1,237       50,717
     27,206       877,394      26,521      855,301      52,906    1,706,218
        216         1,931           0          --            0          --
      4,471       283,909       3,996      253,745       9,169      582,231
        214         1,772           0          --            0          --
        274           129         208           98           0          --
        543         7,297         550        7,391         897       12,053
      1,052        27,221         982       25,409       2,120       54,854
        403        17,329         277       11,911         786       33,798
      2,135       159,725       1,978      147,978       4,640      347,129
      1,394        69,961       1,371       68,807       2,588      129,884

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Lee Enterprises Inc                   498 $     13,757           0 $        --
Liberty Media Group Class A+        1,853       99,829       3,812      205,372
Marvel Entertainment Group
 Inc+                                   0          --          200           30
McGraw-Hill Inc                       156       17,072         800       87,550
Media General Inc Class A             280       14,000         194        9,700
Meredith Corp                          82        2,768         404       13,635
Moore Corp Ltd                         44          462         738        7,749
New York Times Co Class A             162        5,022       1,463       45,353
News Corporation Ltd                  874       24,800       3,280       93,070
Primedia Inc+                           0          --          276        3,674
Readers Digest Association
 Class A                              400       13,600       1,156       39,304
Readers Digest Association
 Class B                              200        6,463         264        8,531
Scholastic Inc+                       200        9,850         176        8,668
Times Mirror Co Class A               117        6,530         524       29,246
Washington Post Co Class B             27       14,847          88       48,389
Workflow Management Inc+                0          --          107          756
Ziff Davis Inc+                         0          --          352        5,918
                                          ------------             ------------
            TOTAL PUBLISHING
                     - VALUE              $    467,007             $  1,598,075
                     -  COST              $    349,016             $  1,173,497
REAL ESTATE
Percent of Net Assets                            0.23%                    0.29%
AMB Property Corp REIT                  0 $        --          980 $     20,580
Apartment Investment &
 Management Co Class A REIT             0          --          616       24,101
Archstone Communities Trust
 REIT                                 600       11,738       1,156       22,614
Arden Realty Group Inc REIT           200        4,675         892       20,851
Boston Properties Inc REIT            200        6,463         528       17,061
Camden Property Trust REIT              0          --          528       12,936
CarrAmercia Realty Corp REIT          300        6,450         440        9,460
Castle & Cooke Inc+                   215        3,333         120        1,860
Catellus Development Corp+            300        4,331       1,068       15,419
Chicago Title Corp                    106        3,717         181        6,346
Cornerstone Properties Inc
 REIT                                 400        6,050       1,420       21,478
Crestline Capital Corp REIT+          100        1,275         185        2,359
Echelon International Corp+            68        1,411          47          975
Equity Office Properties
 Trust REIT                         1,200       30,900       2,971       76,503
Equity Residential
 Properties Trust REIT                500       20,500       1,332       54,612
Federal Realty Investment
 Trust                                  0          --            0          --
Fel Cor Lodging Trust Inc
 REIT                                 300        7,088         892       21,074
Franchise Finance Corp REIT             0          --           88        1,936
General Growth Properties
 Inc                                    0          --            0          --
Health Care Property
 Investors Inc REIT                   300        8,813         264        7,755
Hospitalities Properties
 Trust                                  0          --            0          --

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        621  $     17,155         455 $     12,569           0 $        --
      6,105       328,907       5,666      305,255      12,494      673,113
      1,400           210         200           30         600           90
      1,830       200,271       1,627      178,054       3,395      371,539
        359        17,950         259       12,950         503       25,150
        921        31,084         808       27,270       1,701       57,408
      1,538        16,149       1,481       15,550       3,019       31,699
      3,427       106,237       3,174       98,394       6,411      198,740
      6,604       187,389       6,325      179,471      12,875      365,327
        351         4,673         268        3,568         795       10,583
      2,028        68,952       1,875       63,750       3,798      129,131
        263         8,498         268        8,660         530       17,126
        175         8,619         179        8,816         353       17,385
      1,284        71,663       1,149       64,129       2,781      155,214
        158        86,880         119       65,435         287      157,813
        223         1,575         192        1,356         429        3,030
        614        10,323         625       10,508       1,413       23,756
             ------------             ------------             ------------
             $  3,317,285             $  3,086,004             $  6,540,206
             $  2,421,277             $  2,236,767             $  4,831,953
                    0.31%                    0.42%                    0.48%
        363  $      7,623         268 $      5,628         707 $     14,847
      1,052        41,160       1,071       41,903          88        3,443
      1,853        36,249       2,768       54,149       5,741      112,307
      1,502        35,109       1,339       31,299       2,826       66,057
      1,052        33,993       1,071       34,607       2,120       68,502
          0           --            0          --           88        2,156
      1,402        30,143       1,339       28,789       2,826       60,758
        294         4,557         198        3,069         301        4,666
      1,941        28,023       1,875       27,070       3,798       54,833
        361        12,658         725       25,420         717       25,140
      2,554        38,629       2,500       37,813       5,123       77,484
        298         3,800         428        5,457         892       11,373
         84         1,743          62        1,287          57        1,183
      4,815       123,986       5,254      135,290      10,835      279,000
      2,291        93,931       2,232       91,512       4,593      188,312
          0           --            0          --          353        7,788
      1,590        37,564       1,429       33,760       3,003       70,945
          0           --            0          --          265        5,830
          0           --            0          --           88        2,970
        351        10,311         446       13,101         618       18,154
          0           --            0          --           88        2,266

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Host Marriott Corp+                 1,087 $     11,753       2,108 $     22,793
HRPT Properties Trust REIT            700        9,581       1,596       21,845
Kimco Realty Corp REIT                300       11,381         484       18,362
Liberty Property Trust REIT             0          --          892       19,513
Mack-Cali Realty Corp REIT            300        8,681         792       22,919
MAXXAM Inc+                             0          --            0          --
Meditrust Corp REIT                   602        7,375       1,226       15,018
New Plan Excel Realty Trust
 REIT                                 400        8,300         792       16,434
Patriot American Hospitality
 Inc REIT+                            751        4,084       1,911       10,391
Post Properties Inc REIT                0          --          440       15,703
Prison Realty Corp REIT               262        5,224         924       18,422
Public Storage Inc REIT               400       10,200         892       22,746
Simon Property Group Inc
 REIT                                 400       10,175       1,156       29,406
United Dominion Realty Trust
 Inc Reit                             400        3,950       1,508       14,892
Vornado Operating Inc+                 20          138          44          303
Vornado Realty Trust REIT             400       13,750         880       30,250
Weingarten Realty Investors
 REIT                                 200        8,388         176        7,381
Westfield America Inc REIT              0          --          176        3,102
Worldwide Inc REIT                  1,064       32,984       2,182       67,642
                                          ------------             ------------
           TOTAL REAL ESTATE
                     - VALUE              $    262,708             $    695,042
                     -  COST              $    308,669             $    816,084
RETAIL & RELATED
Percent of Net Assets                            1.10%                    2.43%
Abercrombie & Fitch Co+                 6 $        456         642 $     48,792
Amazon.com Inc+                       300       38,438         528       67,650
Ann Taylor Stores Inc+                247        9,340         172        6,504
AutoZone Inc+                         226        7,910       1,101       38,535
Barnes & Noble+                       400       11,825         616       18,211
Bed Bath & Beyond Inc+                500       14,719       1,420       41,801
Benetton SpA ADR (Italy)            2,207       72,003       8,062      263,023
Best Buy Co Inc+                      500       46,375         880       81,620
BJ's Wholesale Club Inc+              365       15,900         440       19,168
Borders Group Inc+                    300        4,144         980       13,536
CDW Computer Centers Inc+               0          --           88        6,127
Charming Shoppes Inc+                  59          199           0          --
Circuit City Stores Inc               127        6,890         744       40,362
Coles Myer Ltd ADR
 (Australia)                        1,114       47,206       3,932      166,619
CompUSA Inc+                          400        4,200       1,332       13,986
Consolidated Stores Corp+              58        1,461         828       20,855
Corporate Express Inc+                550        2,956       1,200        6,450
Costco Co Inc+                        285       22,889       1,676      134,604
CVS Corp                              314       16,642       2,651      140,503
Dayton-Hudson Corp                    373       23,336       2,898      181,306

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      3,339  $     36,103       4,658 $     50,365       9,696 $    104,837
      3,519        48,166       3,393       46,442       6,889       94,292
        745        28,263       1,250       47,422       2,473       93,818
        100         2,188           0          --           88        1,925
      1,402        40,570       1,429       41,352       2,915       84,352
        112         6,552           0          --            0          --
      2,686        32,903       2,329       28,530       5,401       66,161
      1,490        30,918       1,429       29,652       2,915       60,485
      3,424        18,618       3,187       17,329       6,791       36,926
          0           --            0          --           88        3,141
      1,687        33,635       1,640       32,698       3,400       67,787
      1,327        33,839       1,964       50,082       4,063      103,606
      2,028        51,587       1,875       47,695       3,975      101,113
      2,730        26,959       2,589       25,566       5,388       53,206
         90           619          80          550         159        1,093
      1,678        57,681       1,607       55,241       3,268      112,337
        351        14,720         357       14,972         795       33,340
        351         6,186         268        4,724         707       12,461
      3,490       108,190       3,297      102,207       8,793      272,582
             ------------             ------------             ------------
             $  1,117,176             $  1,164,981             $  2,381,476
             $  1,354,409             $  1,456,991             $  2,995,001
                    3.71%                    4.50%                    5.50%
      1,289  $     97,964       1,217 $     92,492         188 $     14,288
        789       101,091         804      103,013       1,855      237,671
        308        11,646         226        8,546         209        7,903
      2,721        95,235       2,613       91,455       5,173      181,054
      1,227        36,273       1,161       34,322       2,473       73,107
      2,379        70,032       2,232       65,705       4,593      135,205
     16,032       523,044      15,716      512,733      31,276    1,020,378
      1,402       130,036       1,339      124,192       4,063      376,842
        436        18,993         328       14,289          88        3,834
      1,765        24,379       1,696       23,426       3,445       47,584
        175        12,184         179       12,463         353       24,578
      2,005         6,767       1,446        4,880       2,971       10,027
      1,848       100,254       1,663       90,218       3,275      177,668
      7,865       333,279       7,659      324,549      15,449      654,650
      2,291        24,056       2,143       22,502       4,416       46,368
      1,939        48,839       1,765       44,456       3,602       90,724
      2,247        12,078       2,009       10,798       4,416       23,736
      3,943       316,672       3,559      285,831       7,376      592,384
      6,283      $332,999       5,558      294,573      13,020      690,059
      7,111       444,882       6,391      399,836      14,755      923,109

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                                  Shares        Value      Shares        Value

------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Department 56 Inc+                   200 $      6,638         176 $      5,841
Dillards Inc Class A                 118        2,935         898       22,338
Dollar General Corp                  473       14,160       1,121       33,560
Dollar Tree Stores Inc+              200        8,000         484       19,360
Eastman Kodak Co                     343       22,702       2,682      177,515
Enesco Group Inc                     220        3,644         150        2,484
Ensco International Inc              600        5,325       1,948       17,289
Family Dollar Stores Inc             660       13,200       1,807       36,140
Federated Department Stores
 Inc+                                179        6,813       1,563       59,492
Fingerhut Co+                        405        9,948         352        8,646
Footstar Inc+                         46        1,173         216        5,508
Fred Myer Inc+                       180       11,565       1,230       79,028
Gap Inc                              612       39,589       3,832      247,883
Global DirectMail Corp+              200        3,288         176        2,893
Hancock Fabrics Inc                    0          --            0          --
Harcourt General Inc                  79        3,619         557       25,518
Heilig Meyers Co                     524        3,406         361        2,347
Home Depot Inc                     1,486       88,695       9,912      591,622
Homebase Inc+                        365        1,893           0          --
Ito Yokado Co Ltd ADR
 (Japan)                           1,720      101,909       6,410      379,793
Jones Apparel Group Inc+             300        8,381       1,068       29,837
Jostens Inc                           77        1,805         265        6,211
K Mart Corp+                         584       10,220       3,762       65,835
Kohls Corp+                          547       37,743         975       67,275
Limited Inc                          197        6,994       1,764       62,622
Longs Drug Stores Corp                66        2,388         324       11,725
Lowe's Co Inc                        414       24,555       2,690      159,551
May Department Stores Co             214       12,680       1,773      105,050
Michaels Stores Inc+                   0          --            0          --
Micro Warehouse Inc+                 300        5,925         264        5,214
Midas Inc                             10          316         128        4,048
Neiman Marcus Group Inc+             100        2,588         264        6,831
Newell Co                            194        8,245       1,055       44,838
Nordstrom Inc                        224        9,016       1,080       43,470
Office Depot Inc+                  1,338       47,750       2,950      105,278
Officemax Inc+                       700        5,425       1,816       14,074
Payless ShoeSource Inc+              217       11,908         362       19,865
Penney (J C) Co Inc                  266        9,609       1,913       69,107
PetSmart Inc+                      1,200        9,450       1,144        9,009
Pier 1 Imports Inc                   550        4,744       1,552       13,386
Rite Aid Corp                        238        9,847       2,018       83,495
Ross Stores Inc                      300       13,725         528       24,156
Ruddick Corp                           0          --            0          --
Saks Inc+                            564       20,269       1,445       51,930

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        263  $      8,728         179 $      5,941         530 $     17,589
      2,035        50,621       1,858       46,218       3,795       94,400
      2,952        88,376       2,605       77,987       6,352      190,162
        920        36,800         937       37,480       1,943       77,719
      6,176       408,774       5,566      368,399      11,026      729,782
        262         4,339         191        3,163         186        3,081
      3,519        31,231       3,393       30,113       6,889       61,139
      3,317        66,340       3,107       62,140       6,433      128,659
      3,836       146,008       3,452      131,391       7,181      273,326
        626        15,376         454       11,151         247        6,067
        457        11,654         341        8,695         578       14,739
      2,800       179,900       2,580      165,764       5,265      338,275
      9,284       600,559       8,364      541,046      19,240    1,244,587
        263         4,323         179        2,942         353        5,802
        300         2,081           0          --            0          --
      1,294        59,281       1,196       54,792       2,328      106,650
        731         4,752         486        3,159       1,148        7,462
     23,977     1,431,127      21,397    1,277,133      49,601    2,960,559
        436         2,262         328        1,702           0          --
     14,810       877,493      14,712      871,685      29,104    1,724,411
      1,853        51,768       1,786       49,896       3,621      101,161
        690        16,172         572       13,406       1,368       32,062
      8,852       154,910       8,327      145,722      16,901      295,767
      2,523       174,087       2,346      161,873       5,331      367,838
      4,092       145,266       3,797      134,793       7,821      277,644
        679        24,571         666       24,101       1,296       46,899
      6,333       375,626       5,889      349,290      12,043      714,299
      4,165       246,776       3,854      228,348       7,897      467,896
          0           --            0          --          177        3,031
        526        10,389         357        7,051         618       12,206
        299         9,456         237        7,495         450       14,231
        526        13,610         536       13,869       1,060       27,428
      2,614       111,095       2,306       98,005       5,455      231,837
      2,701       108,715       2,411       97,043       5,112      205,757
      4,839       172,692       4,453      158,915      11,870      423,610
      3,343        25,908       3,170       24,568       6,492       50,313
      1,002        54,985         996       54,656       2,035      111,670
      4,536       163,863       4,177      150,893       8,645      312,300
      1,928        15,183       1,428       11,246       2,650       20,869
      2,730        23,546       2,589       22,330       5,299       45,704
      4,697       194,338       4,324      178,904       8,831      365,382
      1,315        60,161       1,250       57,188       2,561      117,165
        626        11,542         468        8,629           0          --
      2,532        90,994       2,477       89,017       5,077      182,454

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                       LifePath 2000            LifePath 2010
                            ------------------------ ------------------------
                                 Shares        Value      Shares        Value

-----------------------------------------------------------------------------
COMMON STOCKS (Continued)
School Specialty Inc+                 0 $        --           90 $      1,986
Sears Roebuck & Co                  458       18,606       3,230      131,219
Service Merchandise Co+             771          482           0          --
Sherwin Williams Co                 181        4,355       1,304       31,378
Staples Inc+                      1,741       51,196       2,787       81,955
Sunglass Hut International
 Inc+                               600        5,813         440        4,263
Talbots Inc                         200        4,838         176        4,257
Tandy Corp                          116        6,453         755       41,997
Tech Data Corp+                     300        5,100         616       10,472
TJX Companies Inc                   176        5,027       2,196       62,723
Toys R Us Inc+                      281        3,969       1,961       27,699
U.S. Office Products Co               0          --          203        1,000
Venator Group Inc+                  187          923       1,047        5,170
Walgreen Co                         910       29,120       6,528      208,896
WalMart Stores Inc                2,248      194,170      14,833    1,281,199
Williams-Sonoma Inc+                  0          --            0          --
                                        ------------             ------------
    TOTAL RETAIL & RELATED
                   - VALUE              $  1,289,026             $  5,923,930
                   -  COST              $    865,661             $  3,554,461
SERVICES
Percent of Net Assets                          0.03%                    0.05%
Block (H R) Inc                     105 $      4,764         788 $     35,756
CMS Energy Corp                       0          --            0          --
DeVry Inc+                            0          --            0          --
Public Service Enterprise
 Group                              208        7,904       1,790       68,020
Service Corp International          229        3,521       1,958       30,104
Sotheby's Holdings Inc              611       17,108           0          --
                                        ------------             ------------
            TOTAL SERVICES
                   - VALUE              $     33,297             $    133,880
                   -  COST              $     25,633             $    136,473
SHIPPING
Percent of Net Assets                          0.00%                    0.00%
Halter Marine Group Inc+            273 $      1,092         261 $      1,044
                                        ------------             ------------
            TOTAL SHIPPING
                   - VALUE              $      1,092             $      1,044
                   -  COST              $      3,161             $      3,083
TELECOMMUNICATIONS
Percent of Net Assets                          2.57%                    5.68%
ADC Telecommunications+             772 $     31,266       1,561 $     63,221
Adtran Inc+                         100        2,050         176        3,608
Advanced Fibre
 Communication+                     300        2,438         616        5,005
Airtouch Communications+            645       58,735       3,823      348,132

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    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        187  $      4,126         160 $      3,530         358 $      7,898
      7,432       301,925       6,726      273,243      13,435      545,796
      1,328           830         991          619           0          --
      3,152        75,845       2,843       68,410       5,805      139,682
      6,686       196,611       6,090      179,083      14,727      433,066
        877         8,496         625        6,055       1,148       11,121
          0           --          179        4,330         353        8,538
      1,787        99,402       1,707       94,952       3,363      187,066
      1,052        17,884       1,071       18,207       2,208       37,536
      5,283       150,896       4,564      130,358      10,927      312,101
      4,730        66,811       4,337       61,260       9,243      130,556
        421         2,079         360        1,779         806        3,978
      2,578        12,729       2,311       11,411       4,309       21,276
     16,034       513,088      14,362      459,583      33,240    1,063,679
     36,030     3,112,091      32,430    2,801,140      74,674    6,449,966
          0           --            0          --          442       15,111
             ------------             ------------             ------------
             $ 13,589,194             $ 12,462,378             $ 27,110,471
             $  7,834,248             $  7,279,111             $ 16,752,337
                    0.11%                    0.11%                    0.12%
      1,849  $     83,898       1,733 $     78,635       3,500 $    158,812
      1,152        47,664           0          --            0          --
        100         2,513           0          --           88        2,211
      4,209       159,942       3,836      145,767       7,759      294,841
      4,687        72,063       4,271       65,667       8,849      136,052
        743        20,804         556       15,568           0          --
             ------------             ------------             ------------
             $    386,884             $    305,637             $    591,916
             $    358,220             $    301,962             $    627,807
                    0.00%                    0.00%                    0.00%
        340  $      1,360         307 $      1,228         584 $      2,336
             ------------             ------------             ------------
             $      1,360             $      1,228             $      2,336
             $      3,987             $      3,577             $      6,892
                    8.31%                   10.24%                   12.18%
      2,463  $     99,752       2,336 $     94,608       6,730 $    272,564
        175         3,588         268        5,494         618       12,669
      1,227         9,969       1,161        9,433       2,473       20,093
      9,236       841,053       8,187      745,528      19,000    1,730,186

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Alcatel Alsthom Compagnie
 Generale d'electricite ADR
 (France)                           3,689 $     80,005      13,392 $    290,439
Aliant Communications Inc               0          --            0          --
Alltel Corp                           249       14,909       2,072      124,061
Ameritech Corp                      1,199       78,385       7,222      472,137
Andrew Corp+                           90        1,361         717       10,845
Ascend Communications Inc+            235       18,080       1,412      108,636
Aspect Telecommunication
 Corp+                                  0          --          540        4,151
AT & T Corp                         2,246      184,452      15,047    1,235,734
Bell Atlantic Corp                  1,954      112,232      10,335      593,616
BellSouth Corp                      2,100       97,124      15,179      702,028
British Telecommunications
 PLC ADR (UK)                       2,164      380,052       7,923    1,391,476
Century Telephone Enterprise            0          --            0          --
Ciena Corp+                           100        2,788         628       17,506
Comsat Corp                           510       14,918         704       20,592
Cox Communications Inc Class
 A+                                   413       29,220         769       54,407
Deutsche Telekom Ag ADR
 (Germany)                          4,626      211,060      16,858      769,145
DSP Communications Inc+                 0          --          440        6,600
Ericsson L M Telephone ADR
 (Sweden)                           2,532       65,832       9,126      237,276
Federal Signal Corp                   498       11,672         431       10,102
Frontier Corp                         250        8,984       1,175       42,227
Glenayre Technologies Inc+            650        2,295         572        2,020
Global TeleSystems Group
 Inc+                                 200       11,075         440       24,420
GTE Corp                            1,256       81,482       6,413      416,042
Hong Kong Telecommunications
 Ltd ADR (Hong Kong)               11,724      197,106      42,354      712,075
ICG Communications Inc+               200        3,750         528        9,933
Intermedia Communications
 Inc+                                   0          --          100        1,813
IXC Communications Inc+                 0          --          176        9,152
Leap Wireless International
 Inc+                                 100          594         198        1,176
Loral Space &
 Communications+                    1,042       18,756       2,626       47,268
Lucent Technologies Inc             1,313      133,351       8,643      877,804
MCI WorldCom Inc+                   2,154      177,704      13,480    1,112,099
McLeod Inc Class A+                   200        7,700         440       16,940
Network Appliance Inc+                  0          --          704       29,568
NEXTEL Communications Class
 A+                                   278        8,357       2,205       66,288
Nippon Telegraph & Telegraph
 ADR (Japan)                        1,824       73,986       7,069      286,736
Nokia Corp                            556       75,408       1,988      269,623
Northern Telecom Ltd                  833       48,366       4,347      252,398
NTL Inc+                                0          --          528       41,019
Omnipoint Corp+                       200        2,325         264        3,069
Paging Network Inc+                   500        2,000         616        2,464
Pairgain Technologies Inc+            300        2,588         616        5,313

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    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
     26,784  $    580,878      26,080 $    565,609      52,153 $  1,131,067
        430        17,146           0          --            0          --
      4,912       294,092       4,555      272,730       9,384      561,866
     17,563     1,148,181      15,871    1,037,566      36,619    2,393,966
      1,624        24,563       1,410       21,326       2,963       44,815
      3,734       287,285       3,048      234,505       7,282      560,258
        100           769           0          --        1,060        8,149
     34,292     2,816,231      30,994    2,545,381      61,840    5,078,609
     24,592     1,412,503      22,238    1,277,294      50,344    2,891,633
     35,381     1,636,371      32,755    1,514,918      67,338    3,114,382
     15,823     2,778,914      15,465    2,716,040      30,697    5,391,160
      1,089        67,246           0          --            0          --
      1,240        34,565       1,071       29,854       2,561       71,387
      1,331        38,932       1,352       39,546       2,729       79,822
      1,134        80,231       1,185       83,839       3,311      234,252
     33,615     1,533,684      32,780    1,495,587      65,430    2,985,243
          0           --          536        8,040         883       13,245
     18,184       472,784      17,728      460,927      35,471      922,245
        707        16,570         716       16,781       1,572       36,844
      2,757        99,080       2,459       88,370       5,557      199,704
      1,030         3,637         714        2,521       1,259        4,446
        877        48,674         893       49,562       1,766       98,012
     15,277       991,095      13,779      893,912      31,307    2,031,041
     82,296     1,383,602      82,729    1,390,877     160,192    2,693,221
      1,052        19,791         982       18,474       2,031       38,208
        100         1,813           0          --           88        1,595
        263        13,676         268       13,936         530       27,560
        394         2,339         379        2,250         773        4,590
      4,919        88,542       4,657       83,826       9,620      173,159
     21,043     2,137,180      18,927    1,922,272      43,644    4,432,593
     32,508     2,681,910      29,744    2,453,879      65,936    5,439,719
        877        33,765         804       30,954       1,766       67,990
          0           --            0          --            0          --
      5,143       154,611       4,621      138,918       9,780      294,010
     16,440       666,848      16,358      663,520      32,374    1,313,169
      3,966       537,889       4,011      543,991       7,751    1,051,228
     10,362       601,644       9,386      544,997      21,708    1,260,420
        964        74,891         893       69,375          88        6,837
        351         4,080         357        4,150         530        6,161
      1,315         5,260       1,161        4,644       2,561       10,244
      1,139         9,824       1,071        9,237       2,561       22,089

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (Continued)
Pan Am Sat Corp+                      100 $      3,588         176 $      6,314
Picturetel Corp+                      400        3,269         352        2,877
Qualcom Inc+                          400       29,200         792       57,816
Qwest Communications
 International Inc+                   700       43,006       1,596       98,054
SBC Communication Inc               1,826       96,549      12,922      683,250
Scientific-Atlanta Inc                 75        2,433         649       21,052
SkyTel Communications Inc+              0          --          352        6,336
Sprint Corp                           485       41,619       3,298      283,010
Sprint Corp (PCS Group)+              217        6,944       1,661       53,152
Tel-Save Holdings Inc+                100          994         540        5,366
Tele Danmark A/S ADR
 (Denmark)                          1,649       99,351       5,878      354,150
Tele-Communications TCI
 Ventures Group Class A+            2,216       61,356       4,636      128,359
Telecommunications of New
 Zealand Corp ADR (New
 Zealand)                           1,159       46,360       4,058      162,320
Telefonica de Espana SA ADR
 (Spain)+                             569       78,260       2,066      284,006
Telephone & Data System Inc             0          --            0          --
Tellabs Inc+                          187       14,972       1,201       96,155
U.S. West Inc                         569       30,335       3,863      205,946
Vanguard Cellular Systems
 Class A+                             411       11,457         290        8,084
Vodafone Group PLC ADR (UK)         1,008      183,644       3,682      670,813
Western Wireless Corp Class
 A+                                     0          --           88        2,382
                                          ------------             ------------
    TOTAL TELECOMMUNICATIONS
                     - VALUE              $  3,005,743             $ 13,827,606
                     -  COST              $  1,833,269             $  7,672,179
TEXTILES
Percent of Net Assets                            0.06%                    0.05%
Brown Group Inc                        31 $        484         158 $      2,469
Burlington Industries Inc+            729        4,511         419        2,593
Cintas Corp                           420       29,715         880       62,260
Collins & Aikman Corp                   0          --            0          --
Mohawk Industries Inc+                  0          --            0          --
Shaw Industries Inc                 1,160       25,448       1,622       35,583
Springs Industries Inc Class
 A                                     33        1,097         185        6,151
Unifi Inc+                            168        2,027         892       10,760
West Point Stevens Inc+               200        5,100         528       13,464
                                          ------------             ------------
              TOTAL TEXTILES
                     - VALUE              $     68,382             $    133,280
                     -  COST              $     48,084             $    113,774

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    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
        263  $      9,435         268 $      9,615         618 $     22,171
        614         5,018         446        3,645         707        5,778
      1,227        89,571       1,518      110,814       3,180      232,139
      2,553       156,850       2,321      142,617       6,536      401,555
     31,377     1,659,059      27,867    1,473,467      64,875    3,430,265
      1,429        46,353       1,355       43,953       2,634       85,439
          0           --            0          --            0          --
      7,785       668,050       7,144      613,043      14,791    1,269,252
      3,970       127,040       3,619      115,808       7,585      242,719
        977         9,709         893        8,874       1,855       18,434
     11,681       703,780      11,412      687,572      22,626    1,363,216
      7,348       203,448       6,941      192,178      15,007      415,505
      7,973       318,920       7,771      310,839      15,640      625,599
      4,216       579,653       4,165      572,629       7,997    1,099,614
        725        36,431           0          --            0          --
      3,032       242,749       2,781      222,653       6,478      518,644
      9,084       484,291       8,380      446,758      17,250      919,640
        522        14,551         381       10,620         344        9,589
      7,306     1,331,062       7,058    1,285,878      14,188    2,584,875
          0           --            0          --          265        7,172
             ------------             ------------             ------------
             $ 30,441,428             $ 28,355,634             $ 59,982,057
             $ 16,545,823             $ 15,666,281             $ 35,080,790
                    0.06%                    0.09%                    0.10%
        296  $      4,625         197 $      3,078         224 $      3,500
        996         6,163         669        4,139       1,680       10,395
      1,350        95,513       1,634      115,606       3,339      236,233
          0           --            0          --          353        1,787
          0           --            0          --           88        2,860
      2,918        64,014       2,772       60,811       5,829      127,873
        293         9,742         324       10,773         670       22,278
      1,574        18,986       1,412       17,032       2,950       35,584
      1,152        29,376       1,071       27,311       2,120       54,059
             ------------             ------------             ------------
             $    228,419             $    238,750             $    494,569
             $    205,657             $    202,132             $    445,509

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (Continued)
TOBACCO
Percent of Net Assets                            0.16%                    0.37%
British American Tobacco PLC
 ADR (UK)                           2,121 $     39,504       8,258 $    153,805
Fortune Brands Inc                    180        5,423       1,301       39,193
Philip Morris Co Inc                2,871      112,327      16,097      629,794
Swedish Match AB ADR
 (Sweden)+                            852       28,329       2,502       83,192
                                          ------------             ------------
               TOTAL TOBACCO
                     - VALUE              $    185,583             $    905,984
                     -  COST              $    176,141             $    805,329
TRANSPORTATION
Percent of Net Assets                            0.20%                    0.35%
Alexander & Baldwin Inc               204 $      4,029         607 $     11,988
Burlington Northern Santa Fe          478       15,834       3,689      122,198
Canadian National Railway Co            4          193           6          290
Carnival Corp Class A               1,600       71,200       5,212      231,934
CNF Transportation Inc                262       11,070         670       28,308
Consolidated Freightways
 Corp+                                 31          450         159        2,306
CSX Corp                              197        7,732       1,673       65,665
Fritz Companies Inc+                  200        1,488         176        1,309
Galileo International Inc             200       10,100         440       22,220
Hunt (J B) Transport
 Services                               0          --            0          --
Kansas City Southern
 Industries                           643       30,060       1,341       62,692
Laidlaw Inc Class B                   395        3,037       2,494       19,173
Norfolk Southern Corp                 392       11,001       2,895       81,241
Overseas Shipholding Group            393        4,790         273        3,327
Pittston Brink's Group                323        7,914         546       13,377
Pittston Burlington Group              61          438         141        1,013
Roadway Express Inc                    46          707         139        2,137
Tidewater Inc                         265        4,985         848       15,953
Trinity Industries Inc                322       10,606         563       18,544
Union Pacific Corp                    278       13,031       1,889       88,547
Viad Corp                             536       14,171       1,314       34,739
Wisconsin Central Transport+          400        5,500         704        9,680
Xtra Corp                             200        7,975         176        7,018
Yellow Corp+                           49          876         196        3,504
                                          ------------             ------------
        TOTAL TRANSPORTATION
                     - VALUE              $    237,187             $    847,163
                     -  COST              $    223,702             $    775,663

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                    0.58%                    0.70%                    0.86%
     17,503  $    325,993      16,800 $    312,899      29,974 $    558,265
      3,084        92,906       2,819       84,922       5,727      172,525
     38,944     1,523,684      35,108    1,373,600      80,747    3,159,225
      5,527       183,773       5,155      171,403      10,793      358,866
             ------------             ------------             ------------
             $  2,126,356             $  1,942,824             $  4,248,881
             $  1,852,181             $  1,687,874             $  3,993,110
                    0.46%                    0.57%                    0.66%
      1,064  $     21,014         990 $     19,553       2,190 $     43,252
      8,527       282,457       7,945      263,177      16,252      538,347
         12           580          11          531          23        1,111
      8,710       387,595       8,399      373,755      15,128      673,195
      1,236        52,221       1,226       51,799       2,418      102,160
        355         5,148         255        3,698         503        7,294
      3,923       153,978       3,608      141,613       7,462      292,883
        263         1,956           0          --          353        2,625
        877        44,289         893       45,097       1,855       93,677
        522        12,267           0          --            0          --
      2,112        98,736       1,924       89,947       5,723      267,549
      5,928        45,572       5,557       42,719      10,717       82,386
      6,821       191,414       6,348      178,140      13,012      365,148
        482         5,874         362        4,412         331        4,034
      1,102        26,999       1,020       24,990       2,212       54,193
        287         2,063         197        1,416         355        2,552
        237         3,644         217        3,336         317        4,874
      1,524        28,670       1,326       24,945       2,884       54,254
      1,056        34,782       1,103       36,330       2,213       72,890
      4,475       209,766       4,083      191,390       8,450      396,093
      1,801        47,614       2,257       59,669       4,512      119,285
      1,315        18,081       1,250       17,188       2,650       36,438
        263        10,487         179        7,138         442       17,625
        513         9,170         267        4,773         386        6,900
             ------------             ------------             ------------
             $  1,694,377             $  1,585,616             $  3,238,765
             $  1,576,068             $  1,465,903             $  3,253,160

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FEBRUARY 28, 1999
Portfolio of Investments

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (Continued)
UTILITIES
Percent of Net Assets                            0.26%                    0.74%
AES Corp+                               0 $        --        1,375 $     51,133
Allegheny Energy Inc                    0          --            0          --
Ameren Corp                           188        7,015       1,042       38,880
American Electric Power Inc           136        5,661       1,415       58,899
American Water Works Co Inc           300        9,075         880       26,620
Baltimore Gas & Electric Co           167        4,279       1,069       27,393
Calenergy Inc+                          0          --            0          --
Carolina Power & Light Co             143        5,702       1,163       46,375
Central & South West Corp             170        4,218       1,658       41,139
Cinergy Corp                          157        4,582       1,207       35,229
Conectiv Inc                        1,067       22,607         752       15,933
Consolidated Edison Inc               255       11,921       1,799       84,103
Dominion Resources Inc                198        7,648       1,515       58,517
DTE Energy Co                         218        8,611       1,170       46,215
Duke Power Co                         351       19,963       2,790      158,681
Edison International                  337        8,594       2,733       69,692
El Paso Energy Corp                     0          --            0          --
Energy East Corp                        0          --            0          --
Entergy Corp                          250        7,063       1,881       53,138
FirstEnergy Corp                      260        7,605       1,765       51,626
Florida Progress Corp                   0          --            0          --
FPL Group Inc                         221       11,368       1,403       72,167
GPU Inc                               122        4,865       1,018       40,593
Hawaiian Electric Industries
 Inc                                  192        6,696         387       13,497
Idacorp Inc                             0          --            0          --
Illinova Corp                           0          --            0          --
Interstate Energy Corp                241        6,643       1,121       30,898
IPALCO Enterprises Inc                  0          --            0          --
Kansas City Power & Light Co            0          --            0          --
Keyspan Energy                          0          --            0          --
LG & E Energy Corp                      0          --            0          --
Midamerican Energy Co                   0          --            0          --
Minnesota Power & Light Co            349       14,025         238        9,565
Montana Power Co                        0          --            0          --
National Power ADR (UK)               938       30,720       3,300      108,075
Nevada Power Co                       444       10,628         317        7,588
New Century Energies Inc                0          --           20          811
New England Electric System             0          --            0          --
Niagara Mohawk Power Corp+             71        1,038       1,372       20,066
NIPSCO Industries Inc                   0          --            0          --
Northeast Utilities+                    0          --            0          --
Northern States Power Co              190        4,904       1,260       32,524

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                    1.36%                    1.39%                    1.56%
      3,191  $    118,665       2,980 $    110,819       6,045 $    224,797
      1,586        47,084           0          --            0          --
      2,446        91,266       2,295       85,632       4,650      173,502
      3,396       141,359       3,175      132,158       6,475      269,521
      1,765        53,391       1,607       48,612       3,356      101,518
      2,673        68,496       2,479       63,524       4,947      126,766
        789        22,141           0          --            0          --
      2,719       108,420       2,564      102,240       5,114      203,920
      3,795        94,163       3,497       86,769       7,053      175,002
      2,876        83,943       2,626       76,646       5,284      154,226
      1,337        28,328         973       20,615         907       19,217
      4,203       196,490       3,887      181,716       7,953      371,802
      3,489       134,763       3,274      126,458       6,671      257,666
      2,648       104,596       2,432       96,064       4,876      192,601
      6,556       372,873       6,059      344,605      12,336      701,609
      6,422       163,761       5,920      150,959      12,107      308,728
      1,476        53,782           0          --            0          --
        953        51,105           0          --            0          --
      4,445       125,571       4,059      114,667       8,224      232,327
      4,320       126,360       3,935      115,099       8,125      237,655
      1,257        50,437           0          --            0          --
      3,229       166,092       3,010      154,826       6,234      320,660
      2,252        89,799       2,171       86,569       4,302      171,541
        809        28,214         806       28,109       1,572       54,823
        513        15,935           0          --            0          --
      1,011        24,011           0          --            0          --
      1,829        50,412       1,735       47,821         677       18,660
        773        37,056           0          --            0          --
        837        21,344           0          --            0          --
        630        16,695           0          --            0          --
        870        19,847           0          --            0          --
        596        16,092           0          --            0          --
        421        16,919         312       12,539         296       11,896
        722        43,952           0          --            0          --
      6,631       217,165       6,621      216,837      12,915      422,965
        571        13,668         421       10,078         397        9,503
      1,421        57,639          45        1,825         120        4,868
        884        43,040           0          --            0          --
      3,417        49,974       3,116       45,572       6,359       92,999
      1,779        46,143           0          --            0          --
      1,679        25,080           0          --            0          --
      2,844        73,411       2,646       68,300       5,113      131,978

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                         LifePath 2000            LifePath 2010
                              ------------------------ ------------------------
                                   Shares        Value      Shares        Value

-------------------------------------------------------------------------------
COMMON STOCKS (Continued)
OGE Energy Corp                         0 $        --            0 $        --
Pacificorp                            317        5,686       2,318       41,579
PECO Energy Co                        242        8,576       1,653       58,578
PG & E Corp                           446       14,049       2,915       91,823
Pinnacle West Capital Corp              0          --            0          --
Potomac Electric Power Co               0          --            0          --
PP & L Resources Inc                   87        2,219       1,160       29,580
Public Service Company Of
 New Mexico                             0          --            0          --
Puget Sound Power & Light Co            0          --            0          --
Reliant Energy Inc                    344        9,224       2,243       60,140
SCANA Corp                              0          --            0          --
Sempra Energy                         248        5,208       1,813       38,073
Southern Co                           765       19,173       5,375      134,711
TECO Energy Inc                         0          --            0          --
Texas Utilities Co                    261       11,076       2,099       89,076
Unicom Corp                           228        8,108       1,604       57,042
Wisconsin Energy Corp                   0          --            0          --
                                          ------------             ------------
             TOTAL UTILITIES
                     - VALUE              $    308,750             $  1,799,959
                     -  COST              $    289,186             $  1,658,136

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
      1,073  $     25,618           0 $        --            0 $        --
      5,355        96,055       5,031       90,244       9,944      178,370
      3,982       141,112       3,655      129,524       7,577      268,509
      6,859       216,059       6,331      199,425      13,132      413,657
      1,169        42,230           0          --            0          --
      1,583        38,586           0          --            0          --
      2,677        68,263       2,513       64,082       5,587      142,468
        570         8,764         420        6,458           0          --
        851        20,530           0          --            0          --
      5,309       142,348       4,890      131,112      10,077      270,189
      1,267        29,774           0          --            0          --
      4,323        90,783       3,979       83,559       8,220      172,619
     12,575       315,161      11,671      292,503      23,910      599,243
      1,568        33,908           0          --            0          --
      5,018       212,951       4,656      197,588       9,536      404,683
      3,867       137,520       3,609      128,345       7,337      260,921
      1,442        36,861           0          --            0          --
             ------------             ------------             ------------
             $  4,966,005             $  3,851,899             $  7,701,409
             $  4,307,171             $  3,468,806             $  7,100,085

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                      LifePath 2000            LifePath 2010
                           ------------------------ ------------------------
                                Shares        Value      Shares        Value

----------------------------------------------------------------------------
WARRANTS
Percent of Net Assets                         0.00%                    0.00%
Morrison Knudsen Corp
(03/11/03)+                          4 $         15          17 $         64
Edison Brothers Stores
 (09/26/05)+                         0          --            0          --
Golden State Bancorp
 (01/01/01)+                       200        1,006         500        2,531
Marvel Enterprises
 (10/02/01)                          0          --           17          --
Petrofina SA (08/05/03)+             0          --          100          888
                                       ------------             ------------
           TOTAL WARRANTS
                  - VALUE              $      1,021             $      3,483
                  -  COST              $      1,154             $      2,258
RIGHTS
Percent of Net Assets                         0.00%                    0.00%
MEMC Electronic Materials
 Inc, 01/01/80                     300 $        --          264 $        --
                                       ------------             ------------
             TOTAL RIGHTS
                  - VALUE                       --                       --
                  -  COST                       --                       --
      TOTAL COMMON STOCKS
                  - VALUE              $ 24,095,120             $109,664,322
                  -  COST              $ 18,265,855             $ 76,786,629

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
     Shares         Value      Shares        Value      Shares        Value

-------------------------------------------------------
                    0.00%                    0.00%                    0.00%
         27  $        101          25 $         94          42 $        158
         16             5           0          --            0          --
        800         4,025         900        4,556       1,900        9,559
        130             1          17          --           54          --
        100           888         100          888         200        1,775
             ------------             ------------             ------------
             $      5,020             $      5,538             $     11,492
             $      9,202             $      4,846             $      7,982
                    0.00%                    0.00%                    0.00%
        351  $        --          357 $        --          707 $        --
             ------------             ------------             ------------
                      --                       --                       --
                      --                       --                       --
             $244,592,651             $226,659,217             $480,714,636
             $166,717,305             $156,199,345             $355,254,371

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                        LifePath 2000            LifePath 2010
                             ------------------------ ------------------------
                               Principal        Value   Principal        Value

------------------------------------------------------------------------------
U.S. TREASURY SECURITIES
Percent of Net Assets                          54.89%                   43.01%
U.S. TREASURY BONDS
Percent of Net Assets                          10.23%                    6.12%
U.S. Treasury Bonds, 6.00%-
 13.75%, 02/15/01-02/15/27   $ 9,800,000 $ 11,939,748 $12,350,000 $ 14,912,827
                                         ------------             ------------
  TOTAL U.S. TREASURY BONDS
                    - VALUE              $ 11,939,748             $ 14,912,827
                    -  COST              $ 12,054,628             $ 15,066,890
U.S. TREASURY NOTES
Percent of Net Assets                          44.66%                   36.89%
U.S. Treasury Notes, 4.00%-
 8.75%, 03/31/00-11/15/28    $50,650,000 $ 52,141,836 $86,870,000 $ 89,839,897
                                         ------------             ------------
  TOTAL U.S. TREASURY NOTES
                    - VALUE              $ 52,141,836             $ 89,839,897
                    -  COST              $ 51,684,430             $ 89,030,801
        TOTAL U.S. TREASURY
                 SECURITIES
                    - VALUE              $ 64,081,584             $104,752,724
                    -  COST              $ 63,739,058             $104,097,691

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020             LifePath 2030            LifePath 2040
------------------------- ------------------------ ------------------------
  Principal         Value   Principal        Value   Principal        Value

-------------------------------------------------------
                   26.29%                   14.56%                    1.71%
                    5.19%                   12.69%                    1.71%
$15,700,000  $ 19,020,254 $28,240,000 $ 35,134,246  $6,400,000 $  8,431,605
             ------------             ------------             ------------
             $ 19,020,254             $ 35,134,246             $  8,431,605
             $ 18,674,330             $ 33,690,726             $  8,846,945
                   21.10%                    1.87%                    0.00%
$74,555,000  $ 77,275,058 $ 5,000,000 $  5,165,321  $        0 $        --
             ------------             ------------             ------------
             $ 77,275,058             $  5,165,321                      --
             $ 76,868,767             $  5,265,683                      --
             $ 96,295,312             $ 40,299,567             $  8,431,605
             $ 95,543,097             $ 38,956,409             $  8,846,945

MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS
FEBRUARY 28, 1999
Portfolio of Investments

                                     LifePath 2000             LifePath 2010
                          ------------------------  ------------------------
                           Principal/                Principal/
                               Shares        Value       Shares        Value

------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS
Percent of Net Assets                       30.52%                    18.98%
U.S. TREASURY BILLS
Percent of Net Assets                       22.92%                    10.23%
U.S. Treasury Bills,
 4.30%-4.45%**,
 04/01/99-05/13/99        $26,864,000 $ 26,754,965  $25,023,000 $ 24,918,854
                                      ------------              ------------
     TOTAL U.S. TREASURY
                   BILLS
                 - VALUE              $ 26,754,965              $ 24,918,854
                 -  COST              $ 26,755,729              $ 24,919,688
CASH EQUIVALENTS
Percent of Net Assets                        7.60%                     8.75%
Dreyfus Institutional
 Money Market Fund++          775,364 $    775,364    1,010,585 $  1,010,585
Janus International
 Money Market Fund++        3,100,000    3,100,000    9,300,000    9,300,000
Merrimac Cash Fund-
 Premium Class++            5,000,000    5,000,000   11,000,000   11,000,000
                                      ------------              ------------
  TOTAL CASH EQUIVALENTS
                 - VALUE              $  8,875,364              $ 21,310,585
                 -  COST              $  8,875,364              $ 21,310,585
        TOTAL SHORT-TERM
             INSTRUMENTS
                 - VALUE              $ 35,360,329              $ 46,229,439
                 -  COST              $ 35,636,093              $ 46,230,273
     TOTAL INVESTMENT IN
              SECURITIES
  (NOTES 1 AND 3)- VALUE              $123,807,033              $260,646,485
                 -  COST              $117,636,006              $227,114,593
                                      ------------              ------------
TOTAL INVESTMENT IN
 SECURITIES                   106.05% $123,807,033      107.02% $260,646,485
Other Assets and
 Liabilities, Net             (6.05)%   (7,066,623)     (7.02%)  (17,085,423)
                          ----------- ------------  ----------- ------------
TOTAL NET ASSETS              100.00% $116,740,410      100.00% $243,561,062
                          =========== ============  =========== ============
 + Non-income earning securities.
++ Represents investment of collateral received from securities lending trans-
   actions. See Note 4.
 * Cost for federal income tax purposes is $117,642,542, $227,165,080,
   $315,139,476, $221,836,741, $414,678,012 for Lifepath 2000, Lifepath 2010,
   Lifepath 2020, Lifepath 2030, and Lifepath 2040, respectively and net unrealized appreciation consists of:
Gross Unrealized
 Appreciation                         $  8,302,397              $ 38,682,689
Gross Unrealized
 Depreciation                           (2,137,906)               (5,201,284)
                                      ------------              ------------
Net Unrealized
 Appreciation                          $ 6,164,491              $ 33,481,405
                                      ============              ============

** Yield to maturity.

The accompanying notes are an integral part of these financial statements.

    MASTER INVESTMENT PORTFOLIO--LIFEPATH MASTER PORTFOLIOS--FEBRUARY 28,
    1999

           LifePath 2020              LifePath 2030             LifePath 2040
-------------------------  ------------------------  ------------------------
 Principal/                 Principal/                Principal/
     Shares         Value       Shares        Value       Shares        Value

-------------------------------------------------------
                   14.26%                     9.61%                     9.79%
                    5.95%                     2.98%                     0.75%
$21,868,000  $ 21,772,205  $ 8,305,000 $  8,266,625  $ 3,688,000 $  3,666,849
             ------------              ------------              ------------
             $ 21,772,205              $  8,266,625              $  3,666,849
             $ 21,773,013              $  8,266,782              $  3,666,671
                    8.31%                     6.63%                     9.04%
     33,039  $     33,039    1,147,440 $  1,147,440      922,675 $    922,675
 12,900,000    12,900,000    4,700,000    4,700,000   20,100,000   20,100,000
 17,500,000    17,500,000   12,500,000   12,500,000   23,500,000   23,500,000
             ------------              ------------              ------------
             $ 30,433,039              $ 18,347,440              $ 44,522,675
             $ 30,433,039              $ 18,347,440              $ 44,522,675
             $ 52,205,244              $ 26,614,065              $ 48,189,524
             $ 52,206,052              $ 26,614,222              $ 48,189,346
             ------------              ------------              ------------
             $393,093,207              $293,572,849              $537,335,765
             $314,466,454              $221,769,976              $412,290,662
             ------------              ------------              ------------
    107.35%  $393,093,207      106.05% $293,572,849      109.10% $537,335,765
    (7.35%)   (26,929,574)     (6.05%)  (16,742,431)     (9.10%)  (44,816,880)
-----------  ------------  ----------- ------------  ----------- ------------
    100.00%  $366,163,633      100.00% $276,830,418      100.00% $492,518,885
===========  ============  =========== ============  =========== ============
             $ 88,286,197              $ 81,422,945              $144,148,706
              (10,332,466)               (9,686,837)              (21,490,953)
             ------------              ------------              ------------
             $ 77,953,731              $ 71,736,108              $122,657,753
             ============              ============              ============

MASTER INVESTMENT PORTFOLIO--MONEY MARKET
MASTER PORTFOLIO--FEBRUARY 28, 1999
Portfolio of Investments

                                                        Yield     Maturity
  Principal  Security Name                           to Maturity    Date      Value

             CERTIFICATES OF DEPOSIT-19.42%
 $ 5,000,000 Abbey National Treasury Service                5.04% 02/08/00 $  4,998,172
   5,000,000 ABN Amro Bank NV                               5.14  02/22/00    4,998,099
   3,000,000 Bayerische Hypo-Und Vereinsbank AG             5.23  03/01/00    3,000,290
   5,000,000 Canadian Imperial Bank of Commerce             5.71  04/01/99    5,001,951
  10,000,000 FCC National Bank                              4.98  06/15/99   10,000,000
   7,000,000 Morgan Guaranty Trust Co                       5.13  05/10/99    7,000,000
   7,000,000 Nationsbank NA                                 5.06  05/17/99    7,000,000
   5,000,000 Toronto-Dominion Bank                          5.00  06/21/99    5,000,000
   4,000,000 Toronto-Dominion Bank                          5.08  12/29/99    4,001,912
                                                                           ------------
             TOTAL CERTIFICATES OF DEPOSIT                                 $ 51,000,424
             COMMERCIAL PAPER-66.44%
 $ 3,119,000 Alpine Securitization Corp                     4.87% 03/04/99 $  3,116,890
   6,876,000 Alpine Securitization Corp                     4.88  04/13/99    6,834,056
   6,000,000 Amsterdam Funding Corp                         4.90  04/13/99    5,963,250
   4,000,000 Atlantis One Funding Corp                      4.98  03/25/99    3,985,613
   5,000,000 Atlantis One Funding Corp                      4.85  06/14/99    4,927,924
   3,000,000 Atlantis One Funding Corp                      4.89  08/25/99    2,927,058
   7,000,000 Banco Mercantile Del Norte                     4.82  09/27/99    6,801,309
  10,000,000 Corporate Receivables Corp                     4.90  04/14/99    9,937,389
  10,000,000 Den Danske Corp                                4.87  06/14/99    9,855,401
   4,000,000 First National Bank Chicago                    5.75  05/08/99    3,999,630
   8,500,000 General Electric Capital Corp                  4.93  06/08/99    8,382,433
  10,000,000 General Electric Capital Services Inc          4.94  05/13/99    9,897,083
  10,000,000 General Electric Co                            5.00  04/12/99    9,938,889
  12,318,000 General Motors Acceptance Corp                 4.87  03/01/99   12,314,667
   8,000,000 Mont Blanc Capital Corp                        4.86  03/26/99    7,970,840
  10,000,000 Monte Rosa Capital Corp                        4.84  03/15/99    9,978,489
  10,000,000 National Bank of Canada                        4.88  06/14/99    9,855,045
   5,000,000 Nationsbank NA                                 4.95  10/06/99    5,000,000
   5,000,000 Nordbanken NA                                  4.86  04/07/99    4,973,675
   3,353,000 Park Avenue Receivables Corp                   4.85  03/25/99    3,341,255
   8,000,000 Thames Asset Global Securitization             4.85  04/15/99    7,949,345
  10,000,000 Twin Towers Inc                                4.87  03/01/99    9,997,294
   4,000,000 Variable Funding Capital Corp                  4.86  03/10/99    3,994,060
   5,000,000 WCP Funding Corp                               4.90  03/11/99    4,991,833
   3,000,000 Windmill Funding Corp                          4.84  04/19/99    2,979,430
   4,611,000 Windmill Funding Corp                          4.90  04/01/99    4,590,289
                                                                           ------------
             TOTAL COMMERCIAL PAPER                                        $174,503,147

    MASTER INVESTMENT PORTFOLIO--MONEY MARKET MASTER PORTFOLIO--FEBRUARY 28,
    1999

MASTER INVESTMENT PORTFOLIO--MONEY MARKET
MASTER PORTFOLIO--FEBRUARY 28, 1999
Portfolio of Investments

                                        Yield to  Maturity
  Principal  Security Name              Maturity    Date       Value

             U.S. GOVERNMENT AGENCY SECURITIES-1.90%
 $ 5,000,000 Federal Home Loan Bank         4.95% 02/17/00  $  4,997,666
                                                            ------------
             TOTAL U.S. GOVERNMENT AGENCY SECURITIES        $  4,997,666
             VARIABLE & FLOATING RATE NOTES-9.14%
 $ 7,000,000 Bank One NA                    5.03% 04/26/99  $  7,002,075
  10,000,000 Household Financing Corp       5.27  04/19/99    10,000,000
   7,000,000 Wachovia Bank NA               4.80  05/14/99     6,998,993
                                                            ------------
             TOTAL VARIABLE & FLOATING RATE NOTES           $ 24,001,068
             REPURCHASE AGREEMENTS-3.81%
  10,007,000 Merrill Lynch & Co. Inc.
             Repurchase Agreement dated
             2/26/99 due 3/1/99 with a
             maturity value of $10,010,121 and
             an effective yield of 4.85%
             collateralized by Federal Home
             Loan Corp. obligations with rates
             ranging from 6.13% to 7.43%,
             maturity dates ranging from
             04/01/17 to 07/01/37, and an
             aggregate market value of
             $6,941,059, Federal National
             Mortgage Association obligations
             with rates ranging from 5.94% to
             7.64%, maturity dates ranging
             from 01/01/07 to 06/01/27, and an
             aggregate market value of
             $3,269,264........................               10,007,000
         773 Morgan Stanley Triparty
             Repurchase Agreement dated
             2/26/99 due 3/1/99 with a
             maturity value of $773 and an
             effective yield of 4.53%
             collateralized by U.S. Treasury
             Notes with a rate of 6.25%, a
             maturity date of 08/31/00 and a
             market value of $10,173...........                      773
                                                            ------------
             TOTAL REPURCHASE AGREEMENTS                      10,007,773
             TOTAL INVESTMENT IN SECURITIES         100.71% $264,510,078
             (Cost $264,510,078) ** (Notes 1
             and 3)
             Other Assets and Liabilities           (0.71)%   (1,863,757)
                                                  --------  ------------
             TOTAL NET ASSETS                       100.00% $262,646,321
                                                  ========  ============

--------------------------------------------------------------------------------
** Cost for income tax purposes is the same as for financial statement purpos-es.

The accompanying notes are an integral part of these financial statements.

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MASTER PORTFOLIO--FEBRUARY 28, 1999
Portfolio of Investments

Security Name                    Shares    Value

COMMON STOCKS-94.09%
ADVERTISING-0.11%
Omnicom Group                    57,919 $  3,837,134
                                        ------------
             TOTAL ADVERTISING
                       - VALUE          $  3,837,134
                       -  COST          $  2,634,965
AEROSPACE & DEFENSE-1.26%
Allied Signal Inc               192,506 $  7,964,936
Boeing Co                       343,307   12,208,855
Briggs & Stratton Corp            8,142      397,431
General Dynamics Corp            43,650    2,638,097
Lockheed Martin Corp            134,914    5,084,571
Northrop Grumman Corp            23,400    1,458,113
Rockwell International Corp      65,783    2,923,232
Textron Inc                      54,530    4,253,340
United Technologies Corp         77,458    9,595,110
                                        ------------
     TOTAL AEROSPACE & DEFENSE
                       - VALUE          $ 46,523,685
                       -  COST          $ 38,060,675
AIRLINES-0.44%
AMR Corp+                        62,790 $  3,480,921
Delta Air Lines Inc              49,124    2,987,353
FDX Corp+                        50,668    4,838,794
Southwest Airlines Co           115,120    3,467,990
USAirways Group Inc+             30,167    1,429,162
                                        ------------
                TOTAL AIRLINES
                       - VALUE          $ 16,204,220
                       -  COST          $ 11,258,700
APPAREL-0.24%
Fruit of the Loom Inc Class A+   25,177 $    319,433
Liz Claiborne Inc                22,371      753,623
Nike Inc Class B                 98,482    5,281,097
Reebok International Ltd+        19,551      315,260
Russell Corp                     12,682      247,299
VF Corp                          41,207    1,983,087
                                        ------------
                 TOTAL APPAREL
                       - VALUE          $  8,899,799
                       -  COST          $  7,514,952

164
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MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--FEBRUARY 28, 1999
Portfolio of Investments

Security Name                       Shares    Value

COMMON STOCKS (Continued)
AUTO PARTS & EQUIPMENT-0.58%
Cooper Tire & Rubber Co             26,221 $    517,865
Dana Corp                           56,874    2,146,994
Deluxe Corp                         27,778      940,980
Eaton Corp                          24,588    1,705,793
Genuine Parts Co                    61,946    1,854,509
Goodyear Tire & Rubber Co           53,526    2,475,578
Illinois Tool Works Inc             85,931    5,907,756
ITT Industries Inc                  35,831    1,399,648
Navistar International Corp+        23,101      993,343
PACCAR Inc                          26,968    1,129,285
The Pep Boys--Manny Moe & Jack      18,351      334,906
TRW Inc                             41,140    1,943,865
                                           ------------
     TOTAL AUTO PARTS & EQUIPMENT
                          - VALUE          $ 21,350,522
                          -  COST          $ 17,929,784
AUTOMOBILES-1.17%
Ford Motor Co                      415,523 $ 24,645,708
General Motors Corp Class A        224,829   18,562,444
                                           ------------
                TOTAL AUTOMOBILES
                          - VALUE          $ 43,208,152
                          -  COST          $ 27,144,553
BANK & FINANCE-11.72%
American Express Corp              155,306 $ 16,850,701
Associates First Capital Corp      248,230   10,084,344
Bank of New York Inc               261,426    9,133,571
Bank One Corp                      402,126   21,614,273
BankAmerica Corp                   594,466   38,826,061
BankBoston Corp                    100,964    4,082,732
Bankers Trust Corp                  32,808    2,854,296
BB&T Corp                          100,653    3,812,232
Bear Stearns Co Inc                 40,609    1,738,573
Capital One Financial Corp          22,567    2,880,113
Chase Manhattan                    290,441   23,126,365
Citigroup Inc                      780,319   45,843,741
Comerica Inc                        53,405    3,538,081
Countrywide Credit Industries Inc   38,182    1,446,143
Equifax Inc                         50,701    1,913,963
Federal Home Loan Mortgage Corp    233,058   13,721,290

                                                                             165
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MASTER PORTFOLIO--FEBRUARY 28, 1999
Portfolio of Investments

Security Name                     Shares    Value

COMMON STOCKS (Continued)
Federal National Mortgage Assoc  356,191 $ 24,933,370
Fifth Third Bancorp               91,514    6,045,644
First Union Corp                 340,327   18,143,683
Firstar Corp                      78,982    6,614,743
Fleet Financial Group Inc        195,298    8,385,608
Franklin Resources Inc            87,168    2,773,032
Golden West Financial             19,567    1,838,075
Household International Inc      165,381    6,718,603
Huntington Bancshares Inc         72,615    2,305,526
Keycorp                          155,917    5,028,323
Lehman Brothers Holdings          39,943    2,116,979
MBNA Corp                        274,917    6,666,737
Mellon Bank Corp                  89,735    6,068,329
Mercantile Bancorp                53,608    2,445,865
Merrill Lynch & Co Inc           121,536    9,327,888
MGIC Investment Corp              37,612    1,281,159
Morgan (J P) & Co Inc             59,963    6,682,127
Morgan Stanley Dean Witter       198,350   17,950,675
National City Corp               113,728    7,946,744
Northern Trust Corp               38,174    3,411,801
PNC Bank Corp                    103,389    5,382,690
Regions Financial Corp            75,659    2,875,042
Republic New York Corp            36,945    1,674,070
Ryder System Inc                  24,801      669,627
Schwab (Charles) Corp            137,785   10,273,594
SLM Holding Corp                  56,989    2,443,403
State Street Boston Corp          55,235    4,235,834
Summit Bancorp                    59,690    2,305,526
SunTrust Banks Inc               109,269    7,423,463
Synovus Financial Corp            91,259    2,173,105
U.S. Bancorp                     249,395    8,058,576
Union Planters Corp               46,322    2,093,175
Wachovia Corp                     69,778    5,935,491
Washington Mutual Inc            204,080    8,163,200
Wells Fargo & Co                 555,500   20,414,625
                                         ------------
           TOTAL BANK & FINANCE
                        - VALUE          $432,272,811
                        -  COST          $302,099,858

166
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    28, 1999

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--FEBRUARY 28, 1999
Portfolio of Investments

Security Name                         Shares    Value

COMMON STOCKS (Continued)
BASIC INDUSTRIES-1.20%
Alcoa Inc                            129,230 $  5,233,815
ASARCO Inc                            13,913      196,521
Avery-Dennison Corp                   40,033    2,149,272
Baker Hughes Inc                     111,342    2,004,156
Bemis Co                              18,037      614,385
Boise Cascade Corp                    19,443      603,948
Champion International Corp           32,971    1,219,927
Cyprus Amax Minerals                  31,793      357,671
Dover Corp                            76,799    2,611,166
Fort James Corp                       75,901    2,267,542
Georgia-Pacific Corp                  30,400    2,226,800
Harnischfeger Industries Inc          16,712      128,474
Homestake Mining Co                   80,453      739,162
Ikon Office Solutions Inc             47,200      666,700
Inco Ltd                              57,458      725,407
Louisiana-Pacific Corp                37,482      688,732
Mead Corp                             35,487    1,080,136
Minnesota Mining & Manufacturing Co  137,901   10,213,293
NACCO Industries Inc Class A           2,652      233,376
Newmont Mining Corp                   56,513      974,849
Potlatch Corp                         10,034      348,054
Sealed Air Corp+                      28,555    1,449,166
Union Camp Corp                       23,854    1,595,236
Westvaco Corp                         35,127      785,967
Weyerhauser Co                        68,329    3,809,342
Willamette Industries Inc             38,139    1,389,690
                                             ------------
             TOTAL BASIC INDUSTRIES
                            - VALUE          $ 44,312,787
                            -  COST          $ 44,415,464
BEVERAGES-2.63%
Anheuser-Busch Inc                   164,223 $ 12,593,851
Coca-Cola Co                         846,537   54,125,459
Coca-Cola Enterprises Co             134,742    4,177,002
Coors (Adolph) Co Class B             12,691      755,908
Diageo PLC ADR (UK)                       17          769
Pepsico Inc                          503,992   18,962,699
Seagrams Co Ltd                      135,567    6,286,920
                                             ------------
                    TOTAL BEVERAGES
                            - VALUE          $ 96,902,608
                            -  COST          $ 71,102,447

                                                                             167
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Portfolio of Investments

Security Name                         Shares    Value

COMMON STOCKS (Continued)
BROADCASTING-1.15%
Clear Channel Communications Inc+     90,201 $  5,412,060
Kingworld Productions+                25,313      669,212
MediaOne Group Inc+                  208,464   11,361,288
Tele-Communications Inc Class A+     184,800   11,607,750
Tribune Co                            40,831    2,707,606
Viacom Inc Class B+                  119,572   10,567,176
                                             ------------
                 TOTAL BROADCASTING
                            - VALUE          $ 42,325,092
                            -  COST          $ 23,130,804
BUILDING MATERIALS & SERVICES-0.39%
Cooper Industries Inc                 35,732 $  1,563,275
Corning Inc                           79,569    4,256,942
Danaher Corp                          45,577    2,199,090
Owens Corning Fiberglass Corp         18,462      587,322
Owens Illinois Inc+                   53,386    1,277,927
PPG Industries Inc                    61,000    3,175,813
Snap-On Inc                           20,427      577,063
Stanley Works                         30,760      747,853
                                             ------------
TOTAL BUILDING MATERIALS & SERVICES
                            - VALUE          $ 14,385,285
                            -  COST          $ 13,739,756
BUSINESS SERVICES-0.30%
Cendant Corp+                        293,228 $  4,856,589
Dun & Bradstreet Corp                 57,548    1,971,019
Ecolab Inc                            44,444    1,772,205
Paychex Inc                           56,349    2,387,789
                                             ------------
            TOTAL BUSINESS SERVICES
                            - VALUE          $ 10,987,602
                            -  COST          $ 11,922,176
CHEMICALS-1.65%
Air Products & Chemicals Inc          79,694 $  2,560,170
Clorox Co                             37,729    4,463,812
Dow Chemical Co                       76,172    7,493,421
Du Pont (E I) De Nemours             386,722   19,843,673
Eastman Chemical Co                   27,144    1,280,858
FMC Corp+                             11,492      588,247
Goodrich (B F) Co                     25,061      855,207

168
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    28, 1999

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--FEBRUARY 28, 1999
Portfolio of Investments

Security Name                           Shares    Value

COMMON STOCKS (Continued)
Grace (W R) Co+                         25,678 $    345,048
Great Lakes Chemical Corp               20,478      797,362
Hercules Inc                            33,917      939,077
International Flavor & Fragrances       36,598    1,507,380
Monsanto Co                            215,235    9,806,645
Morton International Inc                38,600    1,394,425
Nalco Chemical Co                       22,680      637,875
Praxair Inc                             54,319    1,897,770
Rohm & Haas Co                          57,360    1,792,500
Rubbermaid Inc                          51,667    1,708,240
Sigma-Aldrich Corp                      34,800      917,850
Union Carbide Corp                      45,779    2,014,276
                                               ------------
                      TOTAL CHEMICALS
                              - VALUE          $ 60,843,836
                              -  COST          $ 52,893,054
COMPUTER SOFTWARE-6.62%
3Com Corp+                             123,240 $  3,874,358
Adobe Systems Inc                       22,666      912,307
America Online Inc                     314,684   27,987,208
Autodesk Inc                            16,038      643,525
Automatic Data Processing              207,611    8,252,537
BMC Software Inc+                       73,630    3,009,626
Ceridian Corp+                          24,613    1,762,906
Computer Associates International Inc  184,958    7,768,236
Computer Sciences Corp                  54,243    3,613,940
Compuware Corp+                         62,899    3,518,413
Electronic Data Systems Corp           169,350    7,874,775
First Data Corp                        152,158    5,820,044
IMS Health Inc                         110,162    3,910,751
Microsoft Corp+                        856,349  128,559,394
Novell Inc+                            121,091    2,346,138
Oracle Systems Corp+                   333,857   18,654,260
Parametric Technology Corp+             92,386    1,420,435
Peoplesoft Inc+                         79,743    1,505,149
Sun Microsystems Inc+                  130,760   12,724,583
                                               ------------
              TOTAL COMPUTER SOFTWARE
                              - VALUE          $244,158,585
                              -  COST          $143,456,022

                                                                             169
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MASTER PORTFOLIO--FEBRUARY 28, 1999
Portfolio of Investments

Security Name                           Shares    Value

COMMON STOCKS (Continued)
COMPUTER SYSTEMS-5.91%
Apple Computer Inc+                     46,096 $  1,604,717
Cabletron Systems Inc+                  55,039      447,192
Cisco Systems Inc+                     542,249   53,038,730
Compaq Computer Corp                   583,999   20,585,965
Data General Corp+                      17,039      235,351
Dell Computer Corp+                    437,319   35,040,185
EMC Corp+                              172,440   17,653,545
Gateway 2000 Inc+                       53,600    3,896,050
Harris Corp                             27,659      860,886
Hewlett-Packard Co                     356,248   23,668,227
International Business Machine Corp    320,521   54,488,570
Seagate Technology Inc+                 84,281    2,438,881
Shared Medical System Corp               9,110      464,610
Silicon Graphics Inc+                   64,542    1,028,638
Unisys Corp+                            87,169    2,598,726
                                               ------------
             TOTAL COMPUTER SYSTEMS
                            - VALUE            $218,050,273
                            -  COST            $108,943,260
CONTAINER & PACKAGING-0.25%
Ball Corp                               10,353 $    433,532
Crown Cork & Seal Co                    42,146    1,169,552
International Paper Co                 105,240    4,420,080
Temple-Inland Inc                       19,218    1,151,879
Tenneco Inc                             58,722    1,757,990
Tupperware Corp                         19,961      349,318
                                               ------------
        TOTAL CONTAINER & PACKAGING
                            - VALUE            $  9,282,351
                            -  COST            $ 10,520,804
ELECTRICAL EQUIPMENT-3.64%
Aeroquip-Vickers Inc                     9,543 $    540,372
General Electric Co                  1,125,405  112,892,189
Grainger (W W) Inc                      32,777    1,458,577
Masco Corp                             117,773    3,091,541
Motorola Inc                           206,187   14,484,637
National Service Industries Inc         14,501      465,845

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    28, 1999

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--FEBRUARY 28, 1999
Portfolio of Investments

Security Name                Shares    Value

COMMON STOCKS (Continued)
Raychem Corp                 27,372 $    624,424
Thomas & Betts Corp          19,170      799,149
                                    ------------
TOTAL ELECTRICAL EQUIPMENT
                   - VALUE          $134,356,734
                   -  COST          $ 81,035,083
ELECTRONICS-4.21%
Advanced Micro Devices+      49,200 $    879,450
AMP Inc                      75,272    4,003,530
Applied Materials Inc+      127,012    7,065,043
CBS Corp                    242,601    8,945,912
Commscope Inc+                    2           37
EG&G Inc                     15,572      412,658
Emerson Electric Co         151,371    8,694,372
General Instrument Corp+     57,035    1,668,274
Honeywell Inc                43,416    3,036,407
Intel Corp                  572,559   68,671,295
Johnson Controls Inc         29,137    1,791,926
KLA Instruments Corp+        29,751    1,541,474
LSI Logic Corp+              48,795    1,265,620
Micron Technology Inc+       81,074    4,671,867
National Semiconductor+      57,040      598,920
Perkin-Elmer Corp            16,968    1,607,718
Pitney Bowes Inc             93,675    5,919,089
Raytheon Co Class B         115,852    6,190,841
Solectron Corp+              80,786    3,610,124
Tektronix Inc                16,446      320,697
Texas Instruments Inc       133,869   11,939,441
Xerox Corp                  225,150   12,425,466
                                    ------------
         TOTAL ELECTRONICS
                   - VALUE          $155,260,161
                   -  COST          $ 97,237,656
ENERGY & RELATED-5.30%
Amerada Hess Corp            31,121 $  1,412,115
Anadarko Petroleum Corp      41,399    1,138,473
Apache Corp                  33,296      663,839
Ashland Inc                  26,196    1,165,722
Atlantic Richfield Corp     110,377    6,029,344
Burlington Resources Inc     61,090    1,977,789
Chevron Corp                224,051   17,223,921

                                                                             171
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Portfolio of Investments

Security Name                      Shares    Value

COMMON STOCKS (Continued)
Coastal Corp                       73,165 $  2,341,280
Columbia Gas System Inc            28,684    1,448,542
Consolidated Natural Gas Co        33,003    1,813,102
Eastern Enterprises                 7,388      283,976
Enron Corp                        113,724    7,392,060
Exxon Corp                        835,005   55,580,020
Halliburton Co                    151,220    4,271,965
Helmerich & Payne Inc              17,480      285,143
Kerr-McGee Corp                    16,339      466,683
Mobil Corp                        267,901   22,286,014
NICOR Inc                          16,447      628,070
Occidental Petroleum Corp         119,175    1,795,073
ONEOK Inc                          10,777      290,305
Oryx Energy Co+                    33,958      352,314
Peoples Energy Corp                12,371      419,841
Phillips Petroleum Co              87,600    3,389,025
Rowan Co Inc+                      29,327      252,945
Royal Dutch Petroleum Corp        736,514   32,314,552
Schlumberger Ltd                  187,581    9,109,402
Sonat Offshore Drilling Co         37,778      956,256
Sunoco Inc                         32,283      982,614
Texaco Inc                        183,685    8,552,833
Union Pacific Resources Group      86,976      777,348
Unocal Corp                        83,202    2,345,256
USX--Marathon Group               105,082    2,173,884
Williams Co Inc                   147,098    5,442,626
                                          ------------
          TOTAL ENERGY & RELATED
                         - VALUE          $195,562,332
                         -  COST          $167,611,434
ENGINEERING & CONSTRUCTION-0.10%
Armstrong World Industries Inc     13,698 $    673,770
Centex Corp                        20,576      757,454
Fleetwood Enterprises Inc          12,106      392,688
Fluor Corp                         26,114      918,898
Foster Wheeler Corp                14,070      175,875
Kaufman & Broad Home Corp          15,755      354,488
Pulte Corp                         15,093      363,175
                                          ------------
TOTAL ENGINEERING & CONSTRUCTION
                         - VALUE          $  3,636,348
                         -  COST          $  4,042,600

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    1999

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--FEBRUARY 28, 1999
Portfolio of Investments

Security Name                       Shares    Value

COMMON STOCKS (Continued)
ENTERTAINMENT & LEISURE-1.61%
Brunswick Corp                      33,178 $    707,106
Disney (Walt) Co                   703,705   24,761,620
Harrah's Entertainment Inc+         42,245      704,963
Hasbro Inc                          45,095    1,668,515
Mattel Inc                          99,077    2,613,156
Mirage Resorts Inc+                 62,181    1,212,530
Polaroid Corp                       15,445      368,749
Time Warner Inc                    421,441   27,182,945
                                           ------------
    TOTAL ENTERTAINMENT & LEISURE
                          - VALUE          $ 59,219,584
                          -  COST          $ 39,209,547
ENVIRONMENTAL CONTROL-0.31%
Browning-Ferris Industries Inc      59,799 $  1,883,669
Waste Management Inc               197,408    9,648,316
                                           ------------
      TOTAL ENVIRONMENTAL CONTROL
                          - VALUE          $ 11,531,985
                          -  COST          $ 11,502,357
FOOD & RELATED-3.68%
Albertson's Inc                     84,309 $  4,805,613
American Stores Co                  94,382    3,185,393
Archer-Daniels-Midland Co          204,137    3,087,572
Bestfoods                           98,199    4,609,216
Brown-Forman Corp Class B           23,697    1,562,521
Campbell Soup Co                   153,980    6,188,055
ConAgra Inc                        168,216    5,067,507
Darden Restaurants Inc              47,983    1,055,626
General Mills Inc                   52,628    4,246,422
Great Atlantic & Pacific Tea Co     13,066      412,396
Heinz (H J) Co                     124,425    6,773,386
Hershey Foods Corp                  49,207    3,063,136
Kellogg Co                         139,304    5,154,248
Kroger Co+                          88,017    5,693,600
McDonald's Corp                    232,442   19,757,570
Pioneer Hi Bred International Inc   83,214    1,950,328
Quaker Oats Co                      46,919    2,562,950
Ralston-Purina Group               107,455    2,894,569
RJR Nabisco Holdings Corp          111,721    3,051,380
Safeway Inc+                       167,144    9,652,566

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Portfolio of Investments

Security Name                       Shares    Value

COMMON STOCKS (Continued)
Sara Lee Corp                      313,894 $  8,533,993
Super Value Inc                     41,447      997,318
Sysco Corp                         114,911    3,246,236
Tricon Global Restaurants+          52,553    3,258,286
Unilever NV (Netherlands)          219,882   15,927,702
UST Inc                             63,844    1,887,388
Wendy's International Inc           43,018    1,029,743
Winn-Dixie Stores Inc               51,099    2,238,775
Wrigley (W M) Jr Co                 39,970    3,717,210
                                           ------------
             TOTAL FOOD & RELATED
                          - VALUE          $135,610,705
                          -  COST          $100,122,282
FURNITURE & APPLIANCES-0.08%
Maytag Corp                         30,981 $  1,736,872
Whirlpool Corp                      26,133    1,136,786
                                           ------------
     TOTAL FURNITURE & APPLIANCES
                          - VALUE          $  2,873,658
                          -  COST          $  2,362,234
HEALTHCARE-0.52%
Cardinal Health Inc                 89,203 $  6,439,342
HCR Manor Care Inc+                 37,755      844,768
Healthsouth Corp+                  145,697    1,693,728
McKesson HBOC Inc                   93,203    6,337,804
St Jude Medical Inc+                28,759      722,570
United Healthcare Corp              64,042    3,158,071
                                           ------------
                 TOTAL HEALTHCARE
                          - VALUE          $ 19,196,283
                          -  COST          $ 20,182,826
HOSPITAL & MEDICAL SUPPLIES-2.25%
Bard (C R) Inc                      18,549 $  1,045,700
Bausch & Lomb Inc                   19,217    1,159,025
Baxter International Inc            97,977    6,895,131
Becton Dickinson & Co               84,666    2,836,311
Biomet Inc                          38,788    1,423,035
Boston Scientific Corp+            135,132    3,580,998
Columbia/HCA Healthcare Corp       221,945    3,967,267
Guidant Corp                       103,493    5,899,101
Johnson & Johnson                  461,767   39,423,358

    MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX MASTER PORTFOLIO--FEBRUARY 28,
    1999

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--FEBRUARY 28, 1999
Portfolio of Investments

Security Name                       Shares    Value

COMMON STOCKS (Continued)
Mallinckrodt Group Inc              24,539 $    759,175
Medtronic Inc                      196,643   13,887,912
Tenet Healthcare Corp+             106,214    2,091,088
                                           ------------
TOTAL HOSPITAL & MEDICAL SUPPLIES
                          - VALUE          $ 82,968,101
                          -  COST          $ 57,433,800
HOUSEHOLD PRODUCTS-2.24%
Alberto-Culver Co Class B           19,190 $    460,560
Avon Products Inc                   90,256    3,756,906
Colgate-Palmolive Co               100,709    8,547,676
Gillette Co                        381,016   20,431,983
Kimberly-Clark Corp                186,212    8,798,517
Procter & Gamble Co                455,589   40,775,216
                                           ------------
         TOTAL HOUSEHOLD PRODUCTS
                          - VALUE          $ 82,770,858
                          -  COST          $ 55,587,829
INSURANCE-3.53%
Aetna Inc                           49,127 $  3,638,468
Allstate Corp                      281,770   10,566,375
American General Corp               86,598    6,343,304
American International Group Inc   424,311   48,344,935
Aon Corp                            58,340    3,438,414
Chubb Corp                          56,055    3,349,286
CIGNA Corp                          70,968    5,570,988
Cincinnati Financial Corp           57,248    2,007,258
Conseco Inc                        108,091    3,235,974
Hartford Financial Services Group   80,323    4,342,462
Humana Inc+                         57,061      998,568
Jefferson-Pilot Corp                36,517    2,476,309
Lincoln National Corp               34,772    3,292,474
Loews Corp                          39,241    3,068,156
Marsh & McLennan Companies Inc      88,410    6,260,533
MBIA Inc                            34,142    2,101,867
Progressive Corp Ohio               24,869    3,195,667
Provident Co Inc                    46,552    1,524,578
Providian Financial Corp            48,734    4,976,960
SAFECO Corp                         46,961    1,887,245
St Paul Co                          80,403    2,603,047
Torchmark Corp                      48,346    1,607,505

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--FEBRUARY 28, 1999
Portfolio of Investments

Security Name                 Shares    Value

COMMON STOCKS (Continued)
Transamerica Corp             43,074 $  3,125,557
UNUM Corp                     47,632    2,131,532
                                     ------------
            TOTAL INSURANCE
                    - VALUE          $130,087,462
                    -  COST          $ 89,312,996
LODGING-0.12%
Hilton Hotels Corp            88,402 $  1,397,857
Marriott International        86,020    3,096,720
                                     ------------
              TOTAL LODGING
                    - VALUE          $  4,494,577
                    -  COST          $  3,326,589
MACHINERY-0.47%
Black & Decker Corp           30,387 $  1,481,366
Case Corp                     25,321      493,760
Caterpillar Inc              123,375    5,621,273
Cummins Engine Co Inc         13,957      572,237
Deere & Co                    82,050    2,682,009
Ingersoll-Rand Co             56,608    2,688,880
McDermott International Inc   20,687      412,447
Milacron Inc                  13,417      238,990
Pall Corp                     42,864      908,181
Parker Hannifin Corp          37,462    1,390,777
Thermo Electron Corp+         54,991      759,563
                                     ------------
            TOTAL MACHINERY
                    - VALUE          $ 17,249,483
                    -  COST          $ 17,374,354
MANUFACTURING-0.45%
Tyco International Ltd       221,393 $ 16,479,941
                                     ------------
        TOTAL MANUFACTURING
                    - VALUE          $ 16,479,941
                    -  COST          $ 10,700,373
METAL FABRICATORS-0.38%
Alcan Aluminum Ltd            78,438 $  1,907,024
Allegheny Teledyne Inc        67,656    1,395,405
Barrick Gold Corp            128,281    2,268,970
Battle Mountain Gold Co       79,036      266,747
Bethlehem Steel Corp+         44,531      392,429

    MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX MASTER PORTFOLIO--FEBRUARY 28,
    1999

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--FEBRUARY 28, 1999
Portfolio of Investments

Security Name                     Shares    Value

COMMON STOCKS (Continued)
Crane Co                          23,789 $    652,711
Engelhard Corp                    49,415      880,205
Freeport McMoRan Inc+             57,328      541,033
Nucor Corp                        30,207    1,346,099
Phelps Dodge Corp                 19,923      966,266
Placer Dome Inc                   85,533      935,517
Reynolds Metals Co                22,303      953,453
Timken Co                         21,647      382,881
USX - U.S. Steel Group            30,103      761,982
Worthington Industries Inc        32,184      408,335
                                         ------------
        TOTAL METAL FABRICATORS
                        - VALUE          $ 14,059,057
                        -  COST          $ 18,280,519
PHARMACEUTICALS-8.94%
Abbott Laboratories              521,291 $ 24,207,451
Allergan Inc                      22,471    1,831,387
ALZA Corp+                        29,771    1,561,117
American Home Products Corp      452,762   26,939,339
Amgen Inc+                        87,480   10,924,065
Bristol-Myers Squibb Co          341,187   42,968,238
Lilly (Eli) & Co                 377,695   35,762,995
Merck & Co Inc                   818,164   66,884,907
Millipore Corp                    15,193      423,505
Pfizer Inc                       445,648   58,797,683
Pharmacia and Upjohn Inc         174,381    9,503,765
Schering-Plough Corp             504,749   28,234,397
SouthTrust Corp                   48,400    1,939,025
Warner Lambert Co                281,974   19,473,829
                                         ------------
          TOTAL PHARMACEUTICALS
                        - VALUE          $329,451,703
                        -  COST          $170,732,360
PUBLISHING-0.86%
American Greetings Corp Class A   24,374 $    577,359
Comcast Corp Class A             126,962    9,006,367
Donnelley (R R) & Sons Co         46,729    1,600,468
Dow Jones & Co Inc                32,341    1,520,027
Gannett Co Inc                    96,778    6,145,403
Interpublic Group Co Inc          47,523    3,555,315
Knight-Ridder Inc                 27,073    1,358,726

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--FEBRUARY 28, 1999
Portfolio of Investments

Security Name                      Shares    Value

COMMON STOCKS (Continued)
McGraw-Hill Inc                    33,795 $  3,698,440
Meredith Corp                      17,996      607,365
Moore Corp Ltd                     30,496      320,208
New York Times Co Class A          62,857    1,948,567
Times Mirror Co Class A            27,381    1,528,202
                                          ------------
                TOTAL PUBLISHING
                         - VALUE          $ 31,866,447
                         -  COST          $ 20,546,989
RETAIL & RELATED-5.88%
AutoZone Inc+                      52,665 $  1,843,261
Circuit City Stores Inc            34,270    1,859,148
Consolidated Stores Corp+          37,242      938,033
Costco Co Inc+                     74,466    5,980,551
CVS Corp                          133,591    7,080,323
Dayton-Hudson Corp                151,216    9,460,451
Dillards Inc Class A               36,888      917,589
Dollar General Corp                63,330    1,895,942
Eastman Kodak Co                  111,359    7,370,574
Federated Department Stores Inc+   70,575    2,686,261
Fred Myer Inc+                     52,741    3,388,609
Gap Inc                           199,195   12,885,427
Harcourt General Inc               24,402    1,117,917
Home Depot Inc                    506,355   30,223,064
Jostens Inc                        12,489      292,711
K Mart Corp+                      169,360    2,963,800
Kohls Corp+                        54,470    3,758,430
Limited Inc                        78,359    2,781,745
Longs Drug Stores Corp             13,249      479,448
Lowe's Co Inc                     121,059    7,180,312
May Department Stores Co           80,227    4,753,450
Newell Co                          55,487    2,358,198
Nordstrom Inc                      51,241    2,062,450
Penney (J C) Co Inc                86,954    3,141,213
Rite Aid Corp                      88,890    3,677,824
Sears Roebuck & Co                131,764    5,352,913
Sherwin Williams Co                59,275    1,426,305
Staples Inc+                      160,014    4,705,420
Tandy Corp                         34,018    1,892,251
TJX Companies Inc                 110,837    3,165,782
Toys R Us Inc+                     90,058    1,272,069

    MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX MASTER PORTFOLIO--FEBRUARY 28,
    1999

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--FEBRUARY 28, 1999
Portfolio of Investments

Security Name                     Shares    Value

COMMON STOCKS (Continued)
Walgreen Co                      342,734 $ 10,967,488
WalMart Stores Inc               773,745   66,832,224
                                         ------------
         TOTAL RETAIL & RELATED
                        - VALUE          $216,711,183
                        -  COST          $129,837,297
SERVICES-0.16%
Block (H R) Inc                   34,686 $  1,573,877
Public Service Enterprise Group   78,639    2,988,282
Service Corp International        88,888    1,366,653
                                         ------------
                 TOTAL SERVICES
                        - VALUE          $  5,928,812
                        -  COST          $  5,980,052
TELECOMMUNICATIONS-10.11%
Airtouch Communications+         196,513 $ 17,894,965
Alltel Corp                       94,192    5,639,746
Ameritech Corp                   378,946   24,773,595
Andrew Corp+                      29,958      453,115
Ascend Communications Inc+        74,376    5,722,304
AT & T Corp                      620,398   50,950,209
Bell Atlantic Corp               533,223   30,626,996
BellSouth Corp                   671,663   31,064,414
Frontier Corp                     58,504    2,102,488
GTE Corp                         331,566   21,510,344
Lucent Technologies Inc          451,742   45,880,047
MCI WorldCom Inc+                629,764   51,955,530
NEXTEL Communications Class A+    98,965    2,975,135
Northern Telecom Ltd             223,972   13,004,398
SBC Communication Inc            671,763   35,519,469
Scientific-Atlanta Inc            25,911      840,488
Sprint Corp                      147,924   12,693,728
Sprint Corp (PCS Group)+         144,169    4,613,408
Tellabs Inc+                      66,814    5,349,296
U.S. West Inc                    172,767    9,210,641
                                         ------------
       TOTAL TELECOMMUNICATIONS
                        - VALUE          $372,780,316
                        -  COST          $216,959,379

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--FEBRUARY 28, 1999
Portfolio of Investments

Security Name                    Shares    Value

COMMON STOCKS (Continued)
TEXTILES-0.01%
Springs Industries Inc Class A    6,323 $    210,240
                                        ------------
                TOTAL TEXTILES
                       - VALUE          $    210,240
                       -  COST          $    257,099
TOBACCO-0.94%
Fortune Brands Inc               58,969 $  1,776,441
Philip Morris Co Inc            836,135   32,713,782
                                        ------------
                 TOTAL TOBACCO
                       - VALUE          $ 34,490,223
                       -  COST          $ 29,258,140
TRANSPORTATION-0.70%
Burlington Northern Santa Fe    161,139 $  5,337,729
Carnival Corp Class A           204,207    9,087,212
CSX Corp                         75,064    2,946,262
Laidlaw Inc Class B             113,589      873,215
Norfolk Southern Corp           130,297    3,656,460
Whitman Corp                     78,000    1,209,000
Union Pacific Corp               84,967    3,982,828
                                        ------------
          TOTAL TRANSPORTATION
                       - VALUE          $ 25,883,706
                       -  COST          $ 25,297,077
UTILITIES-1.98%
AES Corp+                        61,496 $  2,286,883
Ameren Corp                      47,237    1,762,531
American Electric Power Inc      65,829    2,740,132
Baltimore Gas & Electric Co      51,369    1,316,331
Carolina Power & Light Co        52,116    2,078,126
Central & South West Corp        73,169    1,815,506
Cinergy Corp                     54,690    1,596,264
Consolidated Edison Inc          80,152    3,747,106
Dominion Resources Inc           67,261    2,597,956
DTE Energy Co                    49,909    1,971,406
Duke Power Co                   124,394    7,074,909
Edison International            121,202    3,090,651
Entergy Corp                     84,706    2,392,945
FirstEnergy Corp                 80,784    2,362,932
FPL Group Inc                    62,169    3,197,818

    MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX MASTER PORTFOLIO--FEBRUARY 28,
    1999

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--FEBRUARY 28, 1999
Portfolio of Investments

Security Name                Shares     Value

COMMON STOCKS (Continued)
GPU Inc                      44,040 $    1,756,095
New Century Energies Inc     39,002      1,582,019
Niagara Mohawk Power Corp+   64,631        945,228
Northern States Power Co     51,821      1,337,630
Pacificorp                  102,402      1,836,836
PECO Energy Co               76,965      2,727,447
PG & E Corp                 131,627      4,146,251
PP & L Resources Inc         52,270      1,332,885
Reliant Energy Inc           97,893      2,624,756
Sempra Energy                82,745      1,737,645
Southern Co                 239,654      6,006,328
Texas Utilities Co           96,745      4,105,616
Unicom Corp                  74,743      2,658,048
                                    --------------
           TOTAL UTILITIES
                   - VALUE          $   72,828,280
                   -  COST          $   65,757,726
       TOTAL COMMON STOCKS
                   - VALUE          $3,469,052,921
                   -  COST          $2,326,715,872

MASTER INVESTMENT PORTFOLIO--S&P 500 INDEX
MASTER PORTFOLIO--FEBRUARY 28, 1999
Portfolio of Investments

                               Interest Maturity  Principal/
Security Name                    Rate     Date      Shares          Value

SHORT TERM INSTRUMENTS-10.45%
CASH EQUIVALENTS-2.24%
Dreyfus Institutional Money
 Market Fund++                                   $    937,119   $      937,119
Janus International Money
 Market Fund++                                     63,300,000       63,300,000
Merrimac Cash Fund-Premium
 Class++                                           18,500,000       18,500,000
                                                                --------------
                                                                $   82,737,119
U.S. TREASURY BILLS-0.46%
U.S. Treasury Bills             3.57**  03/25/99 $ 16,850,000   $   16,804,938
                                                                --------------
REPURCHASE AGREEMENTS-7.75%
Morgan Stanley Triparty
 Repurchase Agreement dated
 2/26/99 due 3/1/99 with a
 maturity value of
 $286,086,410 and an
 effective yield of 4.85%
 collateralized by U.S.
 Treasury Bonds with rates
 ranging from 9.875% to
 12.00%, maturity dates
 ranging from 05/15/03 to
 11/15/15, and aggregate
 market value of
 $105,479,493, U.S. Treasury
 Notes with rates ranging
 from 6.00% to 6.50%,
 maturity dates ranging from
 08/31/01 to 08/15/19 and an
 aggregate market value of
 110,650,813 and U.S.
 Treasury Bills, with a yield
 to maturity of 4.49%, a
 maturity date of 05/23/99,
 and a market value of
 $75,568,681                                     $285,978,454   $  285,978,454
                                                                --------------
 TOTAL SHORT TERM INSTRUMENTS
                      - VALUE                                   $  385,520,511
                      -  COST                                   $  385,512,686
TOTAL INVESTMENTS IN
 SECURITIES
(Cost $2,712,228,558) *
 (Notes 1 and 3)                                       104.54 % $3,854,573,432
Other Assets and Liabilities,
 Net                                                    (4.54)%   (167,480,654)
                                                        -----   --------------
TOTAL NET ASSETS                                       100.00 % $3,687,092,778
                                                       ======   ==============
-------------------------------------------------------------------------------

+ Non-income earning securities.
++ Represents collateral received from securities lending transactions. See
   Note 4.
* Cost for federal income tax purposes is 2,713,771,575 and net unrealized ap-preciation consists of:
** Yield to maturity

      Gross Unrealized
       Appreciation             $1,196,082,998
      Gross Unrealized
       Depreciation                (55,281,141)
                                --------------
      NET UNREALIZED
       APPRECIATION             $1,140,801,857
                                ==============

The accompanying notes are an integral part of these financial statements.

    MASTER INVESTMENT PORTFOLIO--U.S. TREASURY ALLOCATION MASTER PORTFOLIO-- FEBRUARY 28, 1999

MASTER INVESTMENT PORTFOLIO--U.S. TREASURY ALLOCATION
MASTER PORTFOLIO--FEBRUARY 28, 1999
Portfolio of Investments

                                         Interest  Maturity
  Principal  Security Name                 Rate      Date      Value

             U.S. TREASURY SECURITIES-18.94%
             U.S. TREASURY BONDS-18.94%
 $   900,000 U.S. Treasury Bonds            8.88%  02/15/19 $ 1,219,219
     300,000 U.S. Treasury Bonds            8.13%  05/15/21     383,906
   1,250,000 U.S. Treasury Bonds            7.63%  11/15/22   1,533,986
   1,200,000 U.S. Treasury Bonds            7.25%  08/15/22   1,412,626
   1,000,000 U.S. Treasury Bonds            6.88%  08/15/25   1,144,375
   1,000,000 U.S. Treasury Bonds            6.13%  11/15/27   1,049,688
                                                            -----------
                                                            $ 6,743,800
             TOTAL U.S. TREASURY SECURITIES                 $ 6,743,800
             (Cost $7,037,359)
             SHORT TERM INSTRUMENTS-83.99%
             CASH EQUIVALENTS-3.10%
 $     2,500 Dreyfus Institutional
             Money Market Fund+                             $     2,500
   1,100,000 Janus International Money
             Market Fund+                                     1,100,000
                                                            -----------
                                                            $ 1,102,500
             U.S. TREASURY BILLS-80.89%
 $28,885,000 U.S. Treasury Bills            4.25%* 04/01/99 $28,769,893
      36,000 U.S. Treasury Bills            4.80%* 05/13/99      35,669
                                                            -----------
                                                            $28,805,562
             TOTAL SHORT TERM INSTRUMENTS                   $29,908,062
             (Cost $29,909,143)
             TOTAL INVESTMENT IN SECURITIES
             (Cost $36,946,502) ** (Notes 1 and 3)  102.93% $36,651,862
             Other Assets and Liabilities           (2.93)%  (1,041,604)
                                                    ------  -----------
             TOTAL NET ASSETS                       100.00% $35,610,258
                                                    ======  ===========

------
 + Represents collateral received from securities lending transactions. See
   Note 4.
 * Yield to Maturity
** Cost for federal income tax purposes is $36,947,217 and net unrealized de-preciation consists of:

      Gross Unrealized Appreciation  $      --
      Gross Unrealized Depreciation   (295,355)
                                     ---------
      NET UNREALIZED DEPRECIATION    $(295,355)
                                     =========

The accompanying notes are an integral part of these financial statements.

STATEMENT OF ASSETS & LIABILITIES
FEBRUARY 28, 1999

                                                   Master               Master
                                     Investment Portfolio Investment Portfolio
                                         Asset Allocation           Bond Index
                                         Master Portfolio     Master Portfolio
------------------------------------------------------------------------------
ASSETS
Investments:
In securities, at market value (see
 cost below) (Note 1)                        $619,857,001         $431,750,346
Cash                                                    0                    0
Receivables:
 Beneficial interests sold                              0                    0
 Investments sold                                 264,390                    0
 Dividends and interest                         1,469,415            4,658,968
 Due from BGI (Note 2)                                  0                    0
Total Assets                                  621,590,806          436,409,314
LIABILITIES
Payables:
 Variation margin on futures
  contracts                                             0                    0
 Investment securities purchased                  271,150                    0
 Collateral for securities loaned
  (Note 4)                                     22,079,841           34,661,200
 Due to BGI (Note 2)                              216,439               20,228
Total Liabilities                              22,567,430           34,681,428
TOTAL NET ASSETS                             $599,023,376         $401,727,886
INVESTMENTS AT COST                          $483,325,301         $433,394,401
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF ASSETS AND LIABILITIES--FEBRUARY 28, 1999


              Master                       Master                             Master
Investment Portfolio         Investment Portfolio               Investment Portfolio
       LifePath 2000                LifePath 2010                      LifePath 2020
    Master Portfolio             Master Portfolio                   Master Portfolio
----------------------------------------------------
    $123,807,033                 $260,646,485                       $393,093,207
             753                          575                                962
               0                            0                                  0
         892,310                    2,682,375                          3,078,562
         958,274                    1,693,284                          1,658,382
               0                            0                                  0
     125,658,370                  265,022,719                        397,831,113
               0                            0                                  0
               0                            0                          1,017,111
       8,875,364                   21,310,585                         30,433,039
          42,596                      151,072                            217,330
       8,917,960                   21,461,657                         31,667,480
    $116,740,410                 $243,561,062                       $366,163,633
    $117,636,006                 $227,114,593                       $314,466,454
------------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES
FEBRUARY 28, 1999

                                                   Master               Master
                                     Investment Portfolio Investment Portfolio
                                                 LifePath             LifePath
                                                     2030                 2040
                                         Master Portfolio     Master Portfolio
------------------------------------------------------------------------------
ASSETS
Investments:
In securities, at market value (see
 cost below) (Note 1)                        $293,572,849         $537,335,765
Cash                                                    0                   41
Receivables:
 Beneficial interests sold                              0                    0
 Investments sold                               1,886,222            1,985,377
 Dividends and interest                           712,594              781,689
 Due from BGI (Note 2)                                  0                    0
Total Assets                                  296,171,665          540,102,872
LIABILITIES
Payables:
 Variation margin on futures
  contracts                                             0                    0
 Investment securities purchased                  813,185            2,735,423
 Collateral for securities loaned
  (Note 4)                                     18,347,440           44,522,675
 Due to BGI (Note 2)                              180,622              325,889
Total Liabilities                              19,341,247           47,583,987
TOTAL NET ASSETS                             $276,830,418         $492,518,885
INVESTMENTS AT COST                          $221,769,976         $412,290,662
------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF ASSETS AND LIABILITIES--FEBRUARY 28, 1999


              Master                     Master                             Master
Investment Portfolio       Investment Portfolio               Investment Portfolio
        Money Market              S&P 500 Index           U.S. Treasury Allocation
    Master Portfolio           Master Portfolio                   Master Portfolio
--------------------------------------------------
        $264,510,078             $3,854,573,432                        $36,651,862
                   0                          0                                282
                   0                184,800,000                                  0
                   0                          0                                  0
           1,075,020                  3,990,156                             59,871
              63,692                          0                                743
         265,648,790              4,043,363,588                         36,712,758
                   0                  1,533,119                                  0
           3,002,469                271,774,548                                  0
                   0                 82,737,119                          1,102,500
                   0                    226,024                                  0
           3,002,469                356,270,810                          1,102,500
        $262,646,321             $3,687,092,778                        $35,610,258
        $264,510,078             $2,712,228,558                        $36,946,502
----------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 1999



                                                   Master               Master
                                     Investment Portfolio Investment Portfolio
                                         Asset Allocation           Bond Index
                                         Master Portfolio     Master Portfolio
-------------------------------------------------------------------------------
NET INVESTMENT INCOME
 Dividends+                                   $ 5,940,051          $         0
 Interest++                                     8,449,263            7,152,613
Total Investment Income                        14,389,314            7,152,613
EXPENSES (NOTE 2)
 Advisory fees                                  1,941,048               89,576
Total Expenses                                  1,941,048               89,576
NET INVESTMENT INCOME (LOSS)                   12,448,266            7,063,037
REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS
Net realized gain (loss) on sale of
 investments                                   54,934,107              419,676
Net realized gain (loss) on sale of
 futures contracts                                      0                    0
Net change in unrealized
 appreciation (depreciation) of
 investments                                   25,525,980           (4,365,016)
Net change in unrealized
 appreciation (depreciation) of
 futures contracts                                      0                    0
Net Gain (Loss) on Investments                 80,460,087           (3,945,340)
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS             $92,908,353          $ 3,117,697
-------------------------------------------------------------------------------
+ Net of foreign withholding tax              $       680                    0
  of:
++ Interest income includes                   $    92,420          $    24,075
   securities lending income of:

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF OPERATIONS--FOR THE YEAR ENDED FEBRUARY 28, 1999


          Master                         Master                                     Master
      Investment                     Investment                                 Investment
       Portfolio                      Portfolio                                  Portfolio
        LifePath                       LifePath                                   LifePath
            2000                           2010                                       2020
Master Portfolio               Master Portfolio                           Master Portfolio
----------------------------------------------------
    $    414,888                    $ 1,679,143                                $ 3,765,647
       4,757,899                      6,605,799                                  6,029,606
       5,172,787                      8,284,942                                  9,795,253
         630,133                      1,236,989                                  1,882,147
         630,133                      1,236,989                                  1,882,147
       4,542,654                      7,047,953                                  7,913,106
       4,718,618                     13,218,840                                 24,960,119
               0                              0                                          0
     (1,372,957)                      2,322,667                                  7,187,708
               0                              0                                          0
       3,345,661                     15,541,507                                 32,147,827
    $  7,888,315                    $22,589,460                                $40,060,933
------------------------------------------------------------------------------------------
    $      1,566                    $     3,647                                $     5,470
    $     23,722                    $    62,981                                $   110,958

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED FEBRUARY 28, 1999


                                                       Master           Master
                                                   Investment       Investment
                                                    Portfolio        Portfolio
                                                     LifePath         LifePath
                                                         2030             2040
                                             Master Portfolio Master Portfolio
------------------------------------------------------------------------------
NET INVESTMENT INCOME
 Dividends+                                       $ 3,421,020      $ 6,932,033
 Interest++                                         2,457,292          559,542
Total Investment Income                             5,878,312        7,491,575
EXPENSES (NOTE 2)
 Advisory fees                                      1,405,948        2,472,170
Total Expenses                                      1,405,948        2,472,170
NET INVESTMENT INCOME (LOSS)                        4,472,364        5,019,405
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net realized gain (loss) on sale of
 investments                                       17,728,114       34,827,042
Net realized gain (loss) on sale of futures
 contracts                                                  0                0
Net change in unrealized appreciation
 (depreciation) of investments                     10,724,507       23,947,962
Net change in unrealized appreciation
 (depreciation) of futures contracts                        0                0
Net Gain (Loss) on Investments                     28,452,621       58,775,004
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                        $32,924,985      $63,794,409
------------------------------------------------------------------------------
 + Net of foreign withholding tax of:             $     6,903      $     8,607
++ Interest income includes securities
   lending income of:                             $    95,289      $   192,030

The accompanying notes are an integral part of these financial statements.

    STATEMENT OF OPERATIONS--FOR THE YEAR ENDED FEBRUARY 28, 1999



              Master                     Master                             Master
Investment Portfolio       Investment Portfolio               Investment Portfolio
        Money Market              S&P 500 Index           U.S. Treasury Allocation
   Master Portfolio*           Master Portfolio                   Master Portfolio
---------------------------------------------
          $        0               $ 36,647,898                         $        0
           5,516,159                  8,379,792                          2,300,666
           5,516,159                 45,027,690                          2,300,666
             104,611                  1,353,414                            130,490
             104,611                  1,353,414                            130,490
           5,411,548                 43,674,276                          2,170,176
                   0                143,991,139                            450,904
                   0                 37,982,701                                  0
                   0                265,023,900                           (417,682)
                   0               (14,225,550)                                  0
                   0                432,772,190                             33,222
          $5,411,548               $476,446,466                         $2,203,398
-----------------------------------------------------------------------------------
          $        0               $      5,288                         $        0
          $        0               $     78,935                         $    1,136

* Period from September 1, 1998 (commencement of operations) to February 28,
  1999.

STATEMENTS OF CHANGES IN NET ASSETS

                                             Master Investment Portfolio
                                       Asset Allocation Master Portfolio
                                       ----------------------------------
                                                For the           For the
                                             Year Ended        Year Ended
                                           February 28,      February 28,
                                                   1999              1998
-------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)          $     12,448,266  $     17,382,461
 Net realized gain (loss) on sale of
  investments                                54,934,107        43,346,192
 Net realized gain (loss) on sale of
  futures contracts                                   0                 0
 Net change in unrealized appreciation
  (depreciation) of investments              25,525,980        54,041,425
 Net change in unrealized appreciation
  (depreciation) of futures contracts                 0                 0
Net increase (decrease) in net assets
 resulting from operations                   92,908,353       114,770,078
Net increase (decrease) in net assets
 resulting from beneficial interest
 transactions                               (29,021,715)     (11,593,179)
Increase (decrease) in Net Assets            63,886,638       103,176,899
NET ASSETS:
Beginning net assets                   $    535,136,738  $    431,959,839
Ending Net Assets                      $    599,023,376  $    535,136,738
-------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS


                                                 Master Investment Portfolio
                                                 Bond Index Master Portfolio
 ---------------------------------------------------------------------------
       For the                                                       For the
    Year Ended                                                    Year Ended
  February 28,                                                  February 28,
          1999                                                          1998
---------------------------
 $   7,063,037                                                $   12,426,184
       419,676                                                     3,123,379
             0                                                             0
   (4,365,016)                                                     3,034,137
             0                                                             0
     3,117,697                                                    18,583,700
   305,376,058                                                  (146,679,073)
   308,493,755                                                  (128,095,373)
 $  93,234,131                                                $  221,329,504
 $ 401,727,886                                                $   93,234,131
-----------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                 Master Investment Portfolio
                                              LifePath 2000 Master Portfolio
                                             -------------------------------
                                                     For the         For the
                                                  Year Ended      Year Ended
                                                February 28,    February 28,
                                                        1999            1998
----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                $     4,542,654 $     5,325,967
 Net realized gain (loss) on sale of
  investments                                      4,718,618       5,800,419
 Net realized gain (loss) on sale of futures
  contracts                                                0               0
 Net change in unrealized appreciation
  (depreciation) of investments                  (1,372,957)       3,089,773
 Net change in unrealized appreciation
  (depreciation) of futures contracts                      0               0
Net increase (decrease) in net assets
 resulting from operations                         7,888,315      14,216,159
Net increase (decrease) in net assets
 resulting from beneficial interest
 transactions                                    (7,346,906)    (29,290,156)
Increase (decrease) in Net Assets                    541,409    (15,073,997)
NET ASSETS:
Beginning net assets                         $   116,199,001 $   131,272,998
Ending net assets                            $   116,740,410 $   116,199,001
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS


        Master Investment Portfolio               Master Investment Portfolio
     LifePath 2010 Master Portfolio            LifePath 2020 Master Portfolio
 ----------------------------------       ------------------------------------------
         For the            For the               For the                 For the
      Year Ended         Year Ended            Year Ended              Year Ended
    February 28,       February 28,          February 28,            February 28,
            1999               1998                  1999                    1998
-------------------------------------------------------
 $     7,047,953    $     6,460,247       $     7,913,106         $     7,680,647
      13,218,840          9,734,287            24,960,119              16,445,704
               0                  0                     0                       0
       2,322,667         16,696,571             7,187,708              39,706,672
               0                  0                     0                       0
      22,589,460         32,891,105            40,060,933              63,833,023
      12,753,903          5,815,674              (168,062)             10,995,106
      35,343,363         38,706,779            39,892,871              74,828,129
 $   208,217,699    $   169,510,920       $   326,270,762         $   251,442,633
 $   243,561,062    $   208,217,699       $   366,163,633         $   326,270,762
------------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                           Master Investment Portfolio
                                        LifePath 2030 Master Portfolio
                                       -------------------------------
                                               For the         For the
                                            Year Ended      Year Ended
                                          February 28,    February 28,
                                                  1999            1998
----------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)          $     4,472,364 $     4,066,385
 Net realized gain (loss) on sale of
  investments                               17,728,114       9,255,193
 Net realized gain (loss) on sale
   of futures contracts                              0               0
 Net change in unrealized appreciation
  (depreciation) of investments             10,724,507      35,383,133
 Net change in unrealized appreciation
  (depreciation) of futures contracts                0               0
Net increase (decrease) in net assets
 resulting from operations                  32,924,985      48,704,711
Net increase (decrease) in net assets
 resulting from beneficial interest
 transactions                               10,295,060      26,100,829
Increase (decrease) in Net Assets           43,220,045      74,805,540
NET ASSETS:
Beginning net assets                   $   233,610,373 $   158,804,833
Ending net assets                      $   276,830,418 $   233,610,373
----------------------------------------------------------------------

*For the period from September 1, 1998 (commencement of operations) to February 28, 1999.
The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS


           Master Investment Portfolio                 Master Investment Portfolio
        LifePath 2040 Master Portfolio               Money Market Master Portfolio
 -------------------------------------               -----------------------------
         For the               For the                                     For the
      Year Ended            Year Ended                                Period Ended
    February 28,          February 28,                                February 28,
            1999                  1998                                       1999*
-------------------------------------------------------
 $     5,019,405       $     4,675,068                                $  5,411,548
      34,827,042            26,380,392                                           0
               0                14,539                                           0
      23,947,962            58,037,494                                           0
               0               (52,500)                                          0
      63,794,409            89,054,993                                   5,411,548
      23,995,369            57,589,386                                 257,234,773
      87,789,778           146,644,379                                 262,646,321
 $   404,729,107       $   258,084,728                                $          0
 $   492,518,885       $   404,729,107                                $262,646,321
----------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS

                                                 Master Investment Portfolio
                                              S&P 500 Index Master Portfolio
                                             -------------------------------
                                                     For the         For the
                                                  Year Ended      Year Ended
                                                February 28,    February 28,
                                                        1999            1998
----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
 Net investment income (loss)                $    43,674,276 $    35,530,147
 Net realized gain (loss) on sale of
  investments                                    143,991,139      52,551,777
 Net realized gain (loss) on sale of futures
  contracts                                       37,982,701      18,816,662
 Net change in unrealized appreciation
  (depreciation) of investments                  265,023,900     452,651,075
 Net change in unrealized appreciation
  (depreciation) of futures contracts           (14,225,550)      10,434,575
Net increase (decrease) in net assets
 resulting from operations                       476,446,466     569,984,236
Net increase (decrease) in net assets
 resulting from beneficial interest
 transactions                                    856,583,098     299,742,532
Increase (decrease) in Net Assets              1,333,029,564     869,726,768
NET ASSETS:
Beginning net assets                         $ 2,354,063,214 $ 1,484,336,446
Ending Net Assets                            $ 3,687,092,778 $ 2,354,063,214
----------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

    STATEMENTS OF CHANGES IN NET ASSETS


                                              Master Investment Portfolio
                                                 U.S. Treasury Allocation
                                                         Master Portfolio
 --------------------------------------------------------------------------
       For the                                                      For the
    Year Ended                                                   Year Ended
  February 28,                                                 February 28,
          1999                                                         1998
--------------------
 $    2,170,176                                                $   2,861,900
        450,904                                                      497,222
              0                                                            0
       (417,682)                                                     384,200
              0                                                            0
      2,203,398                                                    3,743,322
    (13,799,138)                                                  (4,069,601)
    (11,595,740)                                                    (326,279)
 $   47,205,998                                                $  47,532,277
 $   35,610,258                                                $  47,205,998
-----------------------------------------------------------------------------

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

1. Significant Accounting Policies

  Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. MIP was organized on October 20, 1993 as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated May 14, 1993, and had no operations prior to May 26, 1994. MIP currently issues, the following separate portfolios (the "Master Portfolios"), the Asset Allocation, Bond Index, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, S&P 500 Index, Extended Index, U.S. Equity Index and U.S. Treasury Allocation Master Portfolios. The Money Market Master Portfolio commenced operations on September 1, 1998, with the transfer of $170,362,016 in securities from Money Market Fund, of the MasterWorks Funds, Inc. These financial statements show all MIP's except Extended Index and U.S. Equity Index Master Portfolios.

  The following significant accounting policies are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

  Security Valuation

  The equity securities of each Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS
quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

  The Money Market Master Portfolio uses the amortized cost method of valuation to determine the value of its portfolio securities in accordance with rule 2a-7 under the 1940 Act. The amortized cost method, which involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, approximates market value.

  Security Transactions and Income Recognition

  Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Bond discounts and premiums, except for the Money Market Master Portfolio, are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

  Federal Income Taxes

  Each Master Portfolio intends to qualify as a partnership for federal income tax purposes. Each Master Portfolio therefore believes that it will not be subject to any federal income tax on its income and net realized capital gains (if any). However, each investor in a Master Portfolio will be taxed on its allocable share of the partnership's income and capital gains for purposes of determining its federal income tax liability. The determination of such share will be made in accordance with the applicable sections of the Code.

  It is intended that each Master Portfolio's assets, income and allocations will be managed in such a way that a regulated investment company investing in a Master Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investment company invested all of its assets in the corresponding Master Portfolio.

  Futures Contracts

  The Asset Allocation, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and S&P 500 Index Master Portfolios may purchase futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Asset Allocation, LifePath 2000, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040 and S&P 500 Index Master Portfolios are required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolios as unrealized gains or losses. When the contract is closed, the Master Portfolios record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolios are required to segregate cash, U.S. Government obligations or high quality, liquid debt instruments in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities. As of February 28, 1999, the following Master Portfolio had open long futures contracts outstanding:

S&P 500 Index Master Portfolio

                                   Expiration       Notional Net Unrealized
Number of Contracts           Type       Date Contract Value   Depreciation
----------------------------------------------------------------------------
978                  S&P 500 Index March 1999   $302,079,750    $(2,976,575)

  The S&P 500 Index Master Portfolio has pledged to brokers U.S. Treasury Bills for initial margin requirements with a par value of $9,828,900.

  Repurchase Agreements

  Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in each Master Portfolio's Portfolio of Investments. The advisor to the Master Portfolios may pool each Master

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. Each Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than 102% of market value. The repurchase agreements entered into on February 28, 1999 by the Master Portfolios are collateralized by U.S. Government Securities.

2. Agreements and Other Transactions with Affiliates

  Pursuant to an Investment Advisory Contract with each Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of each Master Portfolio's assets. BGFA is entitled to receive 0.35%, 0.08%, 0.10%, 0.05% and 0.30% of the average daily net assets of the Asset Allocation, Bond Index, Money Market, S&P 500 Index and U.S. Treasury Allocation Master Portfolios, respectively, as compensation for advisory services. BGFA is entitled to receive 0.55% of the average daily net assets of each of the LifePath Master Portfolios as compensation for its advisory services. BGFA is an indirect subsidiary of Barclays Bank PLC.

  Investors Bank & Trust Company ("IBT") serves as the custodian to each Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as Sub-Administrator of each Master Portfolio.

  Stephens Inc. ("Stephens") is the Funds' co-administrator, sponsor and placement agent for the Master Portfolios. Certain officers and directors of MIP are also officers of Stephens. As of February 28, 1999, these officers of Stephens indirectly collectively owned less than 1% of the Master Portfolios' outstanding beneficial interests.

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

3. Investment Portfolio Transactions

  Purchases and sales of investments, exclusive of short-term securities, for each Master Portfolio for the year ended February 28, 1999 are as follows:


Aggregate Purchases           Asset Allocation       Bond Index    LifePath 2000
and Sales of:                 Master Portfolio Master Portfolio Master Portfolio
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
 Purchases at cost                $ 59,762,796   $  212,693,399      $52,774,360
 Sales Proceeds                    104,374,234       31,894,221       47,552,808
OTHER SECURITIES:
 Purchases at cost                $119,884,852   $  109,813,822      $ 3,970,669
 Sales proceeds                     91,468,726        2,543,045       10,374,853
Aggregate Purchases              LifePath 2010    LifePath 2020    LifePath 2030
and Sales of:                 Master Portfolio Master Portfolio Master Portfolio
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
 Purchases at cost                 $81,554,989   $   89,496,463      $24,870,357
 Sales proceeds                     50,708,717       64,163,575       12,715,369
OTHER SECURITIES:
 Purchases at cost                  20,912,005       37,609,060       34,256,043
 Sales proceeds                     26,837,634       52,187,649       34,800,472

                                                                   U.S. Treasury
Aggregate Purchases              LifePath 2040    S&P 500 Index       Allocation
and Sales of:                 Master Portfolio Master Portfolio Master Portfolio
--------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS:
 Purchases at cost                 $14,257,406   $            0      $23,551,225
 Sales proceeds                      5,390,719                0       31,842,343
OTHER SECURITIES:
 Purchases at cost                 $99,989,169   $1,187,951,471      $         0
 Sales proceeds                     80,635,558      275,613,257                0

MASTER INVESTMENT PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS

4. Portfolio Securities Loaned

  As of February 28, 1999, certain Master Portfolios had loaned securities which were collateralized by cash. Each Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Portfolios of securities lending are that the borrower may not provide additional collateral when required or return the securities when due. The value of the securities on loan and the value of the related collateral were as follows:

                                            Securities  Collateral
------------------------------------------------------------------
Asset Allocation Master Portfolio          $21,228,889 $22,079,841
Bond Index Master Portfolio                $33,624,016 $34,661,200
LifePath 2000 Master Portfolio             $ 8,630,087 $ 8,875,364
LifePath 2010 Master Portfolio             $20,553,970 $21,310,585
LifePath 2020 Master Portfolio             $29,389,992 $30,433,039
LifePath 2030 Master Portfolio             $17,703,645 $18,347,440
LifePath 2040 Master Portfolio             $42,933,747 $44,522,675
S&P 500 Index Master Portfolio             $80,346,100 $82,737,119
U.S. Treasury Allocation Master Portfolio  $ 1,061,215 $ 1,102,500

5. Financial Highlights

  The portfolio turnover rates, excluding short-term securities, for the Master Portfolios are as follows:

                                                                                            For the
                                                                                        Period from
                                                                                       May 26, 1994
                               For the       For the       For the       For the      (commencement
                            Year Ended    Year Ended    Year Ended    Year Ended  of operations) to
                          February 28,  February 28,  February 28,  February 29,       February 28,
                                  1999          1998          1997          1996               1995
----------------------------------------------------------------------------------------------------
Asset Allocation Master
 Portfolio                          33%           57%           43%           40%                23%
Bond Index Master
 Portfolio                          28%           59%           39%           21%                37%
LifePath 2000 Master
 Portfolio                          66%           39%          108%           84%                17%
LifePath 2010 Master
 Portfolio                          38%           46%           73%           39%                24%
LifePath 2020 Master
 Portfolio                          36%           41%           61%           49%                28%
LifePath 2030 Master
 Portfolio                          19%           27%           42%           39%                40%
LifePath 2040 Master
 Portfolio                          19%           34%           48%           29%                 5%
S&P 500 Index Master
 Portfolio                          11%            6%            4%            2%                 5%
U.S. Treasury Allocation
 Master Portfolio                  195%           76%          196%          325%                87%

Independent Auditors' Report
--------------------------------------------------------------------------------

To the Shareholders and Board of Trustees
Master Investment Portfolio:

We have audited the accompanying statements of assets and liabilities, includ-ing the portfolios of investments, of Master Investment Portfolio (comprising respectively, Asset Allocation Master Portfolio, Bond Index Master Portfolio, LifePath 2000 Master Portfolio, LifePath 2010 Master Portfolio, LifePath 2020 Master Portfolio, LifePath 2030 Master Portfolio, LifePath 2040 Master Portfo-lio, Money Market Master Portfolio, S&P 500 Index Master Portfolio, and U.S. Treasury Allocation Master Portfolio) as of February 28, 1999, and the related statements of operations for the year then ended, except for the Money Market Master Portfolio which is for the period from September 1, 1998 (commencement of operations) to February 28, 1999, the statements of changes in net assets for each of the years in the two-year period then ended, except for the Money Market Master Portfolio which is for the period from September 1, 1998 to Feb-ruary 28, 1999, and the financial highlights for each of the years in the four-year period then ended, except for the Money Market Master Portfolio which is for the period from September 1, 1998 to February 28, 1999. These financial statements and financial highlights are the responsibility of the Trust's man-agement. Our responsibility is to express an opinion on these financial state-ments and financial highlights based on our audits. All periods indicated in
Note 5 ending prior to March 1, 1995, were audited by other auditors whose re-port dated April 20, 1995, expressed an unqualified opinion on this informa-tion.

We conducted our audits in accordance with generally accepted auditing stan-dards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial high-lights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of Feb-ruary 28, 1999 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement pre-sentation. We believe that our audits provide a reasonable basis for our opin-ion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned master portfolios of Master Investment Portfolio as of February 28, 1999, the results of their operations, the changes in their net assets and their financial highlights for the periods indicated, except as noted above, in conformity with generally accepted accounting principles.

                                                  /s/ KPMG LLP
San Francisco, California
April 2, 1999

                        MasterWorks(R) Funds
                        c/o Investors Bank and Trust Co.
                        200 Clarendon Street
                        Boston, MA 02111


                        MWAR.2/99